Summit
Mutual                 SEMIANNUAL
Funds                      REPORT


                           SUMMIT PINNACLE SERIES
-----------------------------------------------------------------
                           Zenith Portfolio
                           Bond Portfolio
                           S&P 500 Index Portfolio
                           S&P MidCap 400 Index Portfolio
                           Balanced Index Portfolio
                           Nasdaq-100 Index Portfolio
                           Russell 2000 Small Cap Index Portfolio

JUNE 30, 2002              [LOGO] SUMMIT
                                  ------
                                  MUTUAL
                                  FUNDS

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                        SEMIANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message from the President..................................    1

Investment Review
    Zenith Portfolio........................................    3
    Bond Portfolio..........................................    4
    S&P 500 Index Portfolio.................................    5
    S&P MidCap 400 Index Portfolio..........................    6
    Balanced Index Portfolio................................    7
    Nasdaq-100 Index Portfolio..............................    8
    Russell 2000 Small Cap Index Portfolio..................    9

Statements of Assets and Liabilities........................   10

Statements of Operations....................................   12

Statements of Changes in Net Assets.........................   14

Schedule of Investments
    Zenith Portfolio........................................   17
    Bond Portfolio..........................................   18
    S&P 500 Index Portfolio.................................   21
    S&P MidCap 400 Index Portfolio..........................   26
    Balanced Index Portfolio................................   30
    Nasdaq-100 Index Portfolio..............................   35
    Russell 2000 Small Cap Index Portfolio..................   37

Notes to Financial Statements...............................   54

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL
FUNDS, INC.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                   MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to provide you the Summit Mutual Funds Semiannual Report on the Pinnacle Series, a family of funds that supports the investment needs of your specific variable insurance product. We are also very pleased to welcome new investors to Summit.

                             INVESTMENT ENVIRONMENT

  Financial markets have been difficult for investors in the first six months of the year. Investors have ignored good economic news and focused on high profile accounting scandals and weak corporate profits.

                              EQUITY INDEX RETURNS
  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500           -13.15%
Nasdaq Composite  -24.84%
S&P MidCap 400     -3.21%
Russell 2000       -4.69%
MSCI EAFE          -1.62%

  Fixed income investors fared much better as investors preferred the relative safety of the bond market. The Lehman Aggregate Bond index, a measure of high quality domestic bonds, has risen 3.79% so far in 2002.

                               BOND INDEX RETURNS
  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Lehman Aggregate      3.79%
90-Day Treasury Bill  0.90%
Lehman Bros. Muni     4.64%

                              CORPORATE GOVERNANCE

  The bear market for stocks and recent events related to corporate governance and ethics serve to remind us that although the market's ups and downs can be harrowing, they are a natural part of market dynamics.

  The market has sent a strong signal to the corporate world that good corporate governance, transparency and integrity are as important as growth in earnings.

                      [GRAPHIC OF FORTUNE MAGAZINE COVER]

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

                                  SUMMIT FUNDS

  One way to dampen the volatility of your portfolio is to adequately diversify your investments. Within our broad range of funds, Summit Mutual Funds is able to provide the foundation of a diversified investment plan.

                     PINNACLE SERIES RISK/REWARD SPECTRUM*

                                                                                                                      HIGHER
                                                                                                                      RISK/
                                                                                                                      HIGHER
                                                                                                                      REWARD
                                                                                                                      -----------

                                                                                                        Summit
                                                                                                        Nasdaq-100
                                                                                                        Index Fund
                                                                                          Summit
                                                                                          Russell
                                                                                          2000 Index
                                                                                          Fund
                                                                            Summit S&P
                                                                            MidCap 400
                                                                            Index Fund
                                                              Summit S&P
                                                              500 Index
                                                              Fund
                                                Summit
                                                Zenith Fund
                                  Summit
                                  Balanced
                                  Index Fund
                    Summit Bond
                    Fund
 LOWER RISK/
 LOWER REWARD
 ----------------

   *This spectrum shows our assessment of the relative volatility of Summit's Pinnacle Series Mutual Funds, determined using Standard Deviation calculations from 10/1/00 through 9/30/01. It should not be used to compare Summit Mutual Funds with any other funds or different types of investments. This spectrum should not be used to predict future volatility or performance of a fund. As well, a fund's position on this spectrum is subject to change without notice as market and economic conditions change. While there is a potential for higher returns on high risk funds, there is no guarantee on the performance of these or any other Fund.

                                 CORE & EXPLORE

  Our "Core & Explore" theme utilizing both index funds and actively managed funds has provided helpful guidance to investors in establishing diversified portfolios in these difficult times.

  The concept of utilizing these two different investment styles may be effective in a comprehensive investment portfolio.

On the following pages you will find commentary from Summit's portfolio managers and specific details as to each Fund's portfolio and total return investment performance. Please read this information and ask questions of your financial advisor -- or call us toll-free at 877-546-FUND.

In these difficult times, we thank you for the trust you have placed in us.

                                          Best regards,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                             ZENITH PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

STRATEGY - The Summit Pinnacle Zenith Portfolio will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Summit Pinnacle Zenith Portfolio (the "Portfolio") performance for the first six months of 2002 declined 9.2% (before contract fees and expenses) versus a 4.78% decline for the Russell 1000 Value Index and a 13.15% decline for the S&P
500. Another index-the NASDAQ composite (technology bellwether)-declined 24.84%. The results of the broader averages were primarily a one-month event-June. Very few funds or indices were able to show positive returns due to the lack of confidence in publicly traded companies and their managements. While the problems have been festering since the late 1990's, the government "quick fix" is shocking the system and is currently harming the "patient".

At a time when the financial markets need a shot in the arm, the Federal Reserve is on automatic pilot. After the Federal Reserve stopped cutting interest rates in December 2001, Alan Greenspan has essentially abdicated all his market moving powers. Alan Greenspan's one trick of cutting interest rates and stimulating the stock market and the economy is done. His apogee having been passed and his apotheosis now premature, his term is essentially complete. The economy (GDP) has exhibited good growth in the first quarter increasing 6.1%. Traditionally, this type of growth would be reflected in rising earnings and stock prices. Unfortunately, as some positive earnings are being reported they are running into a market headwind of SEC audits, government finger pointing, and more conservative accounting practices, Wall Street analysts, and credit rating agencies. While investors would have been better served by this police action before the "bubble", this "perfect storm" of pendulum swinging will overreact and spend itself. The wave of conservatism which has given us much lower stock prices has also tied the Federal Reserve's hands from raising interest rates this year as it is more worried about deflation than inflation at this point.

The market became a battleground commencing in June. Until that time it was possible to maneuver from sector to sector selling the overpriced one to buy the under priced one and still earn a profit. The difference in June was the aforementioned pendulum swing that disgusted the investing public -and may have finally eaten into their capital as opposed to their gains. Redemptions swamped the ability to show positive returns. The virulent strain of investor panic manifested by mutual fund redemptions and fed by CNBC, which became Court-TV, overwhelmed the market. This similar action occurred in 1999 when Value funds were being liquidated due to under performing Growth funds. Of course, this was at the bottom of Value funds' relative performance. Currently, the famous Growth mutual funds are being redeemed and are not only selling growth /technology names but also other names they have diversified into. This action of selling not only growth names but also value names further erodes the overall market and has taken the ability to hide (by buying value stocks) from the overpriced stocks as all stocks must be sold to pay for these redemptions. This redemption phase can stop after companies reach a level that they feel compelled to purchase their shares on the open market due to their under valuation. Additionally, company acquisitions for cash could stem the redemption flow. The flow of money out of the system must be corrected by the companies healthy enough financially to have cash to spend.

The Portfolio is taking advantage of the stock market's malaise to upgrade the portfolio to market leaders with strong balance sheets. As everything is being pummeled, valuations for market leaders become more attractive. Now is not the time for inaction. Additionally, as an equity fund it is the objective of the portfolio not to market time and keep a full slate of equities that should benefit after we pass the crest of mutual fund redemptions. The market which in the past was focused on revenue growth, price to earnings growth and first mover advantage is becoming more sane and is looking at dividend yields, price to book, and price to cash flow which are more value oriented measures as opposed to growth measures. As the overall market PE ratio deflates, we believe that these value measures should provide better downside support and will be the new measurements used by disgusted investors.

                                   FUND DATA

      Manager:                                             James McGlynn
      Inception Date:                                      August 15, 1984
      Total Net Assets:                                    $50.03 Million
      Number of Holdings:                                  50
      Median Cap Size:                                     $15.40 Billion
      Average Price-to-earnings Ratio:
      Summit Pinnacle Zenith Portfolio                     19.13x
      S&P 500 Index                                        23.20x
      Average Price-to-book Ratio:                         2.06x
      Dividend Yield:                                      2.45%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT ZENITH PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                       1-YEAR                          5-YEAR  10-YEAR
-6.89%                                                  3.43%   10.03%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

             SUMMIT
        ZENITH PORTFOLIO  RUSSELL 1000 VALUE  RUSSELL 2000 INDEX
Jun-92           $10,000             $10,000             $10,000
Jul-92           $10,275             $10,386             $10,327
Aug-92           $10,071             $10,068             $10,011
Sep-92           $10,173             $10,208             $10,230
Oct-92           $10,204             $10,217             $10,548
Nov-92           $10,599             $10,553             $11,338
Dec-92           $10,876             $10,804             $11,720
Jan-93           $11,121             $11,118             $12,096
Feb-93           $11,216             $11,509             $11,794
Mar-93           $11,510             $11,848             $12,155
Apr-93           $11,257             $11,697             $11,808
May-93           $11,501             $11,932             $12,313
Jun-93           $11,409             $12,195             $12,374
Jul-93           $11,383             $12,331             $12,539
Aug-93           $11,874             $12,776             $13,055
Sep-93           $12,027             $12,797             $13,413
Oct-93           $12,325             $12,788             $13,744
Nov-93           $12,002             $12,524             $13,279
Dec-93           $12,410             $12,762             $13,712
Jan-94           $12,878             $13,245             $14,133
Feb-94           $12,827             $12,792             $14,080
Mar-94           $12,471             $12,316             $13,313
Apr-94           $12,640             $12,552             $13,392
May-94           $12,719             $12,697             $13,219
Jun-94           $12,496             $12,393             $12,742
Jul-94           $12,621             $12,778             $12,942
Aug-94           $13,218             $13,145             $13,645
Sep-94           $13,066             $12,709             $13,582
Oct-94           $13,147             $12,886             $13,523
Nov-94           $12,735             $12,366             $12,952
Dec-94           $12,835             $12,508             $13,276
Jan-95           $12,969             $12,893             $13,090
Feb-95           $13,400             $13,403             $13,605
Mar-95           $13,605             $13,697             $13,828
Apr-95           $13,926             $14,130             $14,114
May-95           $14,267             $14,725             $14,331
Jun-95           $14,589             $14,924             $15,040
Jul-95           $15,010             $15,444             $15,894
Aug-95           $15,373             $15,662             $16,190
Sep-95           $15,686             $16,228             $16,459
Oct-95           $15,254             $16,067             $15,710
Nov-95           $15,764             $16,881             $16,363
Dec-95           $16,295             $17,305             $16,755
Jan-96           $16,453             $17,844             $16,724
Feb-96           $16,916             $17,979             $17,230
Mar-96           $17,393             $18,285             $17,540
Apr-96           $17,898             $18,355             $18,469
May-96           $18,394             $18,584             $19,188
Jun-96           $18,260             $18,600             $18,380
Jul-96           $17,307             $17,897             $16,757
Aug-96           $18,074             $18,409             $17,705
Sep-96           $18,468             $19,140             $18,368
Oct-96           $18,999             $19,880             $18,060
Nov-96           $19,675             $21,322             $18,778
Dec-96           $20,291             $21,050             $19,228
Jan-97           $20,823             $22,070             $19,591
Feb-97           $20,614             $22,394             $19,093
Mar-97           $19,853             $21,589             $18,165
Apr-97           $19,722             $22,496             $18,189
May-97           $21,235             $23,753             $20,191
Jun-97           $21,974             $24,772             $21,019
Jul-97           $22,943             $26,635             $21,979
Aug-97           $23,373             $25,686             $22,454
Sep-97           $25,025             $27,239             $24,065
Oct-97           $24,330             $26,478             $22,975
Nov-97           $24,210             $27,648             $22,798
Dec-97           $24,462             $28,455             $23,174
Jan-98           $23,933             $28,053             $22,805
Feb-98           $25,063             $29,941             $24,490
Mar-98           $26,784             $31,772             $25,489
Apr-98           $27,237             $31,985             $25,607
May-98           $25,959             $31,511             $24,214
Jun-98           $25,246             $31,915             $24,254
Jul-98           $23,330             $31,351             $22,258
Aug-98           $18,697             $26,686             $17,921
Sep-98           $19,521             $28,217             $19,280
Oct-98           $20,187             $30,403             $20,053
Nov-98           $20,534             $31,820             $21,092
Dec-98           $20,717             $32,903             $22,397
Jan-99           $20,522             $33,166             $22,695
Feb-99           $18,922             $32,698             $20,857
Mar-99           $19,242             $33,374             $21,182
Apr-99           $20,976             $36,491             $23,080
May-99           $20,959             $36,090             $23,417
Jun-99           $21,927             $37,138             $24,476
Jul-99           $21,944             $36,051             $23,805
Aug-99           $21,560             $34,713             $22,924
Sep-99           $20,975             $33,500             $22,929
Oct-99           $20,992             $35,428             $23,023
Nov-99           $21,426             $35,151             $24,397
Dec-99           $21,141             $35,320             $27,159
Jan-00           $20,638             $34,168             $26,719
Feb-00           $19,551             $31,630             $31,133
Mar-00           $22,510             $35,489             $29,085
Apr-00           $22,089             $35,076             $30,411
May-00           $22,871             $35,445             $28,638
Jun-00           $22,378             $33,825             $31,141
Jul-00           $22,191             $34,249             $30,166
Aug-00           $23,279             $36,155             $32,453
Sep-00           $23,500             $36,486             $31,492
Oct-00           $24,538             $37,382             $30,088
Nov-00           $24,265             $35,994             $27,001
Dec-00           $25,747             $37,798             $29,333
Jan-01           $26,820             $37,943             $30,859
Feb-01           $26,444             $36,888             $28,838
Mar-01           $25,726             $35,586             $27,427
Apr-01           $27,368             $37,329             $29,572
May-01           $28,238             $38,169             $30,300
Jun-01           $27,929             $37,322             $31,345
Jul-01           $28,324             $37,244             $29,649
Aug-01           $27,156             $35,750             $28,692
Sep-01           $25,832             $33,233             $24,830
Oct-01           $26,296             $32,948             $26,282
Nov-01           $27,741             $34,862             $28,317
Dec-01           $28,641             $35,685             $30,064
Jan-02           $28,433             $35,410             $29,751
Feb-02           $28,797             $35,466             $28,936
Mar-02           $29,826             $37,144             $31,259
Apr-02           $28,438             $35,870             $31,544
May-02           $28,275             $36,049             $30,143
Jun-02           $26,005             $33,980             $28,648

The Zenith Portfolio's focus since 12/99 has been on large-cap value positions. The portfolio's benchmark had been the Russell 2000 Small Cap Index which does not match the focus of the portfolio. The Russell 1000 Value more closely matches the portfolio's focus.

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      Dow Chemical                                                3.06%
      McDonald's Corp.                                            2.87%
      USX-Marathon Group                                          2.76%
      J.P. Morgan Chase & Co.                                     2.70%
      Du Pont (E.I.)                                              2.69%
      FleetBoston Financial                                       2.69%
      Alcoa Inc.                                                  2.64%
      Hartford Financial Services                                 2.46%
      KeyCorp                                                     2.42%
      Beckman Coulter Inc.                                        2.34%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                27.0%
Energy                   10.8%
Consumer Cyclicals        9.5%
Basic Materials           8.4%
Communications Services   7.8%
Technology                6.3%
Health Care               6.0%
Capital Goods             5.7%
Utilities                 5.7%
Short-Term & Other        4.9%
Consumer Staples          4.6%
Transportation            3.3%

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BOND PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Summit Pinnacle Bond Portfolio will invest at least 75% of asset value in publicly-traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

MANAGER'S COMMENTS

The Summit Pinnacle Bond Portfolio (the "Portfolio") had a total return of 2.33% (before contract fees and expenses) for the six-month period ended June 30, 2002 compared to a total return of 3.79% for the Lehman Brothers Aggregate Bond Index.

The market volatility was extremely high during the first half of the year. Interest rates rose in the beginning of the year before moving lower in the second quarter to finish the period lower than the end of 2001. Investor confidence has been severely damaged by the large number of corporate scandals that have recently occurred. Until there is more faith in the system, the markets will remain volatile. The Federal Reserve continues to lend a supportive hand to the economy through a very accommodative policy and the economic data has generally been positive. which has helped contain the damage caused by corporate misdeeds.

The sectors with the greatest positive influence on the Portfolio during the period were U.S. Treasuries, financial institutions, and residential and commercial mortgage backed securities. The sectors that provided the largest negative contribution to the Bond Portfolio were corporate bonds in general. Lower rated and below investment grade bonds performed the worst with energy, industrial and telecom concerns leading the way.

                                   FUND DATA

      Managers:                                            Gary R. Rodmaker
                                                           Michael J. Schultz
      Inception Date:                                      August 15, 1984
      Total Net Assets:                                    $31.09 Million
      Number of Holdings:                                  92
      Average Duration:                                    4.04 years
      Average Maturity:                                    9.6 years
      Average Credit Quality:                              AA-
      Current Yield:                                       6.03%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT BOND PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                      1-YEAR                         5-YEAR  10-YEAR
5.39%                                                 6.14%    7.22%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

                           LEHMAN
        SUMMIT BOND  BROTHERS AGGREGATE
         PORTFOLIO       BOND INDEX
Jun-92      $10,000             $10,000
Jul-92      $10,184             $10,204
Aug-92      $10,285             $10,307
Sep-92      $10,443             $10,430
Oct-92      $10,265             $10,291
Nov-92      $10,274             $10,293
Dec-92      $10,416             $10,457
Jan-93      $10,635             $10,657
Feb-93      $10,864             $10,844
Mar-93      $10,930             $10,890
Apr-93      $11,018             $10,966
May-93      $11,038             $10,980
Jun-93      $11,256             $11,179
Jul-93      $11,336             $11,242
Aug-93      $11,506             $11,439
Sep-93      $11,526             $11,470
Oct-93      $11,618             $11,513
Nov-93      $11,567             $11,415
Dec-93      $11,659             $11,476
Jan-94      $11,876             $11,631
Feb-94      $11,700             $11,429
Mar-94      $11,467             $11,147
Apr-94      $11,359             $11,057
May-94      $11,369             $11,056
Jun-94      $11,379             $11,032
Jul-94      $11,478             $11,252
Aug-94      $11,478             $11,265
Sep-94      $11,344             $11,099
Oct-94      $11,333             $11,089
Nov-94      $11,322             $11,065
Dec-94      $11,469             $11,141
Jan-95      $11,687             $11,362
Feb-95      $11,961             $11,632
Mar-95      $12,039             $11,703
Apr-95      $12,214             $11,867
May-95      $12,704             $12,326
Jun-95      $12,774             $12,416
Jul-95      $12,822             $12,389
Aug-95      $12,952             $12,539
Sep-95      $13,071             $12,661
Oct-95      $13,263             $12,825
Nov-95      $13,444             $13,018
Dec-95      $13,652             $13,200
Jan-96      $13,849             $13,287
Feb-96      $13,701             $13,056
Mar-96      $13,676             $12,964
Apr-96      $13,638             $12,892
May-96      $13,663             $12,866
Jun-96      $13,844             $13,038
Jul-96      $13,883             $13,074
Aug-96      $13,922             $13,051
Sep-96      $14,223             $13,279
Oct-96      $14,474             $13,573
Nov-96      $14,712             $13,805
Dec-96      $14,634             $13,677
Jan-97      $14,714             $13,719
Feb-97      $14,835             $13,754
Mar-97      $14,662             $13,601
Apr-97      $14,813             $13,805
May-97      $15,004             $13,936
Jun-97      $15,209             $14,102
Jul-97      $15,653             $14,483
Aug-97      $15,528             $14,360
Sep-97      $15,821             $14,572
Oct-97      $15,976             $14,784
Nov-97      $16,075             $14,852
Dec-97      $16,246             $15,002
Jan-98      $16,505             $15,194
Feb-98      $16,505             $15,181
Mar-98      $16,847             $15,233
Apr-98      $16,936             $15,312
May-98      $17,039             $15,458
Jun-98      $17,157             $15,589
Jul-98      $17,217             $15,622
Aug-98      $17,172             $15,876
Sep-98      $17,430             $16,248
Oct-98      $17,031             $16,162
Nov-98      $17,261             $16,254
Dec-98      $17,306             $16,303
Jan-99      $17,399             $16,418
Feb-99      $17,120             $16,131
Mar-99      $17,291             $16,220
Apr-99      $17,322             $16,272
May-99      $17,148             $16,129
Jun-99      $17,117             $16,077
Jul-99      $17,069             $16,009
Aug-99      $17,037             $16,001
Sep-99      $17,133             $16,187
Oct-99      $17,117             $16,247
Nov-99      $17,130             $16,245
Dec-99      $17,114             $16,167
Jan-00      $16,998             $16,114
Feb-00      $17,179             $16,309
Mar-00      $17,381             $16,524
Apr-00      $17,280             $16,477
May-00      $17,097             $16,469
Jun-00      $17,525             $16,812
Jul-00      $17,699             $16,964
Aug-00      $18,010             $17,210
Sep-00      $17,952             $17,318
Oct-00      $17,894             $17,433
Nov-00      $18,107             $17,718
Dec-00      $18,379             $18,047
Jan-01      $18,729             $18,343
Feb-01      $18,963             $18,503
Mar-01      $19,061             $18,595
Apr-01      $19,003             $18,517
May-01      $19,122             $18,628
Jun-01      $19,061             $18,699
Jul-01      $19,489             $19,118
Aug-01      $19,692             $19,338
Sep-01      $19,591             $19,564
Oct-01      $20,019             $19,973
Nov-01      $19,835             $19,697
Dec-01      $19,631             $19,571
Jan-02      $19,733             $19,730
Feb-02      $19,811             $19,921
Mar-02      $19,691             $19,590
Apr-02      $20,037             $19,970
May-02      $20,177             $20,140
Jun-02      $20,088             $20,314

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                          39%
      AA                                                            4%
      A                                                            13%
      BBB                                                          29%
      BB                                                            8%
      B                                                             5%
      CCC                                                           2%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes         45.7%
U.S. Treasuries & Agency Notes  25.8%
Mortgage-Backed Securities      25.5%
Short-Term & Other               3.0%

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                      S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index").

STRATEGY - The Summit Pinnacle S&P 500 Index Portfolio will remain fully invested in stocks included in the S&P 500 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Summit Pinnacle S&P 500 Index Portfolio declined 13.41% (before contract fees and expenses) in the six-month period ending June 28, 2002. The underlying S&P 500 Index, by comparison, fell 13.15%.

The S&P 500 Index continue to post disappointing return numbers during the first half of 2002 -- notwithstanding some relatively constructive economic statistics. The domestic economy remained fairly robust. Housing numbers remained positive, the Fed appears to be on the sidelines -- at least near-term, the consumer remains very strong, and GDP numbers revealed a fairly healthy industrial recovery. However, the S&P 500 Index's rally off the September 21, 2001 lows was quickly given back during the first half of 2002. Investors remained cautious about corporate earnings, corporate transparency, questionable accounting policies, and the ever-present terror threat.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 29, 1995
      Total Net Assets:                                    $78.01 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $7.60 Billion
      Average Price-to-book Ratio:                         2.99x
      Dividend Yield:                                      1.63%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT S&P 500 INDEX PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                           1-YEAR                             5-YEAR
-18.48%                                                        3.28%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

        SUMMIT S&P 500 INDEX  S&P 500
             PORTFOLIO         INDEX
Dec-95               $10,000  $10,000
Jan-96               $10,400  $10,340
Feb-96               $10,490  $10,436
Mar-96               $10,600  $10,537
Apr-96               $10,740  $10,692
May-96               $11,021  $10,968
Jun-96               $11,072  $11,010
Jul-96               $10,598  $10,523
Aug-96               $10,820  $10,745
Sep-96               $11,405  $11,350
Oct-96               $11,739  $11,663
Nov-96               $12,600  $12,545
Dec-96               $12,337  $12,296
Jan-97               $13,110  $13,065
Feb-97               $13,221  $13,167
Mar-97               $12,669  $12,626
Apr-97               $13,421  $13,379
May-97               $14,224  $14,195
Jun-97               $14,852  $14,830
Jul-97               $16,040  $16,009
Aug-97               $15,110  $15,113
Sep-97               $15,947  $15,941
Oct-97               $15,419  $15,408
Nov-97               $16,124  $16,121
Dec-97               $16,373  $16,398
Jan-98               $16,570  $16,579
Feb-98               $17,756  $17,774
Mar-98               $18,662  $18,684
Apr-98               $18,855  $18,872
May-98               $18,523  $18,548
Jun-98               $19,274  $19,300
Jul-98               $19,081  $19,095
Aug-98               $16,322  $16,337
Sep-98               $17,361  $17,384
Oct-98               $18,773  $18,797
Nov-98               $19,916  $19,936
Dec-98               $21,050  $21,084
Jan-99               $21,914  $21,965
Feb-99               $21,233  $21,283
Mar-99               $22,065  $22,134
Apr-99               $22,905  $22,991
May-99               $22,349  $22,449
Jun-99               $23,582  $23,695
Jul-99               $22,850  $22,955
Aug-99               $22,740  $22,843
Sep-99               $22,117  $22,217
Oct-99               $23,517  $23,623
Nov-99               $23,975  $24,103
Dec-99               $25,369  $25,523
Jan-00               $24,074  $24,241
Feb-00               $23,616  $23,782
Mar-00               $25,920  $26,108
Apr-00               $25,145  $25,323
May-00               $24,624  $24,803
Jun-00               $25,227  $25,415
Jul-00               $24,825  $25,017
Aug-00               $26,356  $26,571
Sep-00               $24,959  $25,168
Oct-00               $24,858  $25,062
Nov-00               $22,892  $23,086
Dec-00               $23,004  $23,199
Jan-01               $23,808  $24,023
Feb-01               $21,623  $21,834
Mar-01               $20,250  $20,452
Apr-01               $21,823  $22,039
May-01               $21,955  $22,187
Jun-01               $21,407  $21,648
Jul-01               $21,194  $21,435
Aug-01               $19,858  $20,096
Sep-01               $18,242  $18,474
Oct-01               $18,576  $18,827
Nov-01               $19,993  $20,271
Dec-01               $20,154  $20,449
Jan-02               $19,846  $20,151
Feb-02               $19,462  $19,762
Mar-02               $20,181  $20,505
Apr-02               $18,950  $19,262
May-02               $18,801  $19,122
Jun-02               $17,452  $17,760

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      Microsoft Corporation                                       3.18%
      General Electric                                            3.10%
      Exxon Mobil Corp.                                           2.98%
      Wal-Mart Stores                                             2.64%
      Pfizer, Inc.                                                2.35%
      Citigroup Inc.                                              2.14%
      American International Group                                1.91%
      Johnson & Johnson                                           1.69%
      Coca Cola Co.                                               1.50%
      International Business Machines                             1.34%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                    19.4%
Information Technology        13.6%
Health Care                   13.4%
Consumer Discretionary        13.3%
Industrials                   10.7%
Consumer Staples               9.7%
Energy                         7.4%
Telecommunication Services     4.0%
Materials                      3.1%
Utilities                      3.0%
Short-Term, Futures, & Other   2.4%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P MidCap 400 Index Portfolio will remain fully invested in stocks included in the S&P 400 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Summit Pinnacle S&P MidCap 400 Index Portfolio (the "Portfolio") declined 3.61% (before contract fees and expenses) for the period ended June 30, 2002. Comparatively, the Index declined 3.21%.

This Index started to outperform the larger capitalization indexes in 2000, a trend that has continued thus far in the first half of 2002. For the second quarter and six-month periods, the Index has returned a 9.31% decline and 3.21% decline, respectively, versus S&P 500 Index returns of a 13.39% decline and 13.15% decline. This trend can partially be attributed to investor's desire for a benchmark that will outperform during the early stages of an economic recovery. Typically, the small to mid capitalization benchmarks tend to outperform during such periods.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      May 3, 1999
      Total Net Assets:                                    $27.06 Million
      Number of Equity Holdings:                           400
      Median Cap Size:                                     $1.69 Billion
      Average Price-to-book Ratio:                         2.22x
      Dividend Yield:                                      1.10%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT S&P MIDCAP 400 INDEX PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                              1-YEAR                                 3-YEAR  SINCE INCEPTION
-5.33%                                                                5.56%            6.68%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

        SUMMIT S&P MIDCAP 400  S&P MIDCAP 400
           INDEX PORTFOLIO         INDEX
Apr-99                $10,000         $10,000
May-99                 $9,930         $10,043
Jun-99                $10,430         $10,580
Jul-99                $10,180         $10,354
Aug-99                 $9,830          $9,999
Sep-99                 $9,500          $9,691
Oct-99                 $9,960         $10,184
Nov-99                $10,480         $10,719
Dec-99                $11,114         $11,355
Jan-00                $10,782         $11,036
Feb-00                $11,556         $11,808
Mar-00                $12,513         $12,796
Apr-00                $11,992         $12,349
May-00                $11,851         $12,196
Jun-00                $12,003         $12,375
Jul-00                $12,187         $12,570
Aug-00                $13,551         $13,974
Sep-00                $13,443         $13,878
Oct-00                $12,966         $13,408
Nov-00                $12,003         $12,396
Dec-00                $12,891         $13,343
Jan-01                $13,172         $13,641
Feb-01                $12,405         $12,863
Mar-01                $11,480         $11,908
Apr-01                $12,731         $13,221
May-01                $13,029         $13,529
Jun-01                $12,961         $13,475
Jul-01                $12,756         $13,274
Aug-01                $12,334         $12,840
Sep-01                $10,807         $11,243
Oct-01                $11,271         $11,741
Nov-01                $12,102         $12,614
Dec-01                $12,729         $13,265
Jan-02                $12,661         $13,198
Feb-02                $12,666         $13,213
Mar-02                $13,561         $14,158
Apr-02                $13,487         $14,092
May-02                $13,254         $13,854
Jun-02                $12,270         $12,839

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P MidCap 400 Depositary Receipts                          1.85%
      Electronic Arts Inc.                                        1.09%
      Quest Diagnostics                                           1.00%
      M&T Bank Corp.                                              0.96%
      SunGard Data Systems                                        0.89%
      North Fork Bancorporation                                   0.78%
      Gilead Sciences, Inc.                                       0.76%
      Affiliated Computer                                         0.75%
      DST Systems Inc.                                            0.66%
      Tyson Foods                                                 0.66%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                    19.0%
Consumer Discretionary        15.0%
Information Technology        14.8%
Industrials                   13.1%
Health Care                   11.9%
Utilities                      7.0%
Energy                         6.2%
Consumer Staples               5.8%
Materials                      4.8%
Short-Term, Futures, & Other   1.8%
Telecommunication Services     0.6%

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Summit Pinnacle Balanced Index Portfolio will invest approximately 60% of its nets assets in a portfolio of stocks included in the S&P 500 Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

On a total return basis, the Summit Pinnacle Balanced Index Portfolio (the "Portfolio") declined 8.05% (before contract fees and expenses) for the six-month period ended June 30, 2002. Comparatively, the theoretical Balanced Index declined 6.50%. The 3.79% gain registered by the Lehman Brothers Aggregate Bond Index was more than offset by the 13.15% decline in the S&P 500 Index, due to the relative weightings accorded each of the benchmarks in the Portfolio.

The equity market's volatility during the first half of the year was tempered by the Portfolio's fixed income exposure. The S&P 500 Index rose fractionally in the first quarter, only to rebound with a 13.39% loss in the second quarter. The positive return of the Lehman Brothers Aggregate Bond Index came amidst a backdrop of declining interest rates, and weak performance in the corporate bond market -- which continues to be negatively impacted by corporate accounting scandals and a weak telecommunications sector.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      May 3, 1999
      Total Net Assets:                                    $11.58 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $7.60 Billion
      Average Price-to-book Ratio:                         3.01x
      Dividend Yield:                                      1.64%
      Number of Fixed Income Holdings:                     20
      Average Duration:                                    4.38 years
      Average Maturity                                     13.8 years
      Average Credit Quality                               AAA
      Current Yield                                        5.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT BALANCED INDEX PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                           1-YEAR                              3-YEAR  SINCE INCEPTION
-9.39%                                                         -3.11%             2.8%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        SUMMIT BALANCED  S&P 500    LEHMAN BROTHERS
        INDEX PORTFOLIO   INDEX   AGGREGATE BOND INDEX
Apr-99          $10,000  $10,000               $10,000
May-99           $9,740   $9,764                $9,912
Jun-99          $10,050  $10,306                $9,880
Jul-99           $9,840   $9,985                $9,839
Aug-99           $9,810   $9,936                $9,834
Sep-99           $9,690   $9,663                $9,948
Oct-99          $10,076  $10,275                $9,985
Nov-99          $10,197  $10,484                $9,984
Dec-99          $10,531  $11,101                $9,936
Jan-00          $10,187  $10,544                $9,903
Feb-00          $10,108  $10,344               $10,023
Mar-00          $10,743  $11,356               $10,155
Apr-00          $10,559  $11,014               $10,126
May-00          $10,418  $10,788               $10,121
Jun-00          $10,678  $11,054               $10,332
Jul-00          $10,613  $10,881               $10,426
Aug-00          $11,067  $11,557               $10,577
Sep-00          $10,743  $10,947               $10,643
Oct-00          $10,743  $10,901               $10,714
Nov-00          $10,299  $10,041               $10,889
Dec-00          $10,397  $10,090               $11,091
Jan-01          $10,678  $10,449               $11,273
Feb-01          $10,112   $9,497               $11,371
Mar-01           $9,742   $8,896               $11,428
Apr-01          $10,168   $9,586               $11,380
May-01          $10,234   $9,650               $11,448
Jun-01          $10,088   $9,416               $11,492
Jul-01          $10,133   $9,323               $11,749
Aug-01           $9,793   $8,741               $11,884
Sep-01           $9,363   $8,035               $12,023
Oct-01           $9,544   $8,189               $12,274
Nov-01           $9,907   $8,817               $12,105
Dec-01           $9,941   $8,894               $12,028
Jan-02           $9,884   $8,765               $12,125
Feb-02           $9,807   $8,595               $12,243
Mar-02           $9,939   $8,919               $12,039
Apr-02           $9,599   $8,378               $12,273
May-02           $9,581   $8,317               $12,377
Jun-02           $9,141   $7,725               $12,484

                             TOP 10 EQUITY HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P 500 Depositary Receipts                                 4.07%
      Microsoft Corporation                                       1.71%
      General Electric                                            1.70%
      Exxon Mobil Corp.                                           1.64%
      Wal-Mart Stores                                             1.43%
      Pfizer, Inc.                                                1.28%
      Citigroup Inc.                                              1.16%
      American International Group                                1.05%
      Johnson & Johnson                                           0.91%
      Coca Cola Co.                                               0.82%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   52.5%
Treasuries & Agency Notes     17.8%
Corporate Bonds               12.0%
Mortgage-Backed Securities    10.1%
Short-Term, Futures, & Other   7.6%

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Summit Pinnacle Nasdaq-100 Index Portfolio will remain fully invested in stocks included in the Nasdaq-100 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Summit Pinnacle Nasdaq-100 Index Portfolio (the "Portfolio") declined 33.68% (before contract fees and expenses) for the six month period ended June 30, 2002. Comparatively, the Index declined 33.31%.

The weakness in the NASDAQ 100, which started in the second quarter of 2000, continued throughout the first half of 2002. The recovery post the 9/11 tragedies was short-lived as equity prices again succumbed to corporate earnings warnings; reductions in corporate capital expenditures on information technology; and weakness in the telecommunications sector. In addition, accounting and fraud concerns for WorldCom and other technology companies pressured already weak equity prices. During the last twelve months, the Index has dropped 42.52%, and during the last 24 months, the Index has fallen over 72.04%, further eroding the stellar gains of 85.48% in 1998 and 102.10% in 1999.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 27, 2000
      Total Net Assets:                                    $9.94 Million
      Number of Equity Holdings:                           100
      Median Cap Size:                                     $4.05 Billion
      Average Price-to-book Ratio:                         3.03x
      Dividend Yield:                                      0.09%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT NASDAQ-100 INDEX PORTFOLIO - TOTAL RETURN
                     1-YEAR                       SINCE INCEPTION
-43.01%                                                   -42.88%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

        SUMMIT NASDAQ-100 INDEX  NASDAQ-100
               PORTFOLIO           INDEX
Mar-00                  $10,000     $10,000
Apr-00                  $10,760     $10,763
May-00                   $9,470      $9,482
Jun-00                  $10,730     $10,737
Jul-00                  $10,300     $10,296
Aug-00                  $11,630     $11,633
Sep-00                  $10,170     $10,187
Oct-00                   $9,360      $9,365
Nov-00                   $7,150      $7,152
Dec-00                   $6,670      $6,681
Jan-01                   $7,380      $7,399
Feb-01                   $5,420      $5,446
Mar-01                   $4,470      $4,490
Apr-01                   $5,270      $5,295
May-01                   $5,110      $5,137
Jun-01                   $5,190      $5,224
Jul-01                   $4,770      $4,806
Aug-01                   $4,160      $4,195
Sep-01                   $3,310      $3,335
Oct-01                   $3,860      $3,896
Nov-01                   $4,520      $4,557
Dec-01                   $4,460      $4,503
Jan-02                   $4,380      $4,426
Feb-02                   $3,836      $3,881
Mar-02                   $4,096      $4,149
Apr-02                   $3,600      $3,647
May-02                   $3,406      $3,451
Jun-02                   $2,958      $3,003

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      Microsoft Corporation                                       11.89%
      Intel Corporation                                            4.97%
      Cisco Systems, Inc.                                          4.24%
      Nasdaq 100 Shares                                            2.99%
      QUALCOMM Incorporated                                        2.97%
      Dell Computer Corporation                                    2.90%
      Oracle Corporation                                           2.54%
      Amgen Inc.                                                   2.39%
      Maxim Integrated Products, Inc.                              2.03%
      Concord EFS, Inc.                                            2.01%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    58.8%
Consumer Services             12.9%
Health Care                   12.6%
Short-Term, Futures, & Other  11.0%
Capital Goods                  2.7%
Consumer Non-Durables          1.2%
Basic Industries               0.4%
Public Utilities               0.4%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                       RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Summit Pinnacle Russell 2000 Small Cap Index Portfolio declined 4.98% (before contract fees and expenses) for the period ended June 30, 2002. Comparatively, the Index declined 4.69%.

The Russell 2000 constituents represent the smallest 2000 companies within the Russell 3000. The Russell 2000 Index is a popular proxy for the small cap sector of the equity markets, with a median market capitalization of approximately $400 million.

This performance of the Index continues to surpass the larger capitalization benchmarks. Typically, smaller capitalization companies outperform during a period of aggressive Fed easing. Accordingly, during the past quarter and six month periods, the Russell 2000 Index has declined 8.36% and 4.69%, versus the S&P 500 Index, which declined 13.39% and 13.15%, respectively.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 27, 2000
      Total Net Assets:                                    $15.95 Million
      Number of Equity Holdings:                           1,915
      Median Capitalization Size:                          $389 Million
      Average Price-to-book Ratio:                         1.91x
      Dividend Yield:                                      1.40%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT RUSSELL 2000 SMALL CAP INDEX PORTFOLIO - TOTAL RETURN
                           1-YEAR                             SINCE INCEPTION
-9.53%                                                                 -1.41%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

        SUMMIT RUSSELL 2000 INDEX  RUSSELL 2000
                PORTFOLIO             INDEX
Mar-00                    $10,000       $10,000
Apr-00                    $10,440       $10,456
May-00                     $9,850        $9,846
Jun-00                    $10,650       $10,707
Jul-00                    $10,330       $10,372
Aug-00                    $11,101       $11,158
Sep-00                    $10,770       $10,828
Oct-00                    $10,299       $10,345
Nov-00                     $9,265        $9,283
Dec-00                    $10,039       $10,086
Jan-01                    $10,562       $10,610
Feb-01                     $9,886        $9,915
Mar-01                     $9,412        $9,430
Apr-01                    $10,128       $10,168
May-01                    $10,369       $10,418
Jun-01                    $10,718       $10,777
Jul-01                    $10,105       $10,194
Aug-01                     $9,767        $9,865
Sep-01                     $8,437        $8,537
Oct-01                     $8,933        $9,036
Nov-01                     $9,610        $9,736
Dec-01                    $10,193       $10,337
Jan-02                    $10,087       $10,229
Feb-02                     $9,812        $9,949
Mar-02                    $10,590       $10,748
Apr-02                    $10,689       $10,846
May-02                    $10,209       $10,364
Jun-02                     $9,697        $9,850

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      iShares Russell 2000 Index Fund                             3.63%
      J.M. Smucker Co.                                            0.21%
      Crompton Corporation                                        0.20%
      Service Corp. International                                 0.19%
      Scios Inc.                                                  0.19%
      Carlisle Companies                                          0.19%
      Healthcare Realty Trust Inc.                                0.18%
      Commercial Federal Corp.                                    0.18%
      RGS Energy Group Inc.                                       0.18%
      Payless Shoesource Inc.                                     0.18%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     20.1%
Consumer Non-Cyclical         19.9%
Industrial                    14.0%
Consumer Cyclical             13.8%
Technology                    11.0%
Communications                 7.9%
Basic Materials                4.1%
Energy                         4.1%
Utilities                      3.8%
Short-Term, Futures, & Other   1.3%

    The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                                                S&P 500           S&P
                                                  ZENITH          BOND           INDEX        MIDCAP 400
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO    INDEX PORTFOLIO
                                               -------------  -------------  -------------  ---------------
ASSETS
  Investments in securities, at value
    (cost $52,562,255; $32,029,580;
    $61,621,698; $27,338,877)                  $ 50,003,378   $ 31,768,859   $ 78,109,825     $ 27,065,082
  Cash                                                   --         49,402             --               --
  Receivables:
    Shares sold                                          --         42,664             --           28,788
    Securities sold                                      --             --             --           58,243
    Interest and dividends                           87,821        469,319         92,790           17,708
  Variation margin                                       --             --             --               --
  Receivable from Adviser                                --             --             --               --
  Prepaid expenses and other                            691            326          1,379              272
                                               ------------   ------------   ------------     ------------
                                                 50,091,890     32,330,570     78,203,994       27,170,093
                                               ------------   ------------   ------------     ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --      1,063,782             --           39,937
    Shares redeemed                                  16,171          2,017         68,746           34,632
    Bank overdraft                                       --             --         54,411            2,887
    Investment advisory fees                         27,008         11,869         19,916              178
    Adminstration expenses                            4,220             --          3,319              284
    Custodian and portfolio accounting fees           7,488          8,721         13,366           20,728
    Professional fees                                 5,917          5,982          9,368            6,062
    Variation margin                                     --             --          3,325               --
    Other accrued expenses                            5,770          4,152         18,798            3,540
    Deferred directors' compensation                     --        147,094             --               --
                                               ------------   ------------   ------------     ------------
                                                     66,574      1,243,617        191,249          108,248
                                               ------------   ------------   ------------     ------------
NET ASSETS
  Paid-in capital                                54,029,086     36,815,515     63,294,302       28,152,605
  Undistributed net investment income /
    (loss)                                          251,069        374,407        302,773           38,842
  Accumulated net realized gain / (loss) on
    investments and futures contracts            (1,695,962)    (5,842,248)    (1,999,132)        (855,807)
  Net unrealized appreciation /
    (depreciation) on investments, futures
    contracts, and translation of assets and
    liabilities in foreign currencies            (2,558,877)      (260,721)    16,414,802         (273,795)
                                               ------------   ------------   ------------     ------------
                                               $ 50,025,316   $ 31,086,953   $ 78,012,745     $ 27,061,845
                                               ============   ============   ============     ============
Shares authorized ($.10) par value               40,000,000     30,000,000     30,000,000       30,000,000

Shares outstanding                                  710,070        650,301      1,206,832          604,286

Net asset value, offering and redemption
  price per share                                    $70.45         $47.80         $64.64           $44.78

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                 BALANCED      NASDAQ-100     RUSSELL 2000
                                                   INDEX          INDEX      SMALL CAP INDEX
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               -------------  -------------  ---------------
ASSETS
  Investments in securities, at value
     (cost $13,133,667; $18,808,115;
     $18,806,060)                              $ 11,475,097   $  9,881,747     $ 17,401,860
  Cash                                                   --          7,220          200,110
  Receivables:
    Shares sold                                          --        106,438           37,522
    Securities sold                                 263,195             --        3,938,513
    Interest and dividends                           67,553            545           16,832
  Variation margin                                       --             --            4,486
  Receivable from Adviser                             4,061            249            6,123
  Prepaid expenses and other                            167            133              228
                                               ------------   ------------     ------------
                                                 11,810,073      9,996,332       21,605,674
                                               ------------   ------------     ------------
LIABILITIES
  Payables:
    Investment securities purchased                 151,343             --        4,312,296
    Shares redeemed                                  60,604         38,824        1,294,000
    Bank overdraft                                    2,897             --               --
    Investment advisory fees                             --             --               --
    Administration expenses                              --             --               --
    Custodian and portfolio accounting fees           8,077          8,320           36,516
    Professional fees                                 6,842          6,236            6,152
    Variation margin                                    950          3,850               --
    Other accrued expenses                            2,625          4,032            3,584
    Deferred directors' compensation                     --             --               --
                                               ------------   ------------     ------------
                                                    233,338         61,262        5,652,548
                                               ------------   ------------     ------------
NET ASSETS
  Paid-in capital                                13,460,862     23,180,755       17,532,446
  Undistributed net investment income /
     (loss)                                         112,698        (29,434)          52,016
  Accumulated net realized gain / (loss) on
     investments and futures contracts             (328,505)    (4,235,603)        (228,586)
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translation of assets and
     liabilities in foreign currencies           (1,668,320)    (8,980,648)      (1,402,750)
                                               ------------   ------------     ------------
                                               $ 11,576,735   $  9,935,070     $ 15,953,126
                                               ============   ============     ============
Shares authorized ($.10) par value               30,000,000     30,000,000       30,000,000

Shares outstanding                                  291,863        671,654          353,015

Net asset value, offering and redemption
   price per share                                   $39.66         $14.79           $45.19

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                           S&P 500            S&P
                                  ZENITH        BOND        INDEX         MIDCAP 400
                                 PORTFOLIO   PORTFOLIO    PORTFOLIO     INDEX PORTFOLIO
                                -----------  ----------  ------------  -----------------
INVESTMENT INCOME
  Interest                      $    11,860  $1,042,209  $     18,344     $   114,013
  Dividends (net of foreign
    withholding taxes
    of $0, $0, $3,165; $0)          580,284          --       614,089          11,643
  Other income                           --          --         4,517              --
                                -----------  ----------  ------------     -----------
                                    592,144   1,042,209       636,950         125,656
                                -----------  ----------  ------------     -----------
EXPENSES
  Investment advisory fees          172,619      70,328       131,450          36,414
  Administration expenses            26,972      14,963        43,817          12,138
  Custodian fees and expenses         7,046       4,296        14,867          14,173
  Portfolio accounting fees          15,407      22,296        17,456          18,462
  Professional fees                   6,520       6,462        10,565           6,815
  Directors' fees                     6,465       3,596        11,950           2,405
  Transfer agent fees                 3,458       3,458         3,358           1,710
  Other                               5,188       3,080        19,321           3,459
                                -----------  ----------  ------------     -----------
                                    243,675     128,479       252,784          95,576
  Expense reimbursement and
    waivers                              --     (14,963)      (21,909)        (22,749)
                                -----------  ----------  ------------     -----------
                                    243,675     113,516       230,875          72,827
                                -----------  ----------  ------------     -----------
NET INVESTMENT INCOME / (LOSS)      348,469     928,693       406,075          52,829
                                -----------  ----------  ------------     -----------

REALIZED AND UNREALIZED GAIN /
  (LOSS)
  Net realized gain / (loss)
    on investments                2,990,251    (595,958)   (1,221,373)         98,629
  Net realized gain / (loss)
    on futures contracts                 --          --      (251,665)       (108,586)
                                -----------  ----------  ------------     -----------
                                  2,990,251    (595,958)   (1,473,038)         (9,957)
                                -----------  ----------  ------------     -----------

  Net change in unrealized
    appreciation /
    (depreciation) on
    investments, futures
    contracts, and translation
    of assets and liabilities
    in foreign currencies        (8,439,719)    341,819   (11,200,354)     (1,434,376)
                                -----------  ----------  ------------     -----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                  (5,449,468)   (254,139)  (12,673,392)     (1,444,333)
                                -----------  ----------  ------------     -----------

NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS    $(5,100,999) $  674,554  $(12,267,317)    $(1,391,504)
                                ===========  ==========  ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                      BALANCED    NASDAQ-100     RUSSELL 2000
                                        INDEX        INDEX     SMALL CAP INDEX
                                      PORTFOLIO    PORTFOLIO      PORTFOLIO
                                     -----------  -----------  ----------------
INVESTMENT INCOME
  Interest                           $   160,078  $    8,862      $  24,049
  Dividends (net of foreign
     withholding taxes of $257; $0;
     $0)                                  51,382       3,768        108,014
  Other income                                --          --             --
                                     -----------  -----------     ---------
                                         211,460      12,630        132,063
                                     -----------  -----------     ---------
EXPENSES
  Investment advisory fees                18,869      22,741         34,791
  Administration expenses                  6,290       6,497          9,940
  Custodian fees and expenses              2,882       6,775         16,716
  Portfolio accounting fees               19,548      15,838         34,144
  Professional fees                        6,967       6,139          6,491
  Directors' fees                          1,191       1,748          2,416
  Transfer agent fees                      1,417         581          1,458
  Other                                    9,741       3,716          4,043
                                     -----------  -----------     ---------
                                          66,905      64,035        109,999
  Expense reimbursement                  (29,266)    (21,972)       (35,216)
                                     -----------  -----------     ---------
                                          37,639      42,063         74,783
                                     -----------  -----------     ---------
NET INVESTMENT INCOME / (LOSS)           173,821     (29,433)        57,280
                                     -----------  -----------     ---------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss) on
     investments                        (138,139) (1,203,072)      (196,248)
  Net realized gain / (loss) on
     futures contracts                   (19,302)   (420,036)        85,995
                                     -----------  -----------     ---------
                                        (157,441) (1,623,108)      (110,253)
                                     -----------  -----------     ---------

  Net change in unrealized
     appreciation / (depreciation)
     on investments, futures
     contracts, and translation of
     assets and liabilities in
     foreign currencies               (1,055,345) (3,397,130)      (766,168)
                                     -----------  -----------     ---------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                      (1,212,786) (5,020,238)      (876,421)
                                     -----------  -----------     ---------

NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $(1,038,965) $(5,049,671)    $(819,141)
                                     ===========  ===========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   ZENITH PORTFOLIO                    BOND PORTFOLIO
                           ---------------------------------  ---------------------------------
                           FOR THE SIX MONTHS                 FOR THE SIX MONTHS
                             ENDED JUNE 30,     YEAR ENDED      ENDED JUNE 30,     YEAR ENDED
                              (UNAUDITED)      DECEMBER 31,      (UNAUDITED)      DECEMBER 31,
                           ------------------  -------------  ------------------  -------------
                                  2002             2001              2002             2001
                           ------------------  -------------  ------------------  -------------
OPERATIONS
  Net investment income /
     (loss)                   $   348,469       $   910,335      $   928,693       $ 1,653,238
  Net realized gain /
     (loss) on
     investments and
     futures                    2,990,251         3,354,359         (595,958)         (107,810)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts         (8,439,719)        1,254,870          341,819            59,410
                              -----------       -----------      -----------       -----------
                               (5,100,999)        5,519,564          674,554         1,604,838
                              -----------       -----------      -----------       -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (281,567)         (858,337)        (907,610)       (1,163,914)
  Net realized gain on
     investments               (3,170,595)               --               --                --
                              -----------       -----------      -----------       -----------
                               (3,452,162)         (858,337)        (907,610)       (1,163,914)
                              -----------       -----------      -----------       -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       2,852,579         3,691,929        3,706,074         7,533,635
  Reinvestment of
     distributions              3,452,162           858,337          907,610         1,163,914
  Payments for shares
     redeemed                  (2,287,803)       (5,134,845)      (2,440,304)       (2,793,638)
                              -----------       -----------      -----------       -----------
                                4,016,938          (584,579)       2,173,380         5,903,911
                              -----------       -----------      -----------       -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS               (4,536,223)        4,076,648        1,940,324         6,344,835

NET ASSETS
  Beginning of period          54,561,539        50,484,891       29,146,629        22,801,794
                              -----------       -----------      -----------       -----------
  End of period               $50,025,316       $54,561,539      $31,086,953       $29,146,629
                              ===========       ===========      ===========       ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME          $   251,069       $   184,165      $   374,407       $   353,239
                              ===========       ===========      ===========       ===========
FUND SHARE TRANSACTIONS
  Sold                             36,333           232,294           77,139           782,272
  Reinvestment of
     distributions                 43,549            53,468           19,141           123,807
  Redeemed                        (29,178)         (327,773)         (51,158)         (290,398)
                              -----------       -----------      -----------       -----------
    Net increase /
       (decrease) from
       fund share
       transactions                50,704           (42,011)          45,122           615,681
                              ===========       ===========      ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       S&P MIDCAP 400
                                S&P 500 INDEX PORTFOLIO                INDEX PORTFOLIO               BALANCED INDEX PORTFOLIO
                           ---------------------------------  ---------------------------------  ---------------------------------
                           FOR THE SIX MONTHS                 FOR THE SIX MONTHS                 FOR THE SIX MONTHS
                             ENDED JUNE 30,     YEAR ENDED      ENDED JUNE 30,     YEAR ENDED      ENDED JUNE 30,     YEAR ENDED
                              (UNAUDITED)      DECEMBER 31,      (UNAUDITED)      DECEMBER 31,      (UNAUDITED)      DECEMBER 31,
                           ------------------  -------------  ------------------  -------------  ------------------  -------------
                                  2002             2001              2002             2001              2002             2001
                           ------------------  -------------  ------------------  -------------  ------------------  -------------
OPERATIONS
  Net investment income /
     (loss)                   $    406,075     $    893,396      $    52,829       $   119,275      $   173,821       $   329,371
  Net realized gain /
     (loss) on
     investments and
     futures                    (1,473,038)         (51,637)          (9,957)          188,413         (157,441)         (109,287)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts         (11,200,354)     (15,573,342)      (1,434,376)         (569,441)      (1,055,345)         (848,757)
                              ------------     ------------      -----------       -----------      -----------       -----------
                               (12,267,317)     (14,431,583)      (1,391,504)         (261,753)      (1,038,965)         (628,673)
                              ------------     ------------      -----------       -----------      -----------       -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (319,312)        (677,385)         (81,050)          (69,655)        (210,866)         (179,628)
  Net realized gain on
     investments                  (286,788)     (17,722,841)         (30,642)       (3,370,956)              --          (450,055)
                              ------------     ------------      -----------       -----------      -----------       -----------
                                  (606,100)     (18,400,226)        (111,692)       (3,440,611)        (210,866)         (629,683)
                              ------------     ------------      -----------       -----------      -----------       -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        3,233,538        7,933,424       13,014,512        11,798,875          647,229         1,065,440
  Reinvestment of
     distributions                 600,100       18,400,226          111,692         3,440,611          210,866           629,683
  Payments for shares
     redeemed                   (5,592,016)     (14,966,224)      (5,148,776)       (6,003,933)      (1,035,666)       (1,766,980)
                              ------------     ------------      -----------       -----------      -----------       -----------
                                (1,752,378)      11,367,426        7,977,428         9,235,553         (177,571)          (71,857)
                              ------------     ------------      -----------       -----------      -----------       -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS               (14,625,795)     (21,464,383)       6,474,232         5,533,189       (1,427,402)       (1,330,213)

NET ASSETS
  Beginning of period           92,638,540      114,102,923       20,587,613        15,054,424       13,004,137        14,334,350
                              ------------     ------------      -----------       -----------      -----------       -----------
  End of period               $ 78,012,745     $ 92,638,540      $27,061,845       $20,587,613      $11,576,735       $13,004,137
                              ============     ============      ===========       ===========      ===========       ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME          $    302,773     $    216,011      $    38,842       $    67,064      $   112,698       $   149,743
                              ============     ============      ===========       ===========      ===========       ===========
FUND SHARE TRANSACTIONS
  Sold                              44,608          487,403          271,626         1,266,036           15,018           118,741
  Reinvestment of
     distributions                   8,222        1,112,291            2,368           366,908            4,933            69,273
  Redeemed                         (78,555)        (979,490)        (110,733)         (691,394)         (24,487)         (197,029)
                              ------------     ------------      -----------       -----------      -----------       -----------
    Net increase /
       (decrease) from
       fund share
       transactions                (25,725)         620,204          163,261           941,550           (4,536)           (9,015)
                              ============     ============      ===========       ===========      ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   NASDAQ-100 INDEX                RUSSELL 2000 SMALL CAP
                                       PORTFOLIO                       INDEX PORTFOLIO
                           ---------------------------------  ---------------------------------
                           FOR THE SIX MONTHS                 FOR THE SIX MONTHS
                             ENDED JUNE 30,     YEAR ENDED      ENDED JUNE 30,     YEAR ENDED
                              (UNAUDITED)      DECEMBER 31,      (UNAUDITED)      DECEMBER 31,
                           ------------------  -------------  ------------------  -------------
                                  2002             2001              2002             2001
                           ------------------  -------------  ------------------  -------------
OPERATIONS
  Net investment income /
     (loss)                   $   (29,433)      $   (22,280)     $     57,280      $   154,124
  Net realized gain /
     (loss) on
     investments and
     futures                   (1,623,108)       (1,876,982)         (110,253)         167,702
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts         (3,397,130)       (2,091,163)         (766,168)          75,625
                              -----------       -----------      ------------      -----------
                               (5,049,671)       (3,990,425)         (819,141)         397,451
                              -----------       -----------      ------------      -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income                --                --           (37,807)        (163,646)
  Net realized gain on
     investments                       --                --          (185,889)        (723,064)
                              -----------       -----------      ------------      -----------
                                       --                --          (223,696)        (886,710)
                              -----------       -----------      ------------      -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       5,509,525        13,286,562         6,942,828        8,832,000
  Reinvestment of
     distributions                     --                --           223,696          886,710
  Payments for shares
     redeemed                  (5,084,384)       (3,313,614)      (11,673,618)      (3,831,888)
                              -----------       -----------      ------------      -----------
                                  425,141         9,972,948        (4,507,094)       5,886,822
                              -----------       -----------      ------------      -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS               (4,624,530)        5,982,523        (5,549,931)       5,397,563

NET ASSETS
  Beginning of period          14,559,600         8,577,077        21,503,057       16,105,494
                              -----------       -----------      ------------      -----------
  End of period               $ 9,935,070       $14,559,600      $ 15,953,126      $21,503,057
                              ===========       ===========      ============      ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME          $   (29,434)      $        --      $     52,016      $    32,544
                              ===========       ===========      ============      ===========
FUND SHARE TRANSACTIONS
  Sold                            275,980         2,721,224           144,924          947,552
  Reinvestment of
     distributions                     --                --             4,794           92,299
  Redeemed                       (257,870)         (739,710)         (243,688)        (416,723)
                              -----------       -----------      ------------      -----------
    Net increase /
       (decrease) from
       fund share
       transactions                18,110         1,981,514           (93,970)         623,128
                              ===========       ===========      ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   ZENITH PORTFOLIO                                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002

(UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 95.14%
BASIC MATERIALS - 8.39%
  Alcoa Inc.                                     39,900  $    1,322,685
  Dow Chemical                                   44,500       1,529,910
  Du Pont (E.I.)                                 30,300       1,345,320
                                                         --------------
                                                              4,197,915
                                                         --------------
CAPITAL GOODS - 5.70%
  Caterpillar Inc.                               20,800       1,018,160
  General Electric                               35,200       1,022,560
  SPX Corp.*                                      6,900         810,750
                                                         --------------
                                                              2,851,470
                                                         --------------
COMMUNICATIONS SERVICES - 7.85%
  AT&T Wireless Services*                       154,500         903,825
  Comcast Corporation*                           43,200       1,029,888
  Cox Communications Inc.*                       36,300       1,000,065
  Verizon Communications                         24,700         991,705
                                                         --------------
                                                              3,925,483
                                                         --------------
CONSUMER CYCLICALS - 9.53%
  Abercrombie & Fitch*                           39,500         952,740
  Ford Motor Co.                                 60,100         961,600
  Gannett Co.                                    12,700         963,930
  Knight-Ridder Inc.                             14,300         900,185
  Sears, Roebuck & Co.                           18,200         988,260
                                                         --------------
                                                              4,766,715
                                                         --------------
CONSUMER STAPLES - 4.60%
  McDonald's Corp.*                              50,400       1,433,880
  Philip Morris                                  19,900         869,232
                                                         --------------
                                                              2,303,112
                                                         --------------
ENERGY - 10.81%
  Anadarko Petroleum                             19,900         981,070
  ChevronTexaco Corp.                            11,319       1,001,732
  Conoco Inc.                                    36,500       1,014,700
  Noble Affiliates                               28,500       1,027,425
  USX-Marathon Group*                            50,900       1,380,408
                                                         --------------
                                                              5,405,335
                                                         --------------
FINANCIAL - 27.01%
  American Express Co.                           13,800         501,216
  Citigroup Inc.                                 30,000       1,162,500
  Edwards (A.G.), Inc.                           28,300       1,100,021
  FleetBoston Financial                          41,552       1,344,207
  Hartford Financial Services                    20,700       1,231,029
  J.P. Morgan Chase & Co.                        39,850       1,351,712
  KeyCorp                                        44,400       1,212,120
  Lincoln National                               25,400       1,066,800
  Merrill Lynch                                  24,200         980,100
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 27.01% (CONTINUED)
  Raymond James Financial, Inc.                  28,800  $      819,936
  St. Paul Cos.                                  28,700       1,117,004
  Washington Mutual, Inc.                        30,600       1,135,566
  XL Capital                                      5,800         491,260
                                                         --------------
                                                             13,513,471
                                                         --------------
HEALTH CARE - 5.97%
  Beckman Coulter Inc.                           23,500       1,172,650
  Bristol-Myers Squibb                           27,900         717,030
  Merck & Co.                                    21,700       1,098,888
                                                         --------------
                                                              2,988,568
                                                         --------------
TECHNOLOGY - 6.30%
  Agere Systems*                                 23,293          34,848
  International Business Machines                 9,300         669,600
  Lucent Technologies*                           84,600         140,436
  Motorola Inc.                                  71,500       1,031,030
  NCR Corp.*                                     32,600       1,127,960
  Nortel Networks Holdings Co.*                 101,500         147,175
                                                         --------------
                                                              3,151,049
                                                         --------------
TRANSPORTATION - 3.27%
  Delta Air Lines                                36,800         736,000
  FedEx Corporation                              16,800         897,120
                                                         --------------
                                                              1,633,120
                                                         --------------
UTILITIES - 5.71%
  Ameren Corp.                                   21,700         933,317
  Great Plains Energy Inc.                       50,600       1,029,710
  Xcel Energy Inc.                               53,200         892,164
                                                         --------------
                                                              2,855,191
                                                         --------------
    Total Common Stocks
       (cost $50,150,306)                                    47,591,429
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS - 4.82%
VARIABLE RATE DEMAND NOTES(1) - 4.82%
  American Family (1.462% due 12/31/31)   $     692,966  $      692,966
  Firstar Bank (1.590% due 12/31/31)          1,704,306       1,704,306
  Wisconsin Corp Central Credit Union
     (1.510% due 12/31/31)                       10,862          10,862
  Wisconsin Electric (1.462% due
     12/31/31)                                    3,815           3,815
                                                         --------------
    Total Short-Term Investments
       (cost $2,411,949)                                      2,411,949
                                                         --------------
TOTAL INVESTMENTS - 99.96%
   (cost $52,562,255)(2)                                     50,003,378
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.04%                             21,938
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   50,025,316
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of June 30, 2002.
(2) For federal income tax purposes, cost is $52,376,169 and gross unrealized appreciation and depreciation of securities as of June 30, 2002 was $4,228,087 and ($6,600,878), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO
--------------------------------------------------------------------------------

JUNE 30, 2002

(UNAUDITED)

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 25.80%
U.S. TREASURY NOTES & BONDS - 25.80%
  0.000% due 08/15/02                     $     481,000  $      480,161
  5.875% due 11/15/05                         2,800,000       3,000,418
  4.625% due 05/15/06                           300,000         309,000
  5.500% due 05/15/09                         1,296,758       1,310,671
  6.000% due 08/15/09                         2,000,000       2,172,578
  5.000% due 02/15/11                           240,000         244,062
  4.875% due 02/15/12                           500,000         501,875
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $7,708,653)                                      8,018,765
                                                         --------------

MORTGAGE-BACKED SECURITIES - 11.77%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.54%
  6.000% due 06/01/16                         1,054,724       1,077,397
  4.500% DUE 03/01/17                         1,190,917       1,144,862
  6.500% due 02/01/29                           724,797         742,383
                                                         --------------
                                                              2,964,642
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.23%
  6.500% due 10/15/28                           675,937         693,191
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $2,417,407)                                      3,657,833
                                                         --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.00%
PRIVATE SECTOR - 10.00%
  ABN Amro Mortgage Corp.
     (6.600% due 09/25/16)                      309,397         315,882
  BOAMS 01-4 282
     (6.750% due 04/20/31)                      517,330         520,729
  BOAMS 2002-4 1A4
     (6.500% due 04/25/32)                      187,114         187,305
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                       23,966          21,727
  CMSI 2001-14 B2
     (6.613% due 09/25/31)                      172,585         167,606
  Capstead Mortgage Securities Corp. C-4
     (10.950% due 02/01/14)                      11,674          11,674
  FHR 2329 YN
     (6.250% due 12/15/14)                      503,082         511,141
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                      316,358         311,278
  NSCOR 1998-16 B1
     (6.500% due 06/25/13)                        1,344           1,387
  RFMSI 2000-S7 M3
     (8.000% due 06/25/30)                      243,510         250,024
  SBM7 1997-AQ2 M3
     (2.907% due 11/25/27)                      500,000         500,319
  WAMMS 2001-MS14 4A11
     (6.500% due 12/25/31)                      309,000         309,664
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $2,578,731)                                      3,108,736
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
ASSET-BACKED SECURITIES - 3.77%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.09%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                $     627,885  $      650,776
                                                         --------------
MANUFACTURED HOUSING - 1.68%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                      500,000         522,763
                                                         --------------
    Total Asset-Backed Securities
       (cost $1,110,576)                                      1,173,539
                                                         --------------

CORPORATE BONDS AND NOTES - 45.71%
AIR TRANSPORTATION - 3.45%
  American Airlines
     (9.710% due 01/02/07)                      294,633         302,234
  Continental Airlines
     (7.820% due 10/15/13)                      183,635         181,658
  Jet Equipment(3)
     (7.630% due 08/15/12)                      204,881         175,210
  Midway Air Lines
     (8.140% due 01/02/13)                      225,876         225,876
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                     199,308         188,308
                                                         --------------
                                                              1,073,286
                                                         --------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 4.84%
  Ahmanson Capital Trust(3)
     (8.360% due 12/01/26)                      361,000         382,054
  BankAmerica Corp.
     (7.125% due 03/01/09)                      240,000         257,192
  Bank of Hawaii
     (6.875% due 03/01/09)                      250,000         250,207
  Household Finance Corp.
     (5.875% due 02/01/09)                      361,000         346,829
  Svenska Handelsbanken(3)
     (7.125% due 03/07/07)                      250,000         266,961
                                                         --------------
                                                              1,503,243
                                                         --------------
COMMUNICATIONS SERVICES - .28%
  Charter Communications Sr. Nt.
     (11.125% due 01/15/11)                     125,000          86,250
                                                         --------------
CONSUMER CYCLICAL - 3.73%
  DaimlerChrysler AG
     (7.300% due 01/15/12)                      250,000         261,868
  Gatx Cap Corp.
     (8.875% due 06/01/09)                      250,000         250,839
  Hertz Corp.
     (7.625% due 06/01/12)                      250,000         246,480
  Visteon Corp.
     (8.250% due 08/01/10)                      250,000         270,934
  WCI Communities Inc.
     (10.625% due 02/15/11)                     125,000         130,625
                                                         --------------
                                                              1,160,746
                                                         --------------
CONSUMER NON-DURABLE - 4.75%
  Allied Waste
     (10.000% due 08/01/09)                     125,000         122,823
  CSK Auto Inc.(3)
     (12.000% due 06/15/06)                     125,000         133,594

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
CONSUMER NON-DURABLE - 4.75% (CONTINUED)
  Dial Corp.
     (7.000% due 08/15/06)                $     250,000  $      261,662
  Dimon Inc.(3)
     (9.625% due 10/15/11)                      125,000         130,938
  FalconBridge LTD
     (7.350% due 06/05/12)                      125,000         128,577
  International Wire Group Inc.
     (11.750% due 06/01/05)                      60,000          53,700
  JLG Industries Inc.
     (8.375% due 06/15/12)                       95,000          95,000
  Levis Strauss
     (11.625% due 01/15/08)                     125,000         118,750
  Mail-Well Inc.
     (9.625% due 03/15/12)                       62,000          62,310
  Tech Olympic USA Inc.
     (9.000% due 07/01/10)                      125,000         123,125
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                      240,000         246,310
                                                         --------------
                                                              1,476,789
                                                         --------------
ELECTRIC - 3.35%
  Calpine Corp.
     (8.625% due 08/15/10)                      500,000         325,000
  Niagara Mohawk Power
     (8.000% due 06/01/04)                      300,000         321,055
  PSEG Power
     (7.750% due 04/15/11)                      375,000         396,308
                                                         --------------
                                                              1,042,363
                                                         --------------
ELECTRONICS - .33%
  Amkor Tech Inc.
     (9.250% due 02/15/08)                      125,000         101,875
                                                         --------------
ENERGY - 5.64%
  Allegheny Energy Supply(3)
     (7.800% due 03/15/11)                      125,000         127,823
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                      361,000         381,468
  Mirant Americas
     (7.625% due 05/01/06)                      250,000         202,500
  Mitchell Energy Sr. Nts.
     (6.750% due 02/15/04)                      421,000         438,018
  Pemex Master Trust
     (8.500% due 02/15/08)                      250,000         259,375
  Trico Marine
     (8.875% due 05/15/12)                       97,000          96,030
  Western Oil Sands Inc.
     (8.375% due 05/01/12)                      250,000         250,625
                                                         --------------
                                                              1,755,839
                                                         --------------
ENTERTAINMENT & LEISURE - 1.84%
  Choctaw Resort
     (9.250% due 04/01/09)                      125,000         129,375
  MGM Mirage
     (8.375% due 02/01/11)                      125,000         125,625
  Royal Caribbean
     (7.000% due 10/15/07)                      361,000         317,680
                                                         --------------
                                                                572,680
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
HEALTH CARE - 2.08%
  Health Care Reit
     (7.500% due 08/15/07)                $     250,000  $      262,280
  HealthSouth Corp.
     (7.625% due 06/01/12)                      250,000         247,655
  Triad Hospitals Holdings
     (11.000% due 05/15/09)                     125,000         137,500
                                                         --------------
                                                                647,435
                                                         --------------
INSURANCE - 3.14%
  Fairfax Financial Holdings
     (7.375% due 03/15/06)                      240,000         208,436
  Farmers Insurance Exchange(3)
     (8.500% due 08/01/04)                      240,000         251,969
  Prudential Insurance Surplus Nts.(3)
     (8.100% due 07/15/15)                      240,000         269,453
  USF&G Capital
     (8.470% due 01/10/27)                      240,000         246,279
                                                         --------------
                                                                976,137
                                                         --------------
MEDIA & CABLE - 1.96%
  CSC Holdings Sr. Nt.
     (8.125% due 08/15/09)                      361,000         298,936
  Continental Cablevision
     (8.300% due 05/15/06)                      240,000         245,498
  Diamond Cable Co.
     (13.250% due 09/30/04)                     250,000          65,000
                                                         --------------
                                                                609,434
                                                         --------------
MEDIA CONGLOMERATE - 2.02%
  News American Holdings Nts.
     (6.625% due 01/09/08)                      361,000         363,910
  Viacom Inc. Sr. Nts.
     (7.750% due 06/01/05)                      240,000         263,102
                                                         --------------
                                                                627,012
                                                         --------------
REAL ESTATE - 3.32%
  Camden Property Trust
     (7.625% due 02/15/11)                      250,000         265,889
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                      361,000         383,166
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                      361,000         381,922
                                                         --------------
                                                              1,030,977
                                                         --------------
TELECOMMUNICATIONS - 4.18%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                      361,000         381,155
  AT&T Canada Inc.
     (7.625% due 03/15/05)                      250,000          30,000
  Electric Lightwave Inc.(3)
     (6.050% due 05/15/04)                      250,000         247,068
  Nextel Communications
     (9.375% due 11/15/09)                      125,000          63,438
  SBA Communications Corp.
     (10.250% due 02/01/09)                     125,000          75,000
  Sprint Corp.(3)
     (6.000% due 01/15/07)                      250,000         194,783
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                     125,000          50,000
  Thomson Corp.
     (6.200% due 01/05/12)                      200,000         200,354

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
TELECOMMUNICATIONS - 4.18% (CONTINUED)
  Worldcom Inc.
     (7.500% due 05/15/11)                $     375,000  $       56,250
                                                         --------------
                                                              1,298,048
                                                         --------------
UTILITIES - .80%
  Tampa Electric
     (6.875% due 06/15/12)                      240,000         247,749
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $16,614,090)                                    14,209,863
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS - 5.14%
VARIABLE RATE DEMAND NOTES(1) - 5.14%
  American Family (1.462% due 12/31/31)   $     247,896  $      247,896
  Firstar Bank (1.590% due 12/31/31)          1,352,227       1,352,227
                                                         --------------
    Total Short-Term Investments
       (cost $1,600,123)                                      1,600,123
                                                         --------------
TOTAL INVESTMENTS - 102.19%
  (cost $32,029,580)(2)                                      31,768,859
                                                         --------------
OTHER ASSETS AND LIABILITIES - (2.19%)                         (681,906)
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   31,086,953
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of June 30, 2002.
(2) For federal income tax purposes, cost is $32,017,783 and gross unrealized appreciation and depreciation of securities as of June 30, 2002 was $996,571 and ($1,245,495), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002

(UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 97.61%
CONSUMER DISCRETIONARY - 13.31%
  American Greetings                                534  $        8,896
  AOL Time Warner Inc.*                          37,334         549,183
  AutoZone Inc.*                                    906          70,034
  Bed Bath & Beyond Inc.*                         2,436          91,935
  Best Buy Co., Inc.*                             2,655          96,377
  Big Lots, Inc.*                                   958          18,853
  Black & Decker Corp.                              670          32,294
  Brunswick Corp.                                   737          20,636
  Carnival Corp.                                  4,930         136,512
  Centex Corp.                                      511          29,531
  Circuit City Group                              1,748          32,775
  Clear Channel Communications*                   5,015         160,580
  Comcast Corporation*                            7,927         188,980
  Cooper Tire & Rubber                              609          12,515
  Costco Wholesale Corporation*                   3,796         146,602
  Dana Corp.                                      1,246          23,088
  Darden Restaurants                              1,470          36,309
  Delphi Corporation                              4,700          62,040
  Dillard Inc.                                      703          18,482
  Dollar General                                  2,774          52,789
  Dow Jones & Co.                                   713          34,545
  Eastman Kodak                                   2,443          71,262
  Family Dollar Stores                            1,448          51,042
  Federated Department Stores*                    1,617          64,195
  Ford Motor                                     15,191         243,056
  Fortune Brands, Inc.                            1,247          69,832
  Gannett Co.                                     2,222         168,650
  Gap (The)                                       7,247         102,907
  General Motors                                  4,661         249,130
  Goodyear Tire & Rubber                          1,369          25,614
  Harley-Davidson                                 2,540         130,226
  Harrah's Entertainment*                           940          41,689
  Hasbro Inc.                                     1,451          19,676
  Hilton Hotels                                   3,103          43,132
  Home Depot                                     19,662         722,185
  International Game Technology*                    737          41,788
  Interpublic Group                               3,173          78,563
  Johnson Controls                                  733          59,820
  Jones Apparel Group*                            1,053          39,488
  KB Home                                           423          21,789
  Knight-Ridder Inc.                                706          44,443
  Kohl's Corp.*                                   2,810         196,925
  Leggett & Platt                                 1,650          38,610
  Limited Brands, Inc.                            4,296          91,505
  Liz Claiborne, Inc.                               883          28,079
  Lowe's Cos.                                     6,499         295,055
  Marriott International                          2,022          76,937
  Mattel, Inc.                                    3,621          76,331
  May Department Stores                           2,514          82,786
  Maytag Corp.                                      644          27,467
  McDonald's Corp.                               10,788         306,919
  McGraw-Hill                                     1,622          96,833
  Meredith Corp.                                    414          15,877
  New York Times                                  1,272          65,508
  Newell Rubbermaid Co.                           2,241          78,569
  NIKE Inc.                                       2,257         121,088
  Nordstrom                                       1,128          25,549
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 13.31%
(CONTINUED)
  Office Depot*                                   2,577  $       43,294
  Omnicom Group                                   1,561          71,494
  Penney (J.C.)                                   2,214          48,752
  Pulte Homes, Inc.                                 495          28,453
  RadioShack Corp                                 1,504          45,210
  Reebok International*                             495          14,603
  Sears, Roebuck & Co.                            2,707         146,990
  Sherwin-Williams                                1,297          38,819
  Snap-On Inc.                                      487          14,459
  Staples, Inc.*                                  3,875          76,338
  Starbucks Corporation*                          3,200          79,520
  Starwood Hotels & Resorts                       1,659          54,565
  Target Corp.                                    7,574         288,569
  Stanley Works                                     716          29,363
  Tiffany & Co.                                   1,227          43,190
  TJX Companies Inc.                              4,576          89,735
  TMP Worldwide Inc.*                               932          20,038
  Toys R Us Hldg. Cos.*                           1,792          31,306
  Tribune Co.                                     2,500         108,750
  TRW Inc.                                        1,060          60,399
  Tupperware Corp.                                  489          10,166
  Univision Communications*                       1,914          60,100
  V.F. Corp.                                        931          36,505
  Viacom Inc.*                                   14,969         664,175
  Visteon Corp.                                   1,096          15,563
  Wal-Mart Stores                                37,395       2,057,097
  Walt Disney Co.                                17,102         323,228
  Wendy's International                             880          35,050
  Whirlpool Corp.                                   562          36,732
  Yum!Brands, Inc.*                               2,448          71,604
                                                         --------------
                                                             10,379,548
                                                         --------------
CONSUMER STAPLES - 9.70%
  Alberto-Culver                                    477          22,801
  Albertson's                                     3,409         103,838
  Anheuser-Busch                                  7,418         370,900
  Archer-Daniels-Midland                          5,568          71,215
  Avon Products                                   1,981         103,487
  Brown-Forman Corp.*                               573          39,537
  Campbell Soup                                   3,437          95,067
  Clorox Co.                                      1,956          80,881
  Coca Cola Co.                                  20,861       1,168,216
  Coca-Cola Enterprises                           3,733          82,425
  Colgate-Palmolive                               4,629         231,681
  ConAgra Foods, Inc.                             4,507         124,619
  Coors (Adolph)                                    304          18,939
  CVS Corp.                                       3,280         100,368
  General Mills                                   3,057         134,753
  Gillette Co.                                    8,859         300,054
  Heinz (H.J.)                                    2,938         120,752
  Hershey Foods                                   1,138          71,125
  Kellogg Co.                                     3,412         122,354
  Kimberly-Clark                                  4,406         273,172
  Kroger Co.*                                     6,739         134,106
  Pepsi Bottling Group                            2,379          73,273
  PepsiCo Inc.                                   14,833         714,951
  Philip Morris                                  17,939         783,576
  Procter & Gamble                               10,871         970,780
  Safeway Inc.*                                   4,211         122,919
  Sara Lee Corp.                                  6,578         135,770
  Supervalu Inc.                                  1,119          27,449

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 9.70% (CONTINUED)
  Sysco Corp.                                     5,594  $      152,269
  Unilever N.V.                                   4,798         310,910
  UST Inc.                                        1,388          47,192
  Walgreen Co.                                    8,557         330,557
  Winn-Dixie                                      1,180          18,396
  Wrigley (Wm) Jr.                                1,891         104,667
                                                         --------------
                                                              7,562,999
                                                         --------------
ENERGY - 7.40%
  Amerada Hess                                      745          61,463
  Anadarko Petroleum                              2,089         102,988
  Apache Corp.                                    1,152          66,217
  Ashland Inc.                                      580          23,490
  Baker Hughes                                    2,819          93,845
  BJ Services*                                    1,300          44,044
  Burlington Resources                            1,687          64,106
  ChevronTexaco Corp.                             8,950         792,075
  Conoco Inc.                                     5,247         145,867
  Devon Energy Corp.                              1,304          64,261
  EOG Resources                                     970          38,509
  Exxon Mobil Corp.                              56,886       2,327,775
  Halliburton Co.                                 3,608          57,512
  Kerr-McGee                                        842          45,089
  Marathon Oil Corp.                              2,596          70,404
  Nabors Industries Ltd.*                         1,183          41,760
  Noble Corporation*                              1,110          42,846
  Occidental Petroleum                            3,136          94,049
  Phillips Petroleum                              3,199         188,357
  Rowan Cos.                                        787          16,881
  Royal Dutch Petroleum                          17,825         985,185
  Schlumberger Ltd.                               4,833         224,735
  Sunoco, Inc.                                      660          23,516
  Transocean Inc.                                 2,675          83,326
  Unocal Corp.                                    2,048          75,653
                                                         --------------
                                                              5,773,953
                                                         --------------
FINANCIALS - 19.37%
  ACE Limited                                     2,180          68,888
  AFLAC Corporation                               4,382         140,224
  Allstate Corp.                                  5,983         221,251
  Ambac Financial Group                             886          59,539
  American Express                               11,196         406,639
  American International Group                   21,895       1,493,896
  AmSouth Bancorporation                          3,057          68,416
  Aon Corp.                                       2,261          66,654
  Bank One Corp.                                  9,795         376,912
  Bank of America Corp.                          12,914         908,629
  Bank of New York                                6,178         208,508
  BB&T Corporation                                3,952         152,547
  Bear Stearns Cos.                                 790          48,348
  Capital One Financial                           1,804         110,134
  Charles Schwab                                 11,520         129,024
  Charter One Financial                           1,886          64,841
  Chubb Corp.                                     1,425         100,890
  Cincinnati Financial                            1,355          63,048
  Citigroup Inc.                                 43,149       1,672,024
  Comerica Inc.                                   1,495          91,793
  Conseco Inc.*                                   2,900           5,800
  Countrywide Credit Industries                   1,026          49,505
  Equity Office Properties                        3,476         104,628
  Equity Residential                              2,273          65,349
                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 19.37% (CONTINUED)
  Fannie Mae                                      8,380  $      618,025
  Federal Home Loan Mtg.                          5,831         356,857
  Fifth Third Bancorp                             4,847         323,053
  First Tennessee National                        1,050          40,215
  Fleet Boston Financial Group                    8,769         283,677
  Franklin Resources                              2,189          93,339
  Golden West Financial                           1,323          90,996
  Hartford Financial Services Group               2,058         122,389
  Household International                         3,841         190,898
  Huntington Bancshares                           2,112          41,015
  Jefferson-Pilot                                 1,263          59,361
  John Hancock Financial                          2,507          88,246
  J.P. Morgan Chase & Co.                        16,556         561,580
  KeyCorp                                         3,554          97,024
  Lehman Brothers                                 2,000         125,040
  Lincoln National                                1,589          66,738
  Loews Corp.                                     1,607          85,155
  Marsh & McLennan                                2,306         222,760
  Marshall & Ilsley Corp.                         1,772          54,808
  MBIA Inc.                                       1,246          70,436
  MBNA Corp.                                      7,155         236,616
  Mellon Bank Corp.                               3,729         117,202
  Merrill Lynch                                   7,270         294,435
  MetLife Inc.                                    6,080         175,104
  MGIC Investment                                   901          61,088
  Moody's Corp                                    1,309          65,123
  Morgan Stanley                                  9,211         396,810
  National City Corp.                             5,084         169,043
  Northern Trust Corp.                            1,864          82,128
  Plum Creek Timber Co.                           1,533          47,063
  PNC Bank Corp.                                  2,383         124,583
  Progressive Corp.                               1,848         106,907
  Providian Financial Corp.                       2,385          14,024
  Regions Financial Corp.                         1,911          67,172
  SAFECO Corp.                                    1,073          33,145
  Simon Property Group                            1,480          54,523
  SLM Corporation                                 1,316         127,520
  SouthTrust Corp.                                2,878          75,173
  St. Paul Cos.                                   1,741          67,760
  State Street Corp.                              2,731         122,076
  Stilwell Finacial                               1,858          33,816
  SunTrust Banks                                  2,424         164,153
  Synovus Financial                               2,444          67,259
  T. Rowe Price Group                             1,036          34,064
  Torchmark Corp.                                 1,043          39,843
  Union Planters Corporation                      1,729          55,968
  UNUM Corp.                                      2,031          51,689
  U.S. Bancorp                                   15,973         372,970
  Wachovia Corp.                                 11,413         435,748
  Washington Mutual                               8,082         299,923
  Wells Fargo                                    14,221         711,899
  XL Capital                                      1,114          94,356
  Zions Bancorp*                                    770          40,117
                                                         --------------
                                                             15,108,399
                                                         --------------
HEALTH CARE - 13.41%
  Abbott Labs                                    13,021         490,241
  Aetna Inc.                                      1,203          57,708
  Allergan, Inc.                                  1,101          73,492
  AmerisourceBergen Corp.                           865          65,740
  Amgen Inc.*                                     8,769         367,246

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 13.41% (CONTINUED)
  Applera Corp-Applied Biosystems Group           1,779  $       34,673
  Bard (C.R.) Inc.                                  429          24,273
  Bausch & Lomb                                     450          15,233
  Baxter International Inc.                       4,955         220,250
  Becton, Dickinson                               2,170          74,757
  Biogen, Inc.*                                   1,241          51,415
  Biomet, Inc.                                    2,259          61,264
  Boston Scientific*                              3,391          99,424
  Bristol-Myers Squibb                           16,238         417,317
  Cardinal Health, Inc.                           3,783         232,314
  Chiron Corporation*                             1,588          56,136
  CIGNA Corp.                                     1,224         119,242
  Forest Laboratories*                            1,494         105,775
  Genzyme General*                                1,781          34,266
  Guidant Corp.*                                  2,559          77,359
  HCA Inc.                                        4,325         205,438
  Health Management Assoc.*                       2,056          41,428
  HEALTHSOUTH Corp.*                              3,297          42,169
  Humana Inc.*                                    1,421          22,210
  Immunex Corporation*                            4,571         102,116
  IMS Health Inc.                                 2,481          44,534
  Johnson & Johnson                              25,256       1,319,879
  King Pharmaceuticals*                           2,062          45,880
  Lilly (Eli) & Co.                               9,432         531,965
  HCR Manor Care*                                   860          19,780
  McKesson Corp.                                  2,399          78,447
  MedImmune, Inc.*                                2,078          54,859
  Medtronic Inc.                                 10,156         435,185
  Merck & Co.                                    19,094         966,920
  Pfizer, Inc.                                   52,362       1,832,665
  Pharmacia Corp                                 10,827         405,471
  Quintiles Transnational*                        1,004          12,540
  Schering-Plough                                12,293         302,408
  St. Jude Medical*                                 731          53,984
  Stryker Corp.*                                  1,650          88,292
  Tenet Healthcare Corp.*                         2,731         195,403
  United Health Group Inc.                        2,616         239,495
  Watson Pharmaceuticals*                           894          22,591
  WellPoint Health Networks*                      1,212          94,306
  Wyeth                                          11,069         566,733
  Zimmer Holdings*                                1,627          58,019
                                                         --------------
                                                             10,460,842
                                                         --------------
INDUSTRIALS - 10.75%
  3M Company                                      3,290         404,670
  Allied Waste Industries*                        1,656          15,898
  American Power Conversion*                      1,647          20,802
  American Standard*                                625          46,938
  AMR Corp.*                                      1,296          21,851
  Apollo Group, Inc.*                             1,450          57,159
  Automatic Data Processing Inc.                  5,173         225,284
  Avery Dennison Corp.                              923          57,918
  Boeing Company                                  7,027         316,215
  Burlington Northern Santa Fe                    3,244          97,320
  Caterpillar Inc.                                2,885         141,221
  Cendant Corporation*                            8,738         138,759
  Cintas Corporation                              1,425          70,438
  Concord EFS, Inc.*                              4,224         127,311
  Convergys Corp.*                                1,445          28,149
  Cooper Industries, Ltd.                           786          30,890
  Crane Company                                     502          12,741
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 10.75% (CONTINUED)
  CSX Corp.                                       1,789  $       62,704
  Cummins Inc.                                      347          11,486
  Danaher Corp.                                   1,200          79,620
  Deere & Co.                                     1,971          94,411
  Delta Air Lines                                 1,035          20,700
  Deluxe Corp.                                      557          21,662
  Donnelley (R.R.) & Sons                           963          26,531
  Dover Corp.                                     1,699          59,465
  Eaton Corp.                                       582          42,341
  Emerson Electric                                3,590         192,101
  Equifax Inc.                                    1,216          32,832
  Federal Express                                 2,500         133,500
  First Data                                      6,406         238,303
  Fiserv, Inc.*                                   1,570          57,635
  Fluor Corp.                                       673          26,213
  General Dynamics                                1,696         180,370
  General Electric                               83,340       2,421,027
  Genuine Parts                                   1,455          50,736
  Goodrich Corporation                              856          23,386
  Grainger (W.W.) Inc.                              786          39,379
  H&R Block                                       1,540          71,071
  Honeywell International Inc.                    6,825         240,445
  Illinois Tool Works                             2,559         174,780
  Ingersoll-Rand Co. Ltd.                         1,410          64,381
  ITT Industries, Inc.                              742          52,385
  Lockheed Martin Corp.                           3,696         256,872
  Masco Corp.                                     4,050         109,796
  McDermott International*                          519           4,204
  Molex Incorporated                              1,643          55,090
  Navistar International Corp.*                     499          15,968
  Norfolk Southern Corp.                          3,231          75,541
  Northrop Grumman Corp.                            927         115,875
  PACCAR Inc.                                       967          42,925
  Pall Corp.                                      1,026          21,290
  Parker-Hannifin                                   984          47,025
  Paychex, Inc.                                   3,141          98,282
  Pitney-Bowes                                    2,046          81,267
  Power-One Inc.*                                   664           4,130
  Raytheon Co.                                    3,281         133,701
  Robert Half International*                      1,472          34,298
  Rockwell Collins                                1,541          42,254
  Rockwell Automation, Inc.                       1,544          30,849
  Ryder System                                      509          13,789
  Sabre Holding Corp.*                            1,120          40,096
  Southwest Airlines                              6,421         103,763
  Textron Inc.                                    1,186          55,623
  Thomas & Betts Corp.*                             490           9,114
  Tyco International                             16,737         226,117
  Union Pacific                                   2,085         131,939
  United Technologies                             3,931         266,910
  Waste Management Inc.                           5,269         137,257
                                                         --------------
                                                              8,385,003
                                                         --------------
INFORMATION TECHNOLOGY - 13.59%
  ADC Telecommunications, Inc.*                   6,641          15,208
  Adobe Systems Incorporated                      1,992          56,772
  Advanced Micro Devices*                         2,855          27,751
  Agilient Technologies*                          3,867          91,455
  Altera Corporation*                             3,233          43,969
  Analog Devices*                                 3,039          90,258
  Andrew Corp.*                                     836          11,980

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 13.59%
(CONTINUED)
  Apple Computer, Inc.*                           2,943  $       52,150
  Applied Materials, Inc.*                       13,680         260,194
  Applied Micro Circuits Corporation*             2,503          11,839
  Autodesk, Inc.                                    920          12,190
  Avaya Inc.*                                     2,942          14,563
  BMC Software*                                   2,049          34,013
  Broadcom Corporation*                           2,202          38,623
  CIENA Corporation*                              2,748          11,514
  Cisco Systems, Inc.*                           61,507         858,023
  Citrix Systems, Inc.*                           1,576           9,519
  Computer Associates International               4,835          76,828
  Computer Sciences Corp.*                        1,430          68,354
  Compuware Corporation*                          3,120          18,938
  Comverse Technology, Inc.*                      1,559          14,436
  Corning Inc.*                                   7,945          28,205
  Dell Computer Corporation*                     21,879         571,917
  Electronic Data Systems                         3,980         147,857
  EMC Corp.*                                     18,601         140,438
  Gateway 2000*                                   2,718          12,068
  Hewlett-Packard                                25,263         386,019
  Intel Corporation                              56,051       1,024,052
  International Business Machines                14,470       1,041,840
  Intuit Inc.*                                    1,780          88,502
  Jabil Circuit*                                  1,654          34,916
  JDS Uniphase Corporation*                      11,238          30,005
  KLA-Tencor Corporation*                         1,554          68,360
  Lexmark International Inc*                      1,091          59,350
  Linear Technology Corporation                   2,657          83,510
  LSI Logic*                                      3,078          26,933
  Lucent Technologies*                           28,640          47,542
  Maxim Integrated Products, Inc.*                2,712         103,951
  Mercury Interactive Corporation*                  695          15,957
  Micron Technology*                              5,028         101,666
  Microsoft Corporation*                         45,411       2,483,982
  Millipore Corp.                                   401          12,824
  Motorola Inc.                                  19,059         274,831
  National Semiconductor*                         1,478          43,113
  NCR Corp.*                                        816          28,234
  Network Appliance, Inc.*                        2,781          34,596
  Nortel Networks Corp. Hldg. Co.*               31,490          45,661
  Novell Inc.*                                    3,039           9,755
  Novellus Systems, Inc.*                         1,203          40,902
  NVIDIA Corporation*                             1,213          20,839
  Oracle Corporation*                            46,089         436,463
  Palm Inc.*                                      4,780           8,413
  Parametric Technology Corp.*                    2,203           7,556
  PeopleSoft, Inc.*                               2,541          37,810
  PerkinElmer                                     1,035          11,437
  PMC - Sierra, Inc.*                             1,386          12,848
  QLogic Corporation*                               779          29,680
  QUALCOMM Incorporated*                          6,423         176,568
  Rational Software Corporation*                  1,631          13,391
  Sanmina-SCI Corporation*                        4,374          27,600
  Scientific-Atlanta                              1,316          21,648
  Siebel Systems, Inc.*                           3,880          55,174
  Solectron*                                      6,884          42,337
  Sun Microsystems, Inc.*                        27,223         136,387
  Symbol Technologies                             1,920          16,320
  Tektronix Inc.*                                   772          14,444
  Tellabs, Inc.*                                  3,445          21,359
  Teradyne Inc.*                                  1,518          35,673
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 13.59%
(CONTINUED)
  Texas Instruments                              14,535  $      344,476
  Thermo Electron*                                1,496          24,684
  Unisys Corp.*                                   2,677          24,093
  VERITAS Software Corporation*                   3,368          66,653
  Vitesse Semiconductor Corporation               1,599           4,973
  Waters Corporation*                             1,099          29,343
  Xerox Corp.*                                    6,046          42,141
  Xilinx, Inc.*                                   2,804          62,894
  Yahoo! Inc.*                                    4,881          72,044
                                                         --------------
                                                             10,602,811
                                                         --------------
MATERIALS - 3.13%
  Air Products & Chemicals                        1,909          96,347
  Alcan Inc.                                      2,693         101,041
  Alcoa Inc                                       7,125         236,194
  Allegheny Technologies Inc                        674          10,649
  Ball Corp.                                        461          19,122
  Barrick Gold Corp.                              4,499          85,436
  Bemis Company                                     444          21,090
  Boise Cascade                                     487          16,816
  Dow Chemical                                    7,566         260,119
  Du Pont (E.I.)                                  8,329         369,808
  Eastman Chemical                                  648          30,391
  Ecolab Inc.                                     1,073          49,605
  Engelhard Corp.                                 1,090          30,869
  Freeport-McMoRan Copper & Gold*                 1,210          21,599
  Georgia-Pacific Group                           1,929          47,415
  Great Lakes Chemical Corp.                        421          11,152
  Hercules, Inc.*                                   911          10,568
  Inco, Ltd.*                                     1,526          34,549
  International Paper                             4,044         176,238
  International Flavors & Fragrances                796          25,862
  Louisiana-Pacific Corp.                           874           9,256
  MeadWestvaco Corporation                        1,666          55,911
  Newmont Mining Corp.                            3,288          86,573
  Nucor Corp.                                       653          42,471
  Pactiv Corp.*                                   1,341          31,916
  Phelps Dodge                                      751          30,941
  Placer Dome Inc.                                2,755          30,884
  PPG Industries                                  1,413          87,465
  Praxair, Inc.                                   1,350          76,910
  Rohm & Haas                                     1,851          74,947
  Sealed Air Corp.*                                 703          28,310
  Sigma-Aldrich                                     616          30,892
  Temple-Inland                                     415          24,012
  United States Steel Corp.                         850          16,907
  Vulcan Materials                                  851          37,274
  Weyerhaeuser Corp.                              1,815         115,884
  Worthington Industries Inc.                       717          12,978
                                                         --------------
                                                              2,448,401
                                                         --------------
TELECOMMUNICATION SERVICES - 3.96%
  ALLTEL Corp.                                    2,605         122,435
  AT&T Corp.                                     31,795         340,207
  AT&T Wireless Services*                        22,700         132,795
  BellSouth                                      15,758         496,377
  Century Telephone                               1,191          35,135
  Citizens Communications*                        2,350          19,646
  Nextel Communications, Inc.*                    6,697          21,497
  Qwest Communications International*            13,982          39,150
  SBC Communications Inc.                        28,099         857,020

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TELECOMMUNICATION SERVICES - 3.96%
(CONTINUED)
  Sprint Corp. FON                                7,447  $       79,013
  Sprint Corp. PCS*                               8,269          36,962
  Verizon Communications                         22,776         914,455
                                                         --------------
                                                              3,094,692
                                                         --------------
UTILITIES - 2.99%
  AES Corp.*                                      4,481          24,287
  Allegheny Energy                                1,050          27,038
  Ameren Corporation                              1,157          49,763
  American Electric Power                         2,704         108,214
  Calpine Corp.*                                  3,158          22,201
  CINergy Corp.                                   1,336          48,083
  CMS Energy                                      1,116          12,254
  Consolidated Edison                             1,781          74,357
  Constellation Energy Group                      1,375          40,343
  Dominion Resources                              2,317         153,385
  DTE Energy Co.                                  1,366          60,978
  Duke Energy                                     6,913         214,994
  Dynegy Inc.                                     2,947          21,218
  Edison International*                           2,735          46,495
  El Paso Corp.                                   4,862         100,206
  Entergy Corp.                                   1,855          78,726
  Exelon Corp.                                    2,694         140,896
  FirstEnergy Corp.                               2,496          83,316
  FPL Group                                       1,477          88,605
  Keyspan Energy                                  1,168          43,975
  Kinder Morgan                                   1,039          39,503
  Mirant Corporation*                             3,361          24,535
  NICOR Inc.                                        376          17,202
  NiSource Inc.                                   1,736          37,897
  Peoples Energy                                    298          10,865
  PG&E Corp.*                                     3,249          58,125
  Pinnacle West Capital                             711          28,085
  PPL Corp.                                       1,229          40,655
  Progress Energy, Inc.                           2,804          95,771
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 2.99% (CONTINUED)
  Public Serv. Enterprise Inc.                    1,741  $       75,385
  Reliant Energy                                  2,503          42,301
  Sempra Energy                                   1,745          38,617
  Southern Co.                                    5,834         159,851
  TECO Energy                                     1,282          31,730
  TXU CORP                                        2,225         114,699
  Williams Cos.                                   4,334          25,961
  Xcel Energy Inc                                 3,307          55,457
                                                         --------------
                                                              2,335,973
                                                         --------------
    Total Common Stocks
       (cost $59,660,777)                                    76,152,621
                                                         --------------
UNIT INVESTMENT TRUST - .09%
  S&P 500 Depositary Receipts                       700          69,272
                                                         --------------
    Total Unit Investment Trust
       (cost $72,989)                                            69,272
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 2.42%
VARIABLE RATE DEMAND NOTES(1) - .50%
  Firstar Bank (1.590% due 12/31/31)      $     393,515  $      393,515
                                                         --------------
U.S. TREASURY BILL - 1.92%
  U.S. Treasury Bill (1.700% due
     09/19/02)                                                1,494,417
                                                         --------------
      Total Short-Term Investments
         (cost $1,887,932)                                    1,887,932
                                                         --------------
TOTAL INVESTMENTS - 100.12%
   (cost $61,621,698)(2)                                     78,109,825
                                                         --------------
OTHER ASSETS AND LIABILITIES - (.12%)                           (97,080)
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   78,012,745
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2002.
(2) For federal income tax purposes, cost is $61,703,102 and gross unrealized appreciation and depreciation of securities as of June 30, 2002 was $26,152,102 and ($9,745,379), respectively.
(3) Securities and other current assets with an aggregate value of $1,732,675 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Standard & Poor's 500 Index (09/02)             7       $(73,325)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

JUNE 30, 2002

(UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 98.16%
CONSUMER DISCRETIONARY - 14.98%
  99(Cents) Only Stores*                          2,248  $       57,661
  Abercrombie & Fitch Co.*                        3,216          77,570
  American Eagle Outfitters*                      2,337          49,404
  Arvinmeritor Inc                                2,171          52,104
  Bandag Inc.                                       671          19,003
  Barnes & Noble*                                 2,187          57,802
  Belo Corp.                                      3,583          81,012
  BJ's Wholesale Club*                            2,349          90,437
  BLYTH Inc.                                      1,531          47,798
  Bob Evans Farms Inc.                            1,140          35,887
  Borders Group*                                  2,650          48,760
  Borg Warner Inc.                                  857          49,500
  Brinker International*                          3,162         100,394
  Callaway Golf Co.                               2,531          40,091
  Catalina Marketing*                             1,795          50,655
  Cracker Barrel Old Country                      1,810          55,241
  CDW Computer Centers, Inc.*                     2,869         134,298
  Cheesecake Factory*                             1,576          55,916
  Claire's Stores Inc.                            1,586          36,319
  Clayton Homes                                   4,479          70,768
  Coach, Inc.*                                    1,435          78,782
  Copart Inc.*                                    2,929          47,538
  D.R. Horton                                     4,729         123,096
  Dollar Tree Stores, Inc.*                       3,651         143,886
  Emmis Communications*                           1,674          35,472
  Entercom Communications*                        1,588          72,889
  Extended Stay America*                          3,044          49,374
  Federal Signal Corp.                            1,465          35,160
  Furniture Brands International*                 1,775          53,694
  Gentex Corp*                                    2,444          67,137
  GTECH Holdings Corp.*                           1,863          47,581
  Harte-Hanks, Inc.                               3,075          63,191
  Hispanic Broadcasting*                          3,529          92,107
  International Speedway                          1,728          69,293
  Lancaster Colony                                1,196          42,649
  Lear Corporation*                               2,087          96,524
  Lee Enterprises                                 1,435          50,225
  Lennar Corp                                     2,089         127,847
  Macrovision Corporation*                        1,647          21,592
  Mandalay Resort Group*                          2,303          63,494
  Media General                                     747          44,820
  Michaels Stores*                                2,134          83,226
  Modine Manufacturing Co.                        1,089          26,768
  Mohawk Industries*                              2,130         131,059
  Neiman-Marcus Group*                            1,552          53,854
  Outback Steakhouse*                             2,493          87,504
  Papa John's International Inc.*                   680          22,705
  Park Place Entertainment*                       9,794         100,389
  Payless Shoesource Inc.*                          722          41,623
  Reader's Digest Association                     3,239          60,666
  Ross Stores                                     2,586         105,380
  SAKS Inc.*                                      4,614          59,244
  Scholastic Corp.*                               1,263          47,868
  Six Flags Inc.*                                 3,008          43,466
  Superior Industries International Inc.            842          38,943
  Timberland Co*                                  1,265          45,312
  Unifi Inc.*                                     1,753          19,108
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 14.98%
(CONTINUED)
  United Rentals*                                 2,383  $       51,949
  Washington Post                                   309         168,403
  Westwood One, Inc.*                             3,489         116,602
  Williams-Sonoma Inc.*                           3,705         113,595
                                                         --------------
                                                              4,054,635
                                                         --------------
CONSUMER STAPLES - 5.79%
  Church & Dwight                                 1,271          39,820
  Constellation Brands*                           2,846          91,072
  Dean Foods*                                     2,828         105,484
  Dial Corporation                                3,084          61,742
  Dole Foods                                      1,817          52,420
  Dreyer's Grand Ice Cream                        1,122          76,969
  Hormel Foods Corp.                              4,511         107,993
  Interstate Bakeries Corp.                       1,408          40,663
  Longs Drug Stores Corp.                         1,233          34,882
  McCormick & Co.                                 4,510         116,133
  Pennzoil-Quaker State                           2,586          55,677
  PepsiAmericas, Inc.                             5,068          75,716
  RJ Reynolds Tobacco                             3,032         162,970
  Ruddick Corp.                                   1,508          25,576
  Sensient Technologies Corp.                     1,542          35,096
  Smithfield Foods*                               3,635          67,429
  J.M. Smucker Co.                                1,562          53,311
  Tootsie Roll                                    1,691          65,205
  Tyson Foods                                    11,523         178,722
  Universal Corp.                                   860          31,562
  Whole Foods Market*                             1,813          87,423
                                                         --------------
                                                              1,565,865
                                                         --------------
ENERGY - 6.14%
  Cooper Cameron Corp*                            1,756          85,026
  ENSCO International                             4,380         119,399
  Equitable Resources                             2,092          71,756
  FMC Technologies*                               2,120          44,011
  Forest Oil*                                     1,523          43,299
  Grant Prideco*                                  3,570          48,552
  Hanover Compressor Co.*                         2,061          27,824
  Helmerich & Payne                               1,622          57,938
  Murphy Oil                                      1,473         121,523
  National-Oilwell Inc.*                          2,629          55,340
  Noble Energy, Inc                               1,841          66,368
  Ocean Energy,Inc.                               5,588         121,092
  Patterson UTI-Energy*                           2,485          70,152
  Pioneer Natural Resources*                      3,709          96,619
  Pride International*                            4,324          67,714
  Smith International*                            1,606         109,513
  Tidewater Inc.                                  1,968          64,787
  Valero Energy                                   3,457         129,361
  Varco International*                            3,123          54,777
  Weatherford International Ltd.*                 3,874         167,355
  Western Gas Resources Inc.                      1,062          39,719
                                                         --------------
                                                              1,662,125
                                                         --------------
FINANCIALS - 19.01%
  Allmerica Financial                             1,720          79,464
  American Financial Group                        2,223          53,130
  AmeriCredit Corp.*                              2,760          77,418
  AmerUs Group Co.                                1,300          48,230
  Associated Banc-Corp.                           2,450          92,390
  Astoria Financial                               3,001          96,182

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 19.01% (CONTINUED)
  Bank of Hawaii Corp.                            2,357  $       65,996
  Banknorth Group Inc                             4,835         125,807
  City National Corp.                             1,565          84,119
  Colonial BancGroup                              3,883          58,245
  Commerce Bancorp.                               2,151          95,074
  Compass Bancshares                              4,129         138,734
  Dime Community Bancshares                       1,500             150
  E*Trade Group*                                 11,504          62,812
  Eaton Vance                                     2,251          70,231
  A.G. Edwards                                    2,593         100,790
  Everest Re Group                                1,669          93,381
  Fidelity National Financial                     3,070          97,012
  First Virginia Banks                            1,555          83,379
  FirstMerit Corp.                                2,758          76,066
  Gallagher                                       2,756          95,495
  Golden State Bancorp                            4,415         160,044
  Greater Bay Bancorp                             1,627          50,047
  Greenpoint Financial Corp.                      3,256         159,870
  HCC Insurance Holdings                          1,983          52,252
  Hibernia Corp.                                  5,173         102,374
  Horace Mann Educators Corp.                     1,332          24,868
  Hospitality Properties Trust                    2,034          74,241
  Independence Community Bank                     1,911          54,903
  IndyMac Bancorp*                                1,956          44,362
  Investment Technology Group*                    1,581          51,699
  Investors Financial Services                    2,084          69,897
  LaBranche & Co.*                                1,916          43,876
  Legg Mason                                      2,173         107,216
  Leucadia National Corp.                         1,799          56,956
  M&T Bank Corp.                                  3,023         259,252
  Mercantile Bankshares                           2,269          93,097
  Metris Companies Inc.                           2,074          17,235
  The MONY Group                                  1,549          52,681
  National Commerce Financial                     6,630         174,369
  Neuberger Berman Inc.                           2,288          83,741
  New Plan Excel Realty Trust                     3,035          63,219
  New York Community Bancorp                      3,493          94,660
  North Fork Bancorporation                       5,282         210,276
  Ohio Casualty Corp.*                            1,956          40,880
  Old Republic International                      3,869         121,874
  Protective Life Corp.                           2,229          73,780
  Provident Financial Group Inc.                  1,600          46,416
  Radian Group                                    3,051         149,041
  Roslyn Bancorp                                  2,738          59,771
  SEI Investments                                 3,512          98,933
  Silicon Valley Bancshares*                      1,502          39,593
  Sovereign Bancorp                               8,328         124,504
  StanCorp Financial Group                          973          54,002
  TCF Financial                                   2,491         122,307
  PMI Group                                       2,896         110,627
  Unitrin, Inc.                                   2,197          78,587
  Waddell & Reed Financial Investment             2,604          59,684
  Webster Financial Corp.                         1,601          61,222
  Westamerica Bancorp                             1,124          44,465
  Wilmington Trust Corp.                          2,122          64,721
                                                         --------------
                                                              5,145,647
                                                         --------------
HEALTH CARE - 11.91%
  AdvancePCS*                                     3,006          71,964
  Apogent Technologies*                           3,462          71,213
  Apria Healthcare Group Inc.*                    1,772          39,693
                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 11.91% (CONTINUED)
  Barr Laboratories*                              1,403  $       89,133
  Beckman Coulter Inc.                            1,995          99,551
  Covance Inc.*                                   1,963          36,806
  Cytyc Corporation*                              3,948          30,084
  Dentsply International                          2,531          93,419
  Edwards Lifesciences Corp.*                     1,927          44,706
  Express Scripts, Inc.*                          2,576         129,083
  First Health Group*                             3,236          90,737
  Gilead Sciences, Inc.*                          6,292         206,881
  Health Net, Inc.*                               4,020         107,615
  Schein (Henry) Inc.*                            1,387          61,722
  Hillenbrand Industries                          2,040         114,546
  ICN Pharmaceuticals, Inc.                       2,654          64,253
  IDEC Pharmaceuticals Corporation*               4,963         175,938
  INCYTE Genomics Inc*                            2,162          15,718
  IVAX Corp.*                                     6,341          68,483
  LifePoint Hospitals*                            1,276          46,332
  Lincare Holdings*                               3,510         113,373
  Millennium Pharmaceuticals, Inc.*               9,098         110,541
  Mylan Laboratories                              4,093         128,316
  Omnicare, Inc.                                  3,037          79,752
  Oxford Health Plans*                            2,847         132,272
  PacifiCare Health Systems Inc.*                 1,122          30,518
  Patterson Dental*                               2,204         110,927
  Perrigo Co.*                                    2,387          31,031
  Protein Design Labs, Inc.*                      2,859          31,049
  Quest Diagnostics*                              3,131         269,420
  Sepracor Inc.*                                  2,703          25,814
  STERIS Corp.*                                   2,258          43,150
  Triad Hospitals*                                2,345          99,381
  Trigon Healthcare Inc.*                         1,163         116,975
  Universal Health Services*                      1,946          95,354
  Varian Medical Systems*                         2,194          88,967
  Vertex Pharmaceuticals*                         2,439          39,707
  VISX Inc.*                                      1,784          19,446
                                                         --------------
                                                              3,223,870
                                                         --------------
INDUSTRIALS - 13.10%
  AGCO Corp.*                                     2,341          45,650
  Airborne Inc.                                   1,565          30,048
  Alaska Air Group Inc.*                            863          22,524
  Albany International Corp.                      1,016          27,341
  Alexander & Baldwin Inc.                        1,319          33,674
  Ametek Inc.                                     1,066          39,709
  Atlas Air Worldwide Holdings Inc.*              1,249           4,621
  Banta Corp.                                       804          28,864
  BISYS Group*                                    3,866         128,738
  C.H. Robinson Worldwide                         2,747          92,107
  Carlisle Companies                                985          44,305
  Ceridian Corp.*                                 4,756          90,269
  Certegy, Inc.*                                  2,237          83,015
  Checkfree Corp*                                 2,517          39,366
  ChoicePoint Inc.*                               2,741         124,633
  CNF Inc.                                        1,589          60,350
  CSG Systems International*                      1,720          32,921
  DeVRY Inc.*                                     2,272          51,892
  Donaldson Co.                                   1,435          50,282
  DST Systems Inc.*                               3,921         179,229
  Dun & Bradstreet*                               2,411          79,684
  Dycom Industries Inc.*                          1,553          18,155
  Education Management*                           1,131          46,066

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 13.10% (CONTINUED)
  EGL Inc.*                                       1,554  $       26,356
  Energizer Holdings Inc.*                        2,974          81,547
  Expeditors International                        3,356         111,285
  Fastenal                                        2,471          95,158
  Flowserve Corporation*                          1,703          50,749
  GATX Corp.                                      1,582          47,618
  Granite Construction Inc.                       1,338          33,851
  Harsco Corp.                                    1,299          48,713
  HON Industries                                  1,909          51,963
  Hubbell Inc.                                    1,906          65,090
  J.B. Hunt Transport Services Inc.*              1,234          36,428
  Jacobs Engineering Group*                       1,752          60,935
  Kaydon Corp.                                      974          22,996
  Kelly Services Inc.                             1,170          31,602
  Kennametal Inc.                                 1,111          40,663
  Korn/Ferry International*                       1,228          11,175
  L-3 Communications Holdings*                    3,048         164,592
  Manpower Inc.                                   2,475          90,956
  Miller                                          2,462          49,979
  MPS Group Inc.*                                 3,196          27,166
  NCO Group Inc.*                                   839          18,273
  Nordson Corporation                             1,085          26,756
  Overseas Shipholding Group Inc.                 1,114          23,483
  Pentair Inc.                                    1,595          76,688
  Pittston Brink's Group                          1,771          42,504
  Precision Castparts                             1,687          55,671
  Quanta Services Inc.*                           2,250          22,208
  Republic Services*                              5,385         102,692
  Rollins Inc.                                      979          19,913
  Sequa Corp.*                                      338          22,102
  Sotheby's Holdings Inc.*                        1,997          28,457
  SPX Corp.*                                      1,314         154,392
  Stewart & Stevenson Services Inc.                 925          16,410
  Swift Transportation*                           2,768          64,494
  Sylvan Learning Systems Inc.*                   1,262          25,164
  Tecumseh Products Co.                             602          31,954
  Teleflex                                        1,264          72,238
  Trinity Industries Inc.                         1,431          29,650
  Valassis Communication*                         1,741          63,547
  Viad Corp.                                      2,893          75,218
  Wallace Computer Services Inc.                  1,333          28,660
  York International                              1,265          42,744
                                                         --------------
                                                              3,545,483
                                                         --------------
INFORMATION TECHNOLOGY - 14.81%
  3Com Corp.*                                    11,449          50,376
  Activision, Inc.*                               2,034          59,108
  Adtran Inc.*                                    1,283          24,376
  Advanced Fibre Communications*                  2,667          44,112
  Advent Software, Inc.*                          1,093          28,090
  Affiliated Computer*                            4,269         202,692
  Arrow Electronics*                              3,241          67,251
  Ascential Software Corp.*                       8,460          23,603
  Atmel Corporation*                             15,155          94,870
  Avnet, Inc                                      3,862          84,925
  Avocent Corp.*                                  1,449          23,068
  Acxiom Corp.*                                   2,835          49,584
  Cabot Microelectronics Corp.*                     787          33,967
  Cadence Design Systems*                         8,568         138,116
  Cirrus Logic Inc.*                              2,683          20,096
  CommScope Inc.*                                 2,009          25,113
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 14.81%
(CONTINUED)
  Credence Systems Corp.*                         1,961  $       34,847
  Cree Inc.*                                      2,368          31,329
  Cypress Semiconductor*                          3,922          59,536
  Diebold, Inc.                                   2,322          86,471
  Electronic Arts Inc.*                           4,484         296,168
  Fairchild Semiconductor*                        3,674          89,278
  FEI Company*                                    1,045          25,613
  Gartner Inc.*                                   2,751          25,859
  Harris Corp.                                    2,150          77,916
  Henry (Jack) & Assoc.                           2,904          48,468
  Imation Corp.*                                  1,136          33,807
  InFocus Corp.*                                  1,269          14,949
  Integrated Device Technology, Inc.*             3,397          61,622
  International Rectifier*                        2,061          60,078
  Internet Security Systems Inc.*                 1,559          20,454
  Intersil Corp.*                                 4,414          94,371
  Keane Inc.*                                     2,455          30,442
  KEMET Corp.*                                    2,796          49,937
  Lam Research*                                   4,095          73,628
  Lattice Semiconductor Corp.*                    3,555          31,071
  Legato Systems Inc.*                            3,661          13,180
  LTX Corp.*                                      1,590          22,705
  Macromedia Inc.*                                1,915          16,986
  McData Corp.*                                   3,671          32,342
  Mentor Graphics Corp.*                          2,097          29,819
  Micrel Inc.*                                    3,021          43,442
  Microchip Technology Incorporated*              6,488         177,966
  MIPS Technologies Inc.*                         1,275           7,102
  National Instruments*                           1,665          54,212
  Network Associates, Inc.*                       4,771          91,937
  Newport Corporation*                            1,193          18,682
  Plantronics Inc.*                               1,508          28,667
  Plexus Corp.*                                   1,362          24,652
  Polycom Inc.*                                   3,248          38,944
  Powerwave Technologies Inc.*                    2,119          19,410
  Quantum Corp.*                                  5,069          21,290
  Retek Inc.*                                     1,656          40,241
  Reynolds & Reynolds                             2,279          63,698
  RF Micro Devices, Inc.*                         5,441          41,460
  RSA Security Inc.*                              1,826           8,783
  SanDisk Corporation*                            2,218          27,503
  Semtech Corp*                                   2,290          61,143
  Storage Technology*                             3,419          54,601
  SunGard Data Systems*                           9,088         240,651
  Sybase Inc.*                                    3,210          33,866
  Sykes Enterprises Inc.*                         1,308          10,057
  Symantec Corporation*                           4,626         151,964
  Synopsys, Inc.*                                 2,508         137,463
  Tech Data Corp.*                                1,794          67,903
  Titan Corp.*                                    2,469          45,158
  Transaction Systems Architects Inc.*            1,150          13,524
  Triquint Semiconductor Inc.*                    4,235          27,146
  Vishay Intertechnology*                         5,180         113,961
  Wind River Systems Inc.*                        2,540          12,725
                                                         --------------
                                                              4,008,374
                                                         --------------
MATERIALS - 4.82%
  Airgas Inc.*                                    2,269          39,254
  AK Steel Holding Corp.*                         3,515          45,027
  Albemarle Corp.                                 1,354          41,636
  Arch Coal Inc.                                  1,703          38,675

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
MATERIALS - 4.82% (CONTINUED)
  Bowater Inc.                                    1,777  $       96,615
  Cabot Corp.                                     2,023          57,959
  Carpenter Technology Corp.                        722          20,801
  Crompton Corporation                            3,677          46,882
  Cytec Industries Inc.*                          1,291          40,589
  Ferro Corp.                                     1,262          38,049
  FMC Corp.*                                      1,115          33,640
  H.B. Fuller Co.                                   919          26,918
  Glatfelter                                      1,393          26,188
  GrafTech International Ltd.*                    1,814          22,312
  IMC Global Inc.                                 3,735          46,688
  Longview Fibre Co.                              1,667          15,703
  Lubrizol Corp.                                  1,661          55,644
  Lyondell Petrochemical                          4,029          60,838
  Martin Marietta                                 1,580          61,620
  Minerals Technologies Inc.                        637          31,417
  Olin Corp.                                      1,519          33,646
  Packaging Corp. of America*                     3,434          68,302
  Potlatch Corp.                                    919          31,264
  Rayonier Inc.                                     888          43,627
  RPM, Inc.                                       3,648          55,632
  A. Schulman Inc.                                  949          20,355
  Solutia Inc.                                    3,405          23,903
  Sonoco Products                                 3,108          88,018
  Valspar Corp                                    1,614          72,856
  Wausau-Mosinee Paper Corp.                      1,675          20,184
                                                         --------------
                                                              1,304,242
                                                         --------------
TELECOMMUNICATION SERVICES - .60%
  Broadwing Inc.*                                 7,175          18,655
  Price Communications Corp.*                     1,785          28,560
  Telephone & Data Systems                        1,904         115,287
                                                         --------------
                                                                162,502
                                                         --------------
UTILITIES - 7.00%
  AGL Resources Inc.                              1,806          41,899
  Allete, Inc.                                    2,733          74,064
  Alliant Energy                                  2,849          73,219
  American Water Works                            3,251         140,476
  Aquila, Inc.                                    5,770          46,160
  Black Hills Corp.                                 862          29,834
  CLECO Corp.                                     1,465          32,084
  Conectiv                                        2,885          74,462
  DPL Incorporated                                4,112         108,762
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 7.00% (CONTINUED)
  DQE Inc.                                        2,318  $       32,452
  Energy East                                     4,698         106,175
  Great Plains Energy Inc.                        2,012          40,944
  Hawaiian Electric Industries                    1,171          49,826
  Idaho Power                                     1,219          33,766
  MDU Resources                                   2,275          59,810
  National Fuel Gas                               2,590          58,301
  Northeast Utilities                             4,450          83,705
  NSTAR                                           1,726          77,290
  Oklahoma Gas & Electric                         2,533          57,904
  ONEOK Inc.                                      1,944          42,671
  PNM Resources Inc.                              1,271          30,758
  Potomac Electric Power                          3,492          75,008
  Puget Energy, Inc.                              2,818          58,192
  Questar Corp.                                   2,660          65,702
  SCANA Corp .                                    3,405         105,113
  Sierra Pacific Resources                        3,329          25,966
  Vectren Corporation                             2,204          55,320
  Westar Energy Inc.                              2,281          35,013
  WGL Holdings Inc.                               1,578          40,870
  Wisconsin Energy                                3,788          95,723
  WPS Resources Corp.                             1,002          40,912
                                                         --------------
                                                              1,892,381
                                                         --------------
    Total Common Stocks
       (cost $26,862,506)                                    26,565,124
                                                         --------------

UNIT INVESTMENT TRUST - 1.85%
  S&P MidCap 400 Depositary Receipts              5,583         499,958
                                                         --------------
    Total Unit Investment Trust
       (cost $476,371)                                          499,958
                                                         --------------
TOTAL INVESTMENTS - 100.01%
   (cost $27,338,877)(1)                                     27,065,082
                                                         --------------
OTHER ASSETS AND LIABILITIES - (.01%)                            (3,236)
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   27,061,845
                                                         ==============


-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $27,222,066 and gross unrealized appreciation and depreciation of securities as of June 30, 2002 was $3,987,043 and ($4,144,027), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

JUNE 30, 2002

(UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 52.50%
CONSUMER DISCRETIONARY - 7.19%
  American Greetings                                 43  $          716
  AOL Time Warner Inc.*                           2,961          43,556
  AutoZone Inc.*                                     88           6,802
  Bed Bath & Beyond Inc.*                           186           7,020
  Best Buy Co., Inc.*                               202           7,333
  Big Lots, Inc.*                                    73           1,437
  Black & Decker Corp.                               56           2,699
  Brown-Forman Corp.*                                45           3,105
  Brunswick Corp.                                    58           1,624
  Carnival Corp.                                    400          11,076
  Centex Corp.                                       39           2,254
  Circuit City Group                                134           2,513
  Clear Channel Communications*                     380          12,168
  Comcast Corporation*                              634          15,115
  Cooper Tire & Rubber                               49           1,007
  Costco Wholesale Corporation*                     295          11,393
  Dana Corp.                                        101           1,872
  Darden Restaurants                                123           3,038
  Delphi Corporation                                372           4,910
  Dillard Inc.                                       62           1,630
  Dollar General                                    218           4,149
  Dow Jones & Co.                                    59           2,859
  Eastman Kodak                                     205           5,980
  Family Dollar Stores                              129           4,547
  Federated Department Stores*                      141           5,598
  Ford Motor                                      1,227          19,632
  Fortune Brands, Inc.                              105           5,880
  Gannett Co.                                       176          13,358
  Gap (The)                                         563           7,995
  General Motors                                    387          20,685
  Goodyear Tire & Rubber                            103           1,927
  Harley-Davidson                                   201          10,305
  Harrah's Entertainment*                            81           3,592
  Hasbro Inc.                                       114           1,546
  Hilton Hotels                                     243           3,378
  Home Depot                                      1,585          58,217
  International Game Technology*                     50           2,835
  Interpublic Group                                 199           4,927
  Johnson Controls                                   57           4,652
  Jones Apparel Group*                               80           3,000
  KB Home                                            32           1,648
  Knight-Ridder Inc.                                 51           3,210
  Kohl's Corp.*                                     216          15,137
  Leggett & Platt                                   130           3,042
  Limited Brands, Inc.                              284           6,049
  Liz Claiborne, Inc.                                72           2,290
  Lowe's Cos.                                       506          22,972
  Marriott International                            158           6,012
  Mattel, Inc.                                      281           5,923
  May Department Stores                             204           6,718
  Maytag Corp.                                       52           2,218
  McDonald's Corp.                                  883          25,121
  McGraw-Hill                                       129           7,701
  Meredith Corp.                                     33           1,266
  New York Times                                    112           5,768
  Newell Rubbermaid Co.                             176           6,171
  NIKE Inc.                                         181           9,711
  Nordstrom                                          89           2,016
  Office Depot*                                     209           3,511
  Omnicom Group                                     117           5,359
  Penney (J.C.)                                     173           3,809
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 7.19%
(CONTINUED)
  Pulte Homes, Inc.                                  27  $        1,552
  RadioShack Corp                                   123           3,697
  Reebok International*                              37           1,092
  Sears, Roebuck & Co.                              233          12,652
  Sherwin-Williams                                  108           3,232
  Snap-On Inc.                                       39           1,158
  Stanley Works                                      58           2,379
  Staples, Inc.*                                    320           6,304
  Starbucks Corporation*                            242           6,014
  Starwood Hotels & Resorts                         122           4,013
  Target Corp.                                      603          22,974
  Tiffany & Co.                                      96           3,379
  TJX Companies Inc.                                396           7,766
  TMP Worldwide Inc.*                                64           1,376
  Toys R Us Hldg. Cos.*                             143           2,498
  Tribune Co.                                       204           8,874
  TRW Inc.                                           82           4,672
  Tupperware Corp.                                   38             790
  Univision Communications*                         142           4,459
  Viacom Inc.*                                    1,194          52,978
  V.F. Corp.                                         75           2,941
  Visteon Corp.                                      86           1,221
  Wal-Mart Stores                                 2,999         164,975
  Walt Disney Co.                                 1,427          26,970
  Wendy's International                              75           2,987
  Whirlpool Corp.                                    48           3,137
  Yum!Brands, Inc.*                                 194           5,675
                                                         --------------
                                                                831,747
                                                         --------------
CONSUMER STAPLES - 5.24%
  Alberto-Culver                                     37           1,769
  Albertson's                                       280           8,529
  Anheuser-Busch                                    598          29,900
  Archer-Daniels-Midland                            437           5,589
  Avon Products                                     157           8,202
  Campbell Soup                                     279           7,717
  Clorox Co.                                        155           6,409
  Coca Cola Co.                                   1,697          95,032
  Coca-Cola Enterprises                             278           6,138
  Colgate-Palmolive                                 381          19,069
  ConAgra Foods, Inc.                               350           9,678
  Coors (Adolph)                                     24           1,495
  CVS Corp.                                         258           7,895
  General Mills                                     293          12,915
  Gillette Co.                                      721          24,420
  Heinz (H.J.)                                      233           9,576
  Hershey Foods                                      91           5,688
  Kellogg Co.                                       268           9,610
  Kimberly-Clark                                    367          22,754
  Kroger Co.*                                       552          10,985
  Pepsi Bottling Group                              188           5,790
  PepsiCo Inc.                                    1,188          57,262
  Philip Morris                                   1,476          64,472
  Procter & Gamble                                  865          77,245
  Safeway Inc.*                                     328           9,574
  Sara Lee Corp.                                    528          10,898
  Supervalu Inc.                                     87           2,134
  Sysco Corp.                                       440          11,977
  Unilever N.V.                                     378          24,494
  UST Inc.                                          107           3,638
  Walgreen Co.                                      666          25,728
  Winn-Dixie                                         96           1,497
  Wrigley (Wm) Jr.                                  150           8,303
                                                         --------------
                                                                606,382
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 4.00%
  Amerada Hess                                       60  $        4,950
  Anadarko Petroleum                                160           7,888
  Apache Corp.                                       88           5,058
  Ashland Inc.                                       47           1,904
  Baker Hughes                                      218           7,257
  BJ Services*                                      100           3,388
  Burlington Resources                              142           5,396
  ChevronTexaco Corp.                               712          63,012
  Conoco Inc.                                       413          11,481
  Devon Energy Corp.                                 81           3,992
  EOG Resources                                      75           2,978
  Exxon Mobil Corp.                               4,628         189,378
  Halliburton Co.                                   293           4,670
  Kerr-McGee                                         70           3,749
  Marathon Oil Corp.                                206           5,587
  Nabors Industries Ltd.*                            98           3,459
  Noble Corporation*                                 90           3,474
  Occidental Petroleum                              244           7,318
  Phillips Petroleum                                244          14,367
  Rowan Cos.                                         62           1,330
  Royal Dutch Petroleum                           1,467          81,080
  Schlumberger Ltd.                                 376          17,484
  Sunoco, Inc.                                       59           2,102
  Transocean Inc.                                   184           5,732
  Unocal Corp.                                      161           5,947
                                                         --------------
                                                                462,981
                                                         --------------
FINANCIALS - 10.45%
  ACE Limited                                       175           5,530
  AFLAC Corporation                                 350          11,200
  Allstate Corp.                                    492          18,194
  Ambac Financial Group                              70           4,704
  American Express                                  883          32,071
  American International Group                    1,782         121,583
  AmSouth Bancorporation                            260           5,819
  Aon Corp.                                         169           4,982
  Bank of America Corp.                           1,096          77,115
  Bank of New York                                  488          16,470
  Bank One Corp.                                    792          30,476
  BB&T Corporation                                  259           9,997
  Bear Stearns Cos.                                  73           4,468
  Capital One Financial                             129           7,875
  Charles Schwab                                    947          10,606
  Charter One Financial                             152           5,226
  Chubb Corp.                                       116           8,213
  Cincinnati Financial                              106           4,932
  Citigroup Inc.                                  3,463         134,191
  Comerica Inc.                                     103           6,324
  Conseco Inc.*                                     215             430
  Countrywide Credit Industries                      75           3,619
  Equity Office Properties                          275           8,278
  Equity Residential                                200           5,750
  Fannie Mae                                        666          49,118
  Federal Home Loan Mtg.                            460          28,152
  Fifth Third Bancorp                               374          24,927
  First Tennessee National                          100           3,830
  Fleet Boston Financial Group                      714          23,098
  Franklin Resources                                173           7,377
  Golden West Financial                             105           7,222
  Hartford Financial Services Group                 142           8,445
  Household International                           313          15,556
  Huntington Bancshares                             161           3,127
  J.P. Morgan Chase & Co.                         1,332          45,181
  Jefferson-Pilot                                   102           4,794
  John Hancock Financial                            200           7,040
  KeyCorp                                           287           7,835
                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 10.45% (CONTINUED)
  Lehman Brothers                                   160  $       10,003
  Lincoln National                                  127           5,334
  Loews Corp.                                       130           6,889
  Marsh & McLennan                                  178          17,195
  Marshall & Ilsley Corp.                           140           4,330
  MBIA Inc.                                          97           5,483
  MBNA Corp.                                        583          19,280
  Mellon Bank Corp.                                 325          10,215
  Merrill Lynch                                     554          22,437
  MetLife Inc.                                      523          15,062
  MGIC Investment                                    70           4,746
  Moody's Corp                                      107           5,323
  Morgan Stanley                                    748          32,224
  National City Corp.                               401          13,333
  Northern Trust Corp.                              147           6,477
  Plum Creek Timber Co.                             120           3,684
  PNC Bank Corp.                                    192          10,038
  Progressive Corp.                                 144           8,330
  Providian Financial Corp.                         188           1,105
  Regions Financial Corp.                           166           5,835
  SAFECO Corp.                                       84           2,595
  Simon Property Group                              120           4,421
  SLM Corporation                                   104          10,078
  SouthTrust Corp.                                  222           5,799
  St. Paul Cos.                                     140           5,449
  State Street Corp.                                212           9,476
  Stilwell Finacial                                 147           2,675
  SunTrust Banks                                    200          13,544
  Synovus Financial                                 187           5,146
  T. Rowe Price Group                                80           2,630
  Torchmark Corp.                                    85           3,247
  U.S. Bancorp                                    1,269          29,631
  Union Planters Corporation                        133           4,305
  UNUM Corp.                                        159           4,047
  Wachovia Corp.                                    916          34,973
  Washington Mutual                                 588          21,821
  Wells Fargo                                     1,170          58,568
  XL Capital                                         85           7,200
  Zions Bancorp                                      67           3,491
                                                         --------------
                                                              1,210,174
                                                         --------------
HEALTH CARE - 7.24%
  Abbott Labs                                     1,058          39,834
  Aetna Inc.                                         93           4,461
  Allergan, Inc.                                     86           5,741
  AmerisourceBergen Corp.                            70           5,320
  Amgen Inc.*                                       679          28,437
  Applera Corp-Applied Biosystems Group             138           2,690
  Bard (C.R.) Inc.                                   33           1,867
  Bausch & Lomb                                      35           1,185
  Baxter International Inc.                         384          17,069
  Becton, Dickinson                                 167           5,753
  Biogen, Inc.*                                      98           4,060
  Biomet, Inc.                                      183           4,963
  Boston Scientific*                                270           7,916
  Bristol-Myers Squibb                            1,338          34,387
  Cardinal Health, Inc.                             273          16,765
  Chiron Corporation*                               116           4,101
  CIGNA Corp.                                       108          10,521
  Forest Laboratories*                              110           7,788
  Genzyme General*                                  140           2,694
  Guidant Corp.*                                    203           6,137
  HCA Inc.                                          369          17,528
  HCR Manor Care*                                    68           1,564
  Health Management Assoc.*                         180           3,627
  HEALTHSOUTH Corp.*                                255           3,261

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 7.24% (CONTINUED)
  Humana Inc.*                                      111  $        1,735
  Immunex Corporation*                              370           8,266
  IMS Health Inc.                                   196           3,518
  Johnson & Johnson                               2,023         105,722
  King Pharmaceuticals*                             145           3,226
  Lilly (Eli) & Co.                                 747          42,131
  McKesson Corp.                                    186           6,082
  MedImmune, Inc.*                                  138           3,643
  Medtronic Inc.                                    822          35,223
  Merck & Co.                                     1,578          79,910
  Pfizer, Inc.                                    4,235         148,225
  Pharmacia Corp                                    883          33,068
  Quintiles Transnational*                           76             949
  Schering-Plough                                 1,000          24,600
  St. Jude Medical*                                  55           4,062
  Stryker Corp.*                                    125           6,689
  Tenet Healthcare Corp.*                           207          14,811
  United Health Group Inc.                          214          19,592
  Watson Pharmaceuticals*                            64           1,617
  WellPoint Health Networks*                         82           6,380
  Wyeth                                             897          45,924
  Zimmer Holdings*                                  133           4,743
                                                         --------------
                                                                837,785
                                                         --------------
INDUSTRIALS - 5.74%
  3M Company                                        262          32,226
  Allied Waste Industries*                          125           1,200
  American Power Conversion*                        128           1,617
  American Standard*                                 50           3,755
  AMR Corp.*                                         99           1,669
  Apollo Group, Inc.*                               125           4,928
  Automatic Data Processing Inc.                    415          18,073
  Avery Dennison Corp.                               74           4,644
  Boeing Company                                    600          27,000
  Burlington Northern Santa Fe                      270           8,100
  Caterpillar Inc.                                  230          11,259
  Cendant Corporation*                              627           9,957
  Cintas Corporation                                116           5,734
  Concord EFS, Inc.*                                322           9,705
  Convergys Corp.*                                  101           1,967
  Cooper Industries, Ltd.                            62           2,437
  Crane Company                                      40           1,015
  CSX Corp.                                         144           5,047
  Cummins Inc.                                       27             894
  Danaher Corp.                                      94           6,237
  Deere & Co.                                       155           7,425
  Delta Air Lines                                    81           1,620
  Deluxe Corp.                                       48           1,867
  Donnelley (R.R.) & Sons                            81           2,232
  Dover Corp.                                       134           4,690
  Eaton Corp.                                        48           3,492
  Emerson Electric                                  282          15,090
  Equifax Inc.                                       93           2,511
  Federal Express                                   192          10,253
  First Data                                        546          20,311
  Fiserv, Inc.*                                     120           4,405
  Fluor Corp.                                        50           1,948
  General Dynamics                                  133          14,145
  General Electric                                6,781         196,980
  Genuine Parts                                     117           4,080
  Goodrich Corporation                               67           1,830
  Grainger (W.W.) Inc.                               62           3,106
  H&R Block                                         130           6,000
  Honeywell International Inc.                      528          18,601
  Illinois Tool Works                               199          13,592
  Ingersoll-Rand Co. Ltd.                           107           4,886
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 5.74% (CONTINUED)
  ITT Industries, Inc.                               58  $        4,095
  Lockheed Martin Corp.                             283          19,669
  Masco Corp.                                       297           8,052
  McDermott International*                           40             324
  Molex Incorporated                                130           4,359
  Navistar International Corp.*                      41           1,312
  Norfolk Southern Corp.                            253           5,915
  Northrop Grumman Corp.                             46           5,750
  PACCAR Inc.                                        76           3,374
  Pall Corp.                                         82           1,702
  Parker-Hannifin                                    74           3,536
  Paychex, Inc.                                     245           7,666
  Pitney-Bowes                                      170           6,752
  Power-One Inc.*                                    45             280
  Raytheon Co.                                      225           9,169
  Robert Half International*                        111           2,586
  Rockwell Automation, Inc.                         124           2,478
  Rockwell Collins                                  124           3,400
  Ryder System                                       39           1,057
  Sabre Holding Corp.*                               85           3,043
  Southwest Airlines                                492           7,951
  Textron Inc.                                       95           4,456
  Thomas & Betts Corp.*                              38             707
  Tyco International                              1,317          17,793
  Union Pacific                                     164          10,378
  United Technologies                               311          21,117
  Waste Management Inc.                             411          10,707
                                                         --------------
                                                                664,156
                                                         --------------
INFORMATION TECHNOLOGY - 7.28%
  ADC Telecommunications, Inc.*                     528           1,209
  Adobe Systems Incorporated                        158           4,503
  Advanced Micro Devices*                           202           1,963
  Agilient Technologies*                            299           7,071
  Altera Corporation*                               264           3,590
  Analog Devices*                                   234           6,950
  Andrew Corp.*                                      53             759
  Apple Computer, Inc.*                             215           3,810
  Applied Materials, Inc.*                        1,068          20,313
  Applied Micro Circuits Corporation*               202             955
  Autodesk, Inc.                                     78           1,034
  Avaya Inc.*                                       179             886
  BMC Software*                                     161           2,673
  Broadcom Corporation*                             142           2,491
  CIENA Corporation*                                215             901
  Cisco Systems, Inc.*                            4,925          68,704
  Citrix Systems, Inc.*                             122             737
  Computer Associates International                 389           6,181
  Computer Sciences Corp.*                          111           5,306
  Compuware Corporation*                            238           1,445
  Comverse Technology, Inc.*                        101             935
  Corning Inc.*                                     629           2,233
  Dell Computer Corporation*                      1,770          46,268
  Electronic Data Systems                           308          11,442
  EMC Corp.*                                      1,497          11,302
  Gateway 2000*                                     213             946
  Hewlett-Packard                                 2,088          31,905
  Intel Corporation                               4,605          84,133
  International Business Machines                 1,172          84,384
  Intuit Inc.*                                      127           6,314
  Jabil Circuit*                                    143           3,019
  JDS Uniphase Corp*                                873           2,331
  KLA-Tencor Corporation*                           123           5,411
  Lexmark International Inc*                         85           4,624
  Linear Technology Corporation                     206           6,475
  LSI Logic*                                        242           2,118

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 7.28%
(CONTINUED)
  Lucent Technologies*                            2,285  $        3,793
  Maxim Integrated Products, Inc.*                  187           7,168
  Mercury Interactive Corporation*                   53           1,217
  Micron Technology*                                367           7,421
  Microsoft Corporation*                          3,611         197,522
  Millipore Corp.                                    30             959
  Motorola Inc.                                   1,495          21,558
  National Semiconductor*                           117           3,413
  NCR Corp.*                                         63           2,180
  Network Appliance, Inc.*                          201           2,500
  Nortel Networks Corp. Hldg. Co.*                2,495           3,618
  Novell Inc.*                                      218             700
  Novellus Systems, Inc.*                            86           2,924
  NVIDIA Corporation*                               100           1,718
  Oracle Corporation*                             3,830          36,270
  Palm Inc.*                                        372             655
  Parametric Technology Corp.*                      182             624
  PeopleSoft, Inc.*                                 182           2,708
  PerkinElmer                                        64             707
  PMC -- Sierra, Inc.*                              102             946
  QLogic Corporation*                                50           1,905
  QUALCOMM Incorporated*                            490          13,470
  Rational Software Corporation*                    150           1,232
  Sanmina-SCI Corporation*                          346           2,183
  Scientific-Atlanta                                105           1,727
  Siebel Systems, Inc.*                             294           4,181
  Solectron*                                        564           3,469
  Sun Microsystems, Inc.*                         2,203          11,037
  Symbol Technologies                               135           1,148
  Tektronix Inc.*                                    64           1,197
  Tellabs, Inc.*                                    271           1,680
  Teradyne Inc.*                                    114           2,679
  Texas Instruments                               1,184          28,059
  Thermo Electron*                                  114           1,881
  Unisys Corp.*                                     206           1,854
  VERITAS Software Corporation*                     258           5,106
  Vitesse Semiconductor Corporation*                120             373
  Waters Corporation*                               100           2,670
  Xerox Corp.*                                      440           3,067
  Xilinx, Inc.*                                     212           4,755
  Yahoo! Inc.*                                      359           5,299
                                                         --------------
                                                                842,894
                                                         --------------
MATERIALS - 1.70%
  Air Products & Chemicals                          152           7,671
  Alcan Inc.                                        216           8,104
  Alcoa Inc                                         571          18,929
  Allegheny Technologies Inc                         55             869
  Ball Corp.                                         40           1,659
  Barrick Gold Corp.                                353           6,703
  Bemis Company                                      35           1,663
  Boise Cascade                                      38           1,312
  Dow Chemical                                      590          20,284
  Du Pont (E.I.)                                    693          30,769
  Eastman Chemical                                   51           2,392
  Ecolab Inc.                                        86           3,976
  Engelhard Corp.                                    84           2,379
  Freeport-McMoRan Copper & Gold*                   106           1,892
  Georgia-Pacific Group                             154           3,785
  Great Lakes Chemical Corp.                         36             954
  Hercules, Inc.*                                    71             824
  Inco, Ltd.*                                       120           2,717
  International Flavors & Fragrances                 68           2,209
  International Paper                               319          13,902
  Louisiana-Pacific Corp.                            69             731
  MeadWestvaco Corporation                          132           4,430
                                                 SHARES           VALUE

                                                     ------------------
MATERIALS - 1.70% (CONTINUED)
  Newmont Mining Corp.                              261  $        6,872
  Nucor Corp.                                        56           3,642
  Pactiv Corp.*                                     112           2,666
  Phelps Dodge                                       52           2,142
  Placer Dome Inc.                                  217           2,433
  PPG Industries                                    115           7,119
  Praxair, Inc.                                     104           5,925
  Rohm & Haas                                       144           5,831
  Sealed Air Corp.*                                  55           2,215
  Sigma-Aldrich                                      56           2,808
  Temple-Inland                                      35           2,025
  United States Steel Corp.                          58           1,154
  Vulcan Materials                                   67           2,935
  Weyerhaeuser Corp.                                154           9,831
  Worthington Industries Inc.                        57           1,032
                                                         --------------
                                                                196,784
                                                         --------------
TELECOMMUNICATION SERVICES - 2.14%
  ALLTEL Corp.                                      208           9,776
  AT&T Corp.                                      2,495          26,697
  AT&T Wireless Services*                         1,804          10,553
  BellSouth                                       1,278          40,257
  Century Telephone                                  93           2,744
  Citizens Communications*                          171           1,430
  Nextel Communications, Inc.*                      501           1,608
  Qwest Communications International*             1,133           3,172
  SBC Communications Inc.                         2,259          68,900
  Sprint Corp. FON                                  580           6,154
  Sprint Corp. PCS*                                 638           2,852
  Verizon Communications                          1,847          74,156
                                                         --------------
                                                                248,299
                                                         --------------
UTILITIES - 1.52%
  AES Corp.*                                        360           1,951
  Allegheny Energy                                   70           1,803
  Ameren Corporation                                 91           3,914
  American Electric Power                           213           8,524
  Calpine Corp.*                                    200           1,406
  CINergy Corp.                                     105           3,779
  CMS Energy                                         80             878
  Consolidated Edison                               140           5,845
  Constellation Energy Group                         99           2,905
  Dominion Resources                                157          10,393
  DTE Energy Co.                                     94           4,196
  Duke Energy                                       486          15,115
  Dynegy Inc.                                       201           1,447
  Edison International*                             220           3,740
  El Paso Corp.                                     326           6,719
  Entergy Corp.                                     152           6,451
  Exelon Corp.                                      215          11,245
  FirstEnergy Corp.                                 205           6,843
  FPL Group                                         118           7,079
  Keyspan Energy                                     93           3,501
  Kinder Morgan                                      65           2,471
  Mirant Corporation*                               224           1,635
  NICOR Inc.                                         31           1,418
  NiSource Inc.                                     139           3,034
  Peoples Energy                                     23             839
  PG&E Corp.*                                       255           4,562
  Pinnacle West Capital                              56           2,212
  PPL Corp.                                          95           3,143
  Progress Energy, Inc.                             203           7,196
  Public Serv. Enterprise Inc.                      143           6,192
  Reliant Energy                                    195           3,296
  Sempra Energy                                     135           2,988
  Southern Co.                                      463          12,684

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 1.52% (CONTINUED)
  TECO Energy                                       100  $        2,475
  TXU CORP                                          174           8,970
  Williams Cos.                                     347           2,079
  Xcel Energy Inc                                   223           3,740
                                                         --------------
                                                                176,668
                                                         --------------
    Total Common Stocks
       (cost $7,704,765)                                      6,077,870
                                                         --------------
UNIT INVESTMENT TRUST - 4.07%(3)
  S&P 500 Depositary Receipt                      4,762         471,247
                                                         --------------
    Total Unit Investment Trust
       (cost $479,274)                                          471,247
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 12.85%
U.S. Treasury Note
  (7.250% due 05/15/04)                   $     230,000  $      248,773
U.S. Treasury Note
  (5.875% due 11/15/04)                         130,000         138,166
U.S. Treasury Note
  (6.500% due 05/15/05)                         382,000         414,682
U.S. Treasury Note
  (5.500% due 05/15/09)                         154,000         162,927
U.S. Treasury Note
  (6.125% due 11/15/27)                         495,000         523,446
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $1,434,576)                                      1,487,994
                                                         --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 4.97%
FEDERAL HOME LOAN MORTGAGE
CORPORATION
  5.750% due 07/15/03                           555,000         575,562
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $552,859)                                          575,562
                                                         --------------

MORTGAGE-BACKED SECURITIES - 10.12%
FEDERAL HOME LOAN MORTGAGE
CORPORATION
  FNCL (7.000% due 07/01/29)                  1,129,811       1,171,982
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $1,123,119)                                      1,171,982
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------

CORPORATE BONDS - 12.03%
BANK,BANK HOLDING COMPANIES & OTHER
BANKSERVICES - 3.21%
  Household Finance Corp.(5.875% due
     02/01/09)                            $     230,000  $      220,972
  Key Bank (7.000% due 02/01/11)                141,075         151,010
                                                         --------------
                                                                371,982
                                                         --------------
CAPITAL GOODS - .91%
  Honeywell International (7.500% due
     03/01/10)                                   50,000          55,598
  Masco Corp. (5.875% due 07/15/12)              50,000          49,346
                                                         --------------
                                                                104,944
                                                         --------------
CONSUMER CYCLICALS - 1.55%
  Amgen (6.500% due 12/01/07)                    50,000          53,708
  Ford Motor Credit Corp. (6.375% due
     02/01/29)                                  154,000         125,449
                                                         --------------
                                                                179,157
                                                         --------------
CONSUMER NON-DURABLE - .67%
  Campbell Soup Co. (5.500% due
     03/15/07)                                   75,000          77,022
                                                         --------------
MANUFACTURING - 3.34%
  Champion International Corp.(7.200%
     due 11/01/26)                              138,000         147,396
  Rohm & Haas Co.(6.950% due 07/15/04)          154,000         163,444
  Weyerhauser Co. (5.950% due 11/01/08)          75,000          75,791
                                                         --------------
                                                                386,631
                                                         --------------
TELECOMMUNICATION - 2.35%
  Citizen Communications (9.250% due
     05/15/11)                                  200,000         189,871
  Public Services Inc. (6.625% due
     02/15/11)                                   50,000          52,692
  Worldcom Inc.(7.500% due 05/15/11)            200,000          30,000
                                                         --------------
                                                                272,563
                                                         --------------
    Total Corporate Bonds
       (cost $1,540,931)                                      1,392,299
                                                         --------------

SHORT-TERM INVESTMENTS(3) - 2.58%
VARIABLE RATE DEMAND NOTES(1) - 2.15%
  First American Treas (1.063% due
     12/31/31)                                  248,329         248,329
                                                         --------------
U.S. TREASURY BILL - .43%
  U.S. Treasury Note
  (1.700% due 09/19/02)                          50,000          49,814
                                                         --------------
    Total Short-Term Investments
       (cost $298,143)                                          298,143
                                                         --------------
TOTAL INVESTMENTS - 99.12%
   (cost $13,133,667)(2)                                     11,475,097
                                                         --------------
OTHER ASSETS AND LIABILITIES - .88%                             101,638
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   11,576,735
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2002.
(2) For federal income tax purposes, cost is $13,158,115 and gross unrealized appreciation and depreciation of securities as of June 30, 2002 was $655,632 and ($2,338,650), respectively.
(3) Securities and other current assets with an aggregate value of $495,050 have been segregated with the custodian to cover margin requirements for the open futures contracts as of June 30, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Standard & Poor's 500 Index (09/02)           2         $(9,750)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NASDAQ-100 INDEX PORTFOLIO                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002

(UNAUDITED)

                                                 SHARES           VALUE

                                                      -----------------
COMMON STOCKS - 89.04%
BASIC INDUSTRIES - .43%
  Smurfit - Stone Container Corporation*          2,793  $       43,068
                                                         --------------
CAPITAL GOODS - 2.71%
  Maxim Integrated Products, Inc.*                5,272         202,075
  PACCAR Inc.                                     1,507          66,896
                                                         --------------
                                                                268,971
                                                         --------------
CONSUMER NON-DURABLES - 1.18%
  Cintas Corporation                              2,373         117,297
                                                         --------------
CONSUMER SERVICES - 12.86%
  Amazon.com, Inc.*                               2,876          46,735
  Apollo Group, Inc.*                             2,028          79,944
  Bed Bath & Beyond Inc.*                         4,544         171,491
  CDW Computer Centers, Inc.*                     1,035          48,448
  Charter Communications, Inc.*                   3,563          14,537
  Comcast Corporation*                            5,230         124,683
  Costco Wholesale Corporation*                   2,775         107,171
  Dollar Tree Stores, Inc.*                       1,270          50,051
  eBay Inc.*                                      2,391         147,333
  Gemstar-TV Guide International Inc.*            5,059          27,268
  PanAmSat Corporation*                           2,360          53,336
  Staples, Inc.*                                  3,611          71,137
  Starbucks Corporation*                          6,176         153,473
  TMP Worldwide Inc.*                             1,381          29,692
  USA Interactive*                                4,498         105,478
  Yahoo! Inc.*                                    3,190          47,084
                                                         --------------
                                                              1,277,861
                                                         --------------
HEALTH CARE - 12.61%
  Abgenix, Inc.*                                    957           9,379
  Amgen Inc.*                                     5,678         237,795
  Andrx Group*                                      805          21,711
  Biogen, Inc.*                                   2,119          87,790
  Biomet, Inc.                                    4,228         114,663
  Cephalon, Inc.*                                   540          24,408
  Chiron Corporation*                             3,091         109,267
  Cytyc Corporation*                              1,429          10,889
  Express Scripts, Inc.*                            825          41,341
  Genzyme General*                                3,099          59,625
  Gilead Sciences, Inc.*                          2,204          72,468
  Human Genome Sciences, Inc.*                    1,485          19,899
  ICOS Corporation*                                 611          10,363
  IDEC Pharmaceuticals Corporation*               1,933          68,525
  ImClone Systems Incorporated*                     872           7,582
  Immunex Corporation*                            8,710         194,579
  Invitrogen Corporation*                           580          18,566
  MedImmune, Inc.*                                3,098          81,787
  Millennium Pharmaceuticals, Inc.*               3,546          43,084
  Protein Design Labs, Inc.*                        988          10,730
  Sepracor Inc.*                                    916           8,748
                                                         --------------
                                                              1,253,199
                                                         --------------
PUBLIC UTILITIES - .40%
  Nextel Communications, Inc.*                   11,442          36,729
  WorldCom, Inc.*                                12,402           2,852
                                                         --------------
                                                                 39,581
                                                         --------------
                                                 SHARES           VALUE

                                                      -----------------
TECHNOLOGY - 58.85%
  ADC Telecommunications, Inc.*                  11,503  $       26,342
  Adobe Systems Incorporated                      2,706          77,121
  Altera Corporation*                             6,298          85,653
  Apple Computer, Inc.*                           5,700         101,004
  Applied Materials, Inc.*                        9,828         186,929
  Applied Micro Circuits Corporation*             4,032          19,071
  Atmel Corporation*                              4,072          25,491
  BEA Systems, Inc.*                              4,292          40,817
  Broadcom Corporation*                           1,973          34,606
  Brocade Communications Systems, Inc.*           2,713          47,423
  Check Point Software Technologies
     Ltd.*                                        2,771          37,575
  CIENA Corporation*                              4,528          18,972
  Cisco Systems, Inc.*                           30,202         421,318
  Citrix Systems, Inc.*                           2,599          15,698
  Compuware Corporation*                          2,672          16,219
  Comverse Technology, Inc.*                      2,244          20,779
  Concord EFS, Inc.*                              6,626         199,708
  Conexant Systems, Inc.*                         3,282           5,317
  Dell Computer Corporation*                     11,032         288,376
  EchoStar Communications Corporation*            2,900          53,824
  Electronic Arts Inc.*                           1,612         106,473
  LM Ericsson Telephone Company*                 10,471          15,078
  Fiserv, Inc.*                                   2,730         100,218
  Flextronics International Ltd.*                 6,479          46,195
  i2 Technologies, Inc.*                          5,276           7,808
  Integrated Device Technology, Inc.*             1,154          20,934
  Intel Corporation                              27,050         494,204
  Intuit Inc.*                                    3,113         154,778
  JDS Uniphase Corp*                             16,648          44,450
  Juniper Networks, Inc.*                         2,474          13,978
  KLA-Tencor Corporation*                         2,617         115,122
  Linear Technology Corporation                   4,927         154,856
  Mercury Interactive Corporation*                1,026          23,557
  Microchip Technology Incorporated*              1,935          53,077
  Microsoft Corporation*                         21,596       1,181,301
  Molex Incorporated                              1,137          38,124
  Network Appliance, Inc.*                        4,037          50,220
  Novellus Systems, Inc.*                         1,701          57,834
  NVIDIA Corporation*                             1,820          31,268
  Oracle Corporation*                            26,615         252,044
  Paychex, Inc.                                   4,143         129,634
  PeopleSoft, Inc.*                               4,986          74,192
  PMC -- Sierra, Inc.*                            2,128          19,727
  QLogic Corporation*                             1,101          41,948
  QUALCOMM Incorporated*                         10,740         295,243
  Rational Software Corporation*                  2,369          19,449
  RF Micro Devices, Inc.*                         2,209          16,833
  Sanmina-SCI Corporation*                        6,487          40,933
  Siebel Systems, Inc.*                           6,310          89,728
  Skyworks Solutions Inc.*                            1               5
  Sun Microsystems, Inc.*                        16,427          82,299
  Symantec Corporation*                           1,672          54,925
  Synopsys, Inc.*                                   805          44,122
  Tellabs, Inc.*                                  2,724          16,889
  VeriSign, Inc.*                                 2,558          18,392
  VERITAS Software Corporation*                   4,770          94,398
  Vitesse Semiconductor Corporation*              2,534           7,881
  Xilinx, Inc.*                                   5,162         115,786
                                                         --------------
                                                              5,846,146
                                                         --------------
    Total Common Stocks (cost
       $17,744,154)                                           8,846,123
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                         NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
UNIT INVESTMENT TRUST - 2.99%
  Nasdaq 100 Shares*                             11,404  $      297,302
                                                         --------------
    Total Unit Investment Trust
       (cost $325,639)                                          297,302
                                                         --------------

                                              PRINCIPAL           VALUE

                                                      -----------------
SHORT-TERM INVESTMENTS(3) - 7.43%
VARIABLE RATE DEMAND NOTES(1) - 4.42%
  American Family (1.462% due 12/31/31)   $     327,703  $      327,703
  Firstar Bank (1.590% due 12/31/31)            111,736         111,736
                                                         --------------
                                                                439,439
                                                         --------------
                                              PRINCIPAL           VALUE

                                                      -----------------
U.S. TREASURY BILL - 3.01%
  U.S. Treasury Bill (4.825% due
     08/16/01)                            $     300,000  $      298,883
                                                         --------------
    Total Short-Term Investments
       (cost $738,322)                                          738,322
                                                         --------------
TOTAL INVESTMENTS - 99.46%
   (cost $18,808,115)(2)                                      9,881,747
                                                         --------------
OTHER ASSETS AND LIABILITIES - .54%                              53,323
                                                         --------------
TOTAL NET ASSETS - 100%                                  $    9,935,070
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2002.
(2) For federal income tax purposes, cost is $18,823,628 and gross unrealized appreciation and depreciation of securities as of June 30, 2002 was $366,923 and ($9,308,804), respectively.
(3) Securities and other current assets with an aggregate value of $737,800 have been segregated with the custodian to cover margin requirements for the open futures contracts as of June 30, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (09/02)                      7         $(54,280)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002

(UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 98.77%
BASIC MATERIALS - 4.07%
  A. Schulman Inc.                                  836  $       17,931
  Airgas Inc.*                                    1,253          21,677
  AMCOL International Corp.                         431           2,952
  Arch Chemicals Inc.                               436          10,769
  Bethlehem Stell Corporation*                    2,723             572
  Brush Engineered Materials Inc.*                  362           4,489
  Buckeye Technologies Inc.*                        524           5,135
  Cabot Microelectronics Corp.*                     492          21,235
  Caraustar Industries Inc.                         573           7,151
  Carpenter Technology Corp.                        417          12,014
  Century Aluminum Co.                              257           3,827
  ChemFirst Inc.                                    238           6,819
  Cleveland-Cliffs Inc.                             193           5,327
  Crompton Corporation                            2,468          31,467
  Cytec Industries Inc.*                            862          27,101
  Deltic Timber Corp.                               215           7,413
  Ferro Corp.                                       705          21,256
  FMC Corp.*                                        590          17,800
  Georgia Gulf Corp.                                597          15,785
  Gibraltar Steel Corp.                             184           4,083
  Glatfelter                                        214           4,023
  Great Lakes Chemical Corp.                        813          21,536
  H.B. Fuller Co.                                   616          18,043
  Hecla Mining Co.*                               1,626           7,626
  International Specialty Products Inc.*            230           1,771
  Kaiser Aluminum Corp*                             622              62
  Liquidmetal Technologies*                         109           1,264
  Longview Fibre Co.                              1,111          10,466
  Louisiana-Pacific Corp.                         2,274          24,082
  MacDermid Inc.                                    563          12,105
  Material Sciences Corp.*                          222           3,112
  Millennium Chemicals Inc.                       1,368          19,220
  Minerals Technologies Inc.                        444          21,898
  NL Industries Inc.                                185           2,821
  Octel Corp.*                                      214           5,425
  Olin Corp.                                      1,019          22,571
  Omnova Solutions Inc.*                            861           7,232
  Oregon Steel Mills Inc.*                          561           3,366
  Penford Corp.                                     166           3,005
  PolyOne Corp.                                   1,711          19,249
  Pope & Talbot Inc.                                340           6,368
  Potlatch Corp.                                    617          20,990
  Quaker Chemical Corp.                             168           4,116
  Reliance Steel & Aluminum Co.                     515          15,708
  Roanoke Electric Steel Corp.                      213           3,289
  Rock-Tenn Co.                                     245           4,496
  Royal Gold Inc.                                   272           3,716
  RTI International Metals Inc.*                    452           5,492
  Ryerson Tull Inc.                                 485           5,641
  Schnitzer Steel Industries Inc.                    89           1,986
  Schweitzer-Mauduit International Inc.             324           7,970
  Solutia Inc.                                    2,278          15,992
  Southern Peru Copper Corp.                        306           4,587
  Spartech Corp.                                    320           8,714
  Steel Dynamics Inc.*                              693          11,414
  Stepan Co.                                        138           3,900
  Stillwater Mining Co.*                            937          15,254
  Symyx Technologies Inc.*                          498           6,932
  Terra Industries Inc.*                            846           1,760
                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 4.07% (CONTINUED)
  Tremont Corp.                                      28  $          834
  USEC Inc.                                       1,766          15,539
  Valhi Inc.                                        457           5,297
  W.R. Grace & CO.*                               1,424           4,272
  Wausau-Mosinee Paper Corp.                        788           9,495
  Wellman Inc.                                      693          11,608
                                                         --------------
                                                                649,050
                                                         --------------
COMMUNICATIONS - 7.87%
  1-800 Contacts Inc.*                              115           1,552
  1-800-FLOWERS.COM Inc.*                           269           3,002
  4 Kids Entertainment Inc.*                        207           4,285
  ACME Communications Inc.*                         201           1,650
  Acterna Corp.*                                    581           3,097
  Adelphia Business Solutions Inc.*                 584               6
  Adtran Inc.*                                      440           8,360
  Advo Inc.*                                        410          15,609
  Aeroflex Inc.*                                  1,305           9,070
  Aether Systems Inc.*                              785           2,316
  Agile Software Corp.*                             820           5,961
  AirGate PCS Inc.*                                 532             532
  Akamai Technologies Inc.*                       2,139           2,781
  Alamosa Holdings Inc.*                          1,602           2,259
  Alaska Communications Systems Group
     Inc.*                                          135             641
  Allegiance Telecom Inc.*                        2,243           4,105
  Allen Telecom Inc.*                               598           2,571
  Alloy Inc.*                                       678           9,790
  American Tower Corp.*                           3,512          12,116
  AmeriTrade Holding Corp.*                       1,999           9,995
  Anaren Microwave Inc.*                            488           4,216
  Anixter International Inc.*                       679          15,957
  answerthink Inc.*                               1,019           3,862
  APAC Customer Services Inc.*                      561           3,310
  Ariba Inc.*                                     5,744          18,323
  Arris Group Inc.*                               1,422           6,371
  Asiainfo Holdings Inc.*                           629           8,334
  Aspect Communications Corp.*                    1,142           3,654
  At Road Inc.*                                     456           2,814
  Audiovox Corp.*                                   364           2,894
  Avanex Corp.*                                   1,272           2,468
  Avenue A Inc.*                                    754             995
  Avocent Corp.*                                    903          14,376
  Beasley Broadcast Group Inc.*                     127           1,873
  Black Box Corp.*                                  440          17,921
  Boston Communications Group Inc.*                 279           2,243
  Broadwing Inc.*                                 4,163          10,824
  Cable Design Technologies Corp.*                  964           9,881
  Cadence Design Systems*                            78           1,257
  C-COR.net Corp.*                                  684           4,788
  Centennial Communications Corp.*                  218             532
  Centillium Communications Inc.*                   603           5,258
  Chordiant Software Inc.*                          776           1,513
  ClearOne Communications Inc.*                     159           2,342
  CNET Networks Inc.*                             2,698           5,369
  Commonwealth Telephone Enterprises
     Inc.*                                          236           9,497
  CommScope Inc.*                                 1,121          14,013
  Computer Network Technology Corp.*                624           3,825
  Courier Corp.                                      80           3,197
  Cross Media Marketing Corp.*                      182           1,711
  Crown Castle International Corp.*               4,447          17,477
  Crown Media Holdings Inc.*                        544           4,292
  CT Communications Inc.                            365           5,913
  Dick Clark Productions Inc.*                       44             634

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.87% (CONTINUED)
  Digital Insight Corp.*                            614  $       10,100
  Digital River Inc.*                               582           5,349
  Digitas Inc.*                                     203             923
  DMC Stratex Networks Inc.*                      1,792           3,602
  Dobson Communications Corp.*                      460             396
  DoubleClick Inc.*                               2,578          19,129
  drugstore.com inc.*                               566             640
  E.piphany Inc.*                                 1,362           5,979
  EarthLink Inc.*                                 2,718          21,717
  EMS Technologies Inc.*                            228           4,717
  Enterasys Networks Inc.*                        3,511           6,250
  Entrust Inc.*                                   1,042           2,834
  eResearch Technology Inc.*                        117           2,962
  eSpeed Inc.*                                      489           5,335
  eUniverse Inc.*                                   260           1,599
  Extreme Networks Inc.*                          2,238          21,865
  F5 Networks Inc.*                                 482           4,714
  Finisar Corp.*                                  2,892           6,854
  Fisher Communications Inc.                        107           6,283
  Foundry Networks Inc.*                          1,870          13,146
  FreeMarkets Inc.*                                 853          12,053
  Frontline Capital Group*                          385               3
  FTD.COM Inc*                                       47             605
  General Communications Inc.*                      899           5,996
  Golden Telecom Inc.*                              258           4,541
  Gray Communications Systems Inc.                  193           3,493
  Grey Global Group Inc.                             16          11,040
  GSI Commerce Inc.*                                406           3,025
  Harmonic Inc.*                                  1,295           4,738
  Harris Interactive Inc.*                          804           2,709
  Hickory Tech Corp.                                304           4,560
  Hollinger International Inc.                    1,127          13,524
  Homestore Inc.*                                 1,682           2,422
  Hypercom Corp.*                                   735           3,528
  I-many Inc.*                                      877           2,411
  IMPSAT Fiber Networks Inc.*                       326               7
  Inet Technologies Inc.*                           255           1,721
  Infonet Services Corp.*                         1,364           2,401
  Information Holdings Inc.*                        222           5,417
  Inktomi Corp.*                                  3,160           2,781
  INRANGE Technologies Corp.*                       189           1,302
  Insight Communications Co. Inc.*                  898          10,534
  InterDigital Communications Corp.*              1,182          10,697
  Interland, Inc.*                                2,661           9,260
  Internet Security Systems Inc.*                   827          10,850
  Interwoven Inc.*                                2,305           7,030
  Intrado Inc.*                                     331           6,408
  ITXC Corp.*                                       413           2,152
  Ixia*                                             467           2,718
  j2 Global Communications Inc.*                    109           1,791
  Journal Register Co.                              592          11,899
  Keynote Systems Inc.*                             523           3,828
  LendingTree Inc.*                                 143             751
  Liberate Technologies*                          2,323           6,130
  Liberty Corp.                                     366          14,585
  Lightbridge Inc.*                                 614           5,188
  LodgeNet Entertainment Corp.*                     239           3,441
  LookSmart Ltd.*                                 1,486           2,913
  Macromedia Inc.*                                1,280          11,354
  Martha Stewart Living Omnimedia Inc.*             217           2,489
  MasTec Inc.*                                      437           3,216
  MatrixOne Inc.*                                 1,021           6,136
  McAfee.com Corp.*                                 257           3,762
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.87% (CONTINUED)
  Mediacom Communications Corp.*                  1,166  $        9,083
  Metro One Telecommunications Inc.*                403           5,626
  Micro General Corp.*                              240           4,006
  MRV Communications Inc.*                        1,970           3,014
  Neoforma Inc.*                                    163           2,117
  NEON Communications Inc.*                         157               6
  Net.Bank Inc.*                                  1,063          12,384
  Net2Phone Inc.*                                   385           1,644
  Netegrity Inc.*                                   583           3,591
  Netflix Inc.*                                     120           1,679
  NetRatings Inc.*                                  166           1,519
  Netro Corp.*                                      836           1,906
  New Focus Inc.*                                 1,447           4,298
  Newport Corporation*                              824          12,904
  Next Level Communications Inc.*                   360             364
  NextCard Inc.*                                    675              11
  Nextel Partners Inc.*                           1,470           4,425
  NIC Inc.*                                         523             774
  North Pittsburgh Systems Inc.                     326           5,245
  Openwave Systems Inc.*                          3,783          21,223
  Oplink Communications Inc.*                     2,233           1,630
  Optical Communications Products Inc.*             325             397
  Overstock.com Inc.*                                65             913
  Overture Services Inc.*                         1,109          27,703
  Paradyne Networks Inc.*                           597           2,364
  Paxson Communications Corp.*                      669           3,680
  PC-Tel Inc.*                                      436           2,951
  Penton Media Inc.*                                324             697
  Plantronics Inc.*                                 821          15,607
  Playboy Enterprises Inc.*                         303           3,863
  Portal Software Inc.*                           2,595           1,946
  Powerwave Technologies Inc.*                    1,422          13,026
  Price Communications Corp.*                     1,048          16,768
  priceline.com Inc.*                             2,751           7,675
  PRIMEDIA Inc.*                                  2,839           5,706
  Private Media Group Inc.*                         313             895
  ProQuest Co.                                      301          10,686
  Proxim Corp.*                                   2,591           7,770
  PTEK Holdings Inc.*                             1,026           5,930
  Pulitzer Inc.*                                    194          10,069
  QRS Corp.*                                        296           2,306
  Quovadx Inc.*                                     455           2,857
  R.H. Donnelley Corp.*                             595          16,642
  Raindance Communications Inc.*                    940           4,681
  RCN Corp.*                                      1,284           1,759
  Regent Communications Inc.*                       580           4,094
  Register.com Inc.*                                642           4,892
  Remec Inc.*                                       978           5,487
  Riverstone Networks Inc.*                       2,636           8,251
  RMH Teleservices Inc.*                            254           4,382
  RSA Security Inc.*                                981           4,719
  S1 Corp.*                                       1,540          11,381
  Safeguard Scientifics Inc.*                     2,597           5,194
  Saga Communications Inc.*                         324           7,290
  Salem Communications Corp.*                       190           4,725
  Sapient Corp.*                                  1,767           1,873
  Secure Computing Corp.*                           637           4,809
  SeeBeyond Technology Corp.*                     1,135           3,519
  Shenandoah Telecommunications Co.                  71           3,575
  Sinclair Broadcast Group Inc.*                    669           9,660
  Sirius Satellite Radio Inc.*                    1,500           5,654
  SITEL Corp.*                                    1,230           3,887
  SkillSoft Corp.*                                  211           1,656

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.87% (CONTINUED)
  Somera Communications Inc.*                       682  $        4,869
  SonicWALL Inc.*                                 1,111           5,577
  Sonus Networks Inc.*                            3,931           7,941
  Spanish Broadcasting System Inc.*                 785           7,850
  SpectraLink Corp.*                                365           3,884
  Spectrian Corp.*                                  249           2,582
  Stamps.com Inc.*                                  762           3,376
  Stratos Lightwave Inc.*                         1,583           2,533
  SureWest Communications                           289          15,355
  Sycamore Networks Inc.*                         3,458          13,348
  Talk America Holdings Inc.*                     1,497             734
  Tekelec*                                        1,009           8,102
  Tellium Inc.*                                   1,696           5,393
  Terayon Communication Systems Inc.*             1,414           1,881
  Thomas Nelson Inc.*                               174           1,476
  TIBCO Software Inc.*                            1,743           9,691
  Time Warner Telecom Inc.*                         926           1,556
  Tollgrade Communications Inc.*                    276           4,049
  Touch America Holdings Inc.*                    2,256           6,204
  Triton PCS Holdings Inc.*                         423           1,777
  TriZetto Group Inc.*                              657           5,617
  Turnstone Systems Inc.*                           764           3,308
  UbiquiTel Inc.*                                 1,275             880
  United Online Inc.*                               452           5,433
  US Unwired Inc.*                                1,935           5,418
  Value Line Inc.                                    30           1,234
  ValueClick Inc.*                                1,494           4,841
  ValueVision Media Inc.*                           438           7,950
  Verity Inc.*                                      480           5,323
  ViaSat Inc.*                                      401           3,380
  Vignette Corp.*                                 5,109           7,664
  Vitria Technology Inc.*                         1,613           1,548
  WatchGuard Technologies Inc.*                     572           2,940
  WebEx Communications, Inc.*                       503           7,998
  webMethods Inc.*                                  980           9,702
  Websense Inc.*                                    458          11,706
  Western Wireless Corp.*                         1,159           3,755
  World Wrestling Entertainment Inc.*               217           3,168
  WorldCom Inc.-MCI Group                             4               4
  XM Satellite Radio Holdings Inc.*               1,179           8,548
  XO Communications Inc.*                         5,369             107
  Young Broadcasting Inc.*                          302           5,370
                                                         --------------
                                                              1,254,895
                                                         --------------
CONSUMER CYCLICAL - 13.84%
  7-Eleven Inc.*                                    504           4,057
  A.C. Moore Arts & Crafts Inc.*                    132           6,250
  Action Performance Cos.*                          339          10,712
  Advanced Marketing Services Inc.                  305           5,582
  Aeropostale Inc.*                                 272           7,445
  AFC Enterprises Inc.*                             310           9,688
  Aftermarket Technology Corp.*                     165           3,168
  AirTran Holdings Inc.*                          1,370           7,330
  Alaska Air Group Inc.*                            524          13,676
  Alliance Gaming Corp.*                            920          11,242
  Ambassadors Group Inc.*                           121           1,738
  AMC Entertainment Inc.*                           571           8,108
  American Woodmark Corp.                           100           5,613
  Ameristar Casinos Inc.*                           225           6,539
  ANC Rental Corp.*                                 788             142
  Angelica Corp.                                    188           3,093
  AnnTaylor Stores Corp.*                           956          24,273
  Applica Inc.*                                     351           4,352
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 13.84% (CONTINUED)
  Arctic Cat Inc.                                   347  $        6,034
  Aremissoft Corp.*                                 367              95
  Argosy Gaming Co.*                                541          15,364
  Asbury Automotive Group Inc.*                     167           2,660
  Atlantic Coast Airlines Holdings Inc.*            883          19,161
  Aviall Inc.*                                      405           5,670
  Aztar Corp.*                                      744          15,475
  Bally Total Fitness Holding Corp.*                671          12,554
  Bandag Inc.                                       245           6,938
  Bassett Furniture Industries Inc.                 219           4,270
  Beazer Homes USA Inc.*                            259          20,720
  bebe Stores Inc.*                                  95           1,928
  Bell Microproducts Inc.*                          378           3,043
  Benihana Inc.*                                     89           1,784
  Blair Corp.                                       174           4,451
  Bob Evans Farms Inc.                              760          23,925
  Boca Resorts Inc.*                                620           8,215
  Bombay Co.*                                       719           3,228
  Boyd Gaming Corp.*                                675           9,720
  Boyds Collection Ltd.*                            386           2,428
  Brookstone Inc.*                                  184           3,264
  Brown Shoe Co. Inc.                               382          10,734
  BUCA Inc.*                                        330           6,287
  Buckle Inc.*                                      153           3,771
  Building Materials Holding Corp.*                 265           3,808
  Burlington Coat Factory Warehouse
     Corp.                                          389           8,266
  Bush Industries Inc.                              184           2,208
  Cache Inc.*                                        56             764
  California Pizza Kitchen Inc.*                    308           7,638
  Carmike Cinemas Inc.*                              48           1,207
  Casey's General Stores Inc.                       846          10,186
  Cash America International Inc.                   477           4,388
  Cato Corp.                                        317           7,069
  Champion Enterprises Inc.*                      1,059           5,952
  Championship Auto Racing Teams Inc.*              234           2,305
  Champps Entertainment Inc.*                       180           2,198
  Charlotte Russe Holding Inc.*                     163           3,640
  Charming Shoppes Inc.*                          2,335          20,174
  Checkers Drive-In Restaurants Inc.*               161           1,913
  Cherokee Inc.*                                    103           2,139
  Chicago Pizza & Brewery Inc.*                     229           2,285
  Children's Place Retail Stores Inc.*              249           6,599
  Choice Hotels International Inc.*                 486           9,725
  Christopher & Banks Corp.*                        510          21,573
  Churchill Downs Inc.                              131           5,283
  CKE Restaurants Inc.*                           1,105          12,575
  Claire's Stores Inc.                              920          21,068
  Coachmen Industries Inc.                          313           4,539
  Coldwater Creek Inc.*                             103           2,513
  Cole National Corp.*                              212           4,028
  Collins & Aikman Corp.*                         2,263           5,738
  CompX International Inc.                           80           1,060
  Cost Plus Inc.*                                   420          12,793
  CSK Auto Corp.*                                   458           6,385
  Culp Inc.*                                        131           2,110
  Daisytek International Corp.*                     385           6,530
  Dave & Buster's Inc.*                             239           2,901
  Deb Shops Inc.                                     91           3,074
  dELiA*s Corp.*                                    704           3,590
  Department 56 Inc.*                               240           3,907
  DHB Industries Inc.*                              291           2,095
  Dominion Homes Inc.*                               45             910
  Donnelly Corp.                                     64           1,174

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 13.84% (CONTINUED)
  Dover Downs Gaming & Entertainment
     Inc.                                           217  $        2,778
  Dover Motorsports Inc.                            339           1,932
  Dress Barn Inc.*                                  605           9,359
  Duane Reade Inc.*                                 471          16,038
  Dura Automotive Systems Inc.*                     321           6,661
  Electronics Boutique Holdings Corp.*              219           6,417
  Escalade Inc.*                                     78           1,784
  Exide Corp.*                                      534             363
  ExpressJet Holdings Inc.*                         653           8,522
  F A O Inc.*                                       362           2,878
  Factory 2-U Stores Inc.*                          281           3,892
  Federal-Mogul Corp.*                            1,289             906
  Finish Line Inc.*                                 409           7,329
  Finlay Enterprises Inc.*                          116           1,911
  Fleetwood Enterprises Inc.                        760           6,612
  Footstar Inc.*                                    437          10,693
  Fred's Inc.                                       470          17,287
  Friedman's Inc.                                   360           4,680
  Frontier Airlines Inc.*                           642           5,219
  G&K Services Inc.                                 424          14,518
  Galyan's Trading Co. Inc.*                        226           5,160
  Garan Inc.                                         75           4,339
  Gart Sports Co.*                                  137           3,903
  Gaylord Entertainment Co.*                        479          10,562
  Genesco Inc.*                                     437          10,641
  Goody's Family Clothing Inc.*                     344           3,966
  Group 1 Automotive Inc.*                          407          15,527
  Guess? Inc.*                                      163           1,174
  Guitar Center Inc.*                               296           5,491
  Gymboree Corp.*                                   520           8,330
  Hancock Fabrics Inc.                              368           6,837
  Handleman Co.*                                    539           7,816
  Haverty Furniture Cos. Inc.                       332           6,557
  Hayes Lemmerz International Inc.*                 331              56
  Hibbett Sporting Goods Inc.*                      152           3,861
  Hollywood Casino Corp.*                           225           2,430
  Hollywood Entertainment Corp.*                  1,147          23,720
  Hot Topic Inc.*                                   686          18,323
  Hovnanian Enterprises Inc.*                       326          11,697
  Hughes Supply Inc.                                519          23,303
  IHOP Corp.*                                       429          12,634
  IMPCO Technologies Inc.*                          211           2,764
  Insight Enterprises Inc.*                         891          22,444
  Interface Inc.                                    948           7,622
  Intertan Inc.*                                    508           5,664
  Isle of Capris Casinos Inc.*                      345           6,986
  J. Jill Group Inc.*                               392          14,876
  Jack in the Box Inc.*                             802          25,504
  JAKKS Pacific Inc.*                               501           8,873
  Johnson Outdoors Inc.*                             80           1,346
  K2 Inc.*                                          390           3,998
  Kellwood Co.                                      499          16,218
  Kenneth Cole Productions Inc.*                    154           4,366
  Keystone Automotive Industries Inc.*              223           1,436
  Kimball International Inc.                        736          12,063
  Kmart Corp.*                                   10,838          11,163
  K-Swiss Inc.                                      256           6,651
  La Quinta Corp.*                                2,990          21,678
  Landry's Restaurants Inc.                         476          12,143
  Libbey Inc.                                       334          11,389
  Liberty Livewire Corp.*                           105             309
  Linens 'N Things Inc.*                            727          23,853
  Lithia Motors Inc.*                               236           6,353
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 13.84% (CONTINUED)
  Lone Star Steakhouse & Saloon Inc.                415  $        9,790
  Longs Drug Stores Corp.                           670          18,954
  Luby's Inc.*                                      488           3,211
  M.D.C. Holdings Inc.                              421          21,892
  M/I Schottenstein Homes Inc.                      262           9,872
  Macrovision Corporation*                          929          12,179
  Magna Entertainment Corp.*                        962           6,724
  Marcus Corp.                                      428           7,126
  Marine Products Corp.                             143             608
  MarineMax Inc.*                                   159           2,059
  Marvel Enterprises Inc.*                          370           2,028
  Maxwell Shoe Co.*                                 298           4,723
  Men's Wearhouse Inc.*                             669          17,060
  Meritage Corp.*                                   166           7,578
  Mesa Air Group Inc.*                              670           6,164
  Mesaba Holdings Inc.*                             208           1,221
  Midwest Express Holdings Inc.*                    254           3,353
  Mobile Mini Inc.*                                 269           4,600
  Modine Manufacturing Co.                          616          15,141
  Modtech Holdings Inc.*                            193           2,430
  Monaco Coach Corp.*                               519          11,055
  Monarch Casino & Resort Inc.*                      70             980
  Mossimo Inc.*                                     106             951
  Mothers Work Inc.*                                 44           1,729
  Movado Group Inc.                                 178           4,477
  Movie Gallery Inc.*                               376           7,941
  MSC Industrial Direct Co.*                        606          11,817
  MTR Gaming Group Inc.*                            457           7,632
  Multimedia Games Inc.*                            223           4,864
  National Presto Industries Inc.                   102           3,264
  Nautica Enterprises Inc.*                         546           7,093
  Nautilus Group Inc.*                              650          19,890
  Navigant International Inc.*                      263           4,069
  Nu Skin Enterprises Inc.                          961          13,983
  O'Charley's Inc.*                                 344           8,703
  OfficeMax Inc.*                                 2,504          14,749
  Oneida Ltd.                                       314           6,013
  Oshkosh B'Gosh Inc.                               223           9,698
  Oshkosh Truck Corp.                               326          19,270
  Owens & Minor Inc.                                741          14,642
  Oxford Industries Inc.                            132           3,696
  P.F. Chang's China Bistro Inc.*                   351          11,028
  Pacific Sunwear of California Inc.*               655          14,521
  Palm Harbor Homes Inc.*                           375           7,447
  Panera Bread Co.*                                 499          17,201
  Papa John's International Inc.*                   294           9,817
  ParkerVision Inc.*                                185           3,548
  Party City Corp.*                                 128             128
  Payless Shoesource Inc.*                          489          28,191
  PC Connection Inc.*                               143             586
  Pegasus Solutions Inc.*                           539           9,433
  Penn National Gaming Inc.*                        660          11,979
  Pep Boys-Manny Moe & Jack                       1,044          17,591
  Phillips-Van Heusen Corp.                         501           7,816
  Pinnacle Entertainment Inc.*                      523           5,559
  PriceSmart Inc.*                                   82           3,161
  Prime Hospitality Corp.*                          980          12,730
  Quaker Fabric Corp.*                              254           3,937
  Quiksilver Inc.*                                  423          10,490
  Racing Champions Ertl Corp.*                      184           3,398
  Rare Hospitality International Inc.*              429          11,549
  Raytech Corp.*                                    904           8,181
  Regis Corp.                                       941          25,425

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 13.84% (CONTINUED)
  Restoration Hardware Inc.*                        388  $        3,434
  Rex Stores Corp.*                                 183           2,527
  Russell Corp.                                     526          10,126
  Ryan's Family Steak Houses Inc.*                  963          12,721
  Salton Inc.*                                      141           2,023
  ScanSource Inc.*                                  105           6,448
  School Specialty Inc.*                            321           8,526
  Scientific Games Corp.*                           733           5,820
  SCP Pool Corp.*                                   444          12,325
  Sharper Image Corp.*                              154           3,103
  Shoe Carnival Inc.*                               156           3,329
  Shopko Stores Inc.*                               625          12,625
  Shuffle Master Inc.*                              387           7,109
  Skechers USA Inc.*                                336           7,261
  Skyline Corp.                                     134           4,422
  Smart & Final Inc.*                               257           2,005
  Sonic Corp.*                                      790          24,814
  Spartan Motors Inc.                               196             441
  Speedway Motorsports Inc.*                        296           7,527
  Spiegel Inc.*                                     313             228
  Sports Authority Inc.*                            711           6,292
  Sports Resorts International Inc.*                530           2,862
  Stage Stores Inc.*                                434          15,077
  Standard Motor Products Inc.                      150           2,543
  Standard Pacific Corp.                            699          24,521
  Stanley Furniture Co.*                            112           2,996
  Station Casinos Inc.*                             749          13,370
  Steak N Shake Co.*                                493           7,715
  Stein Mart Inc.*                                  475           5,638
  Steinway Musical Instruments Inc.*                 90           1,926
  Steven Madden Ltd.*                               200           3,966
  Strattec Security Corp.*                           77           2,560
  Stride Rite Corp.                                 864           6,912
  Superior Industries International Inc.            463          21,414
  TBC Corp.*                                        368           5,844
  Technical Olympic USA Inc.*                        21             333
  Tenneco Automotive Inc.*                          821           5,419
  Thor Industries Inc.                              166          11,829
  Too Inc.*                                         737          22,700
  Topps Co.*                                        807           8,118
  Toro Co.                                          268          15,233
  Tower Automotive Inc.*                          1,338          18,665
  Tractor Supply Co.*                               148          10,507
  Trans World Entertainment Corp.*                  362           2,110
  Triarc Cos.*                                      289           7,976
  Tropical Sportswear International
     Corp.*                                          81           1,797
  Tuesday Morning Corp.*                            180           3,341
  Tweeter Home Entertainment Group Inc.*            420           6,863
  UAL Corp.*                                      1,213          13,877
  Ultimate Electronics Inc.*                        239           6,192
  Unifi Inc.*                                     1,088          11,859
  UniFirst Corp.                                    170           4,301
  United Auto Group Inc.*                           367           7,670
  United Stationers Inc.*                           652          19,821
  Universal Electronics Inc.*                       300           4,488
  Urban Outfitters Inc.*                            161           5,590
  US Airways Group Inc.*                          1,480           5,476
  Vail Resorts Inc.*                                183           3,129
  Vans Inc.*                                        400           3,248
  Virco Manufacturing Corp.                         105           1,562
  Wabash National Corp.                             502           5,020
  Watsco Inc.                                       371           6,771
  WCI Communities*                                  150           4,343
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 13.84% (CONTINUED)
  Wesco International Inc.*                         307  $        1,934
  West Marine Inc.*                                 225           2,871
  WestPoint Stevens Inc.*                           758           2,933
  Wet Seal Inc.*                                    608          14,774
  Whitehall Jewellers Inc.*                         243           5,042
  William Lyon Homes Inc.*                          108           2,813
  Wilsons The Leather Experts Inc.*                 290           4,060
  Winnebago Industries Inc.                         262          11,528
  WMS Industries Inc.*                              476           5,831
  Wolverine World Wide Inc.                         904          15,776
  World Fuel Services Corp.                         192           4,685
  Wyndham International Inc.*                     3,256           3,777
  Zomax Inc.*                                       639           2,492
                                                         --------------
                                                              2,208,991
                                                         --------------
CONSUMER NON-CYCLICAL - 19.92%
  aaiPharma Inc.*                                   242           5,440
  Aaron Rents Inc.                                  287           6,874
  Abgenix, Inc.*                                  1,698          16,640
  Abiomed Inc.*                                     271           2,298
  ABM Industries Inc.                               819          14,218
  Acacia Research Corp.*                            427           3,032
  Actrade Financial Technologies Ltd.*              149           1,553
  Administaff Inc.*                                 416           4,160
  Adolor Corp.*                                     678           7,634
  Advanced Neuromodulation Systems Inc.*            193           5,887
  Advanced Tissue Sciences Inc.*                  1,591           2,291
  Advisory Board Co.*                               101           2,673
  Aksys Ltd.*                                       554           3,823
  Alaris Medical Inc.*                              308           2,051
  Albany Molecular Research Inc.*                   450           9,513
  Alderwoods Group Inc.*                            868           6,579
  Alexion Pharmaceuticals Inc.*                     394           5,969
  Alico Inc.                                         74           2,175
  Align Technology Inc.*                            718           2,901
  Alkermes Inc.*                                  1,186          18,988
  Alliance Imaging Inc.*                            253           3,416
  Allos Therapeutics Inc.*                          499           3,034
  Alpharma Inc.                                     641          10,884
  American Healthways Inc.*                         232           4,130
  American Italian Pasta Co.*                       360          18,356
  American Medical Security Group Inc.*             134           3,209
  American Medical Systems Holdings
     Inc.*                                          424           8,505
  American Pharmaceutical Partners Inc.*            196           2,423
  AMERIGROUP Corp.*                                 209           5,702
  AmeriPath Inc.*                                   612          14,688
  Amsurg Inc.*                                      444          11,659
  Amylin Pharmaceuticals Inc.*                    1,332          14,572
  Antigenics Inc.*                                  477           4,698
  Aphton Corp.*                                     393           2,948
  Applied Molecular Evolution Inc.*                 334           1,931
  Apria Healthcare Group Inc.*                      887          19,869
  Arbitron Inc.*                                    638          19,906
  Arden Group Inc.*                                  29           1,740
  Arena Pharmaceuticals Inc.*                       423           3,553
  Ariad Pharmaceuticals Inc.*                       630           2,621
  ArQule Inc.*                                      461           3,112
  Array BioPharma Inc.*                             418           4,030
  Arrow International Inc.                          203           7,927
  ArthroCare Corp.*                                 475           6,109
  AtheroGenics Inc.*                                542           3,886
  Atrix Laboratories Inc.*                          444           9,879
  Aurora Foods Inc.*                                514             771

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.92%
(CONTINUED)
  Avigen Inc.*                                      437  $        4,112
  Banta Corp.                                       544          19,530
  Bentley Pharmaceuticals Inc.*                     263           3,051
  Beverly Enterprises Inc.*                       2,130          16,209
  BioMarin Pharmaceutical Inc.*                     788           4,113
  Biopure Corp.*                                    404           3,091
  Bio-Rad Laboratories Inc.*                        367          16,702
  BioReliance Corp.*                                 75           1,999
  Biosite Inc.*                                     249           7,009
  Bio-Technology General Corp.*                   1,271           7,639
  BLYTH Inc.                                        703          21,948
  Bone Care International Inc.*                     208           1,088
  Boston Beer Co.*                                  201           3,196
  Bowne & Co.                                       728          10,731
  Bradley Pharmaceuticals Inc.*                     180           2,394
  Bridgford Foods Corp.                              63             836
  Bright Horizons Family Solutions Inc.*            220           7,284
  BriteSmile Inc.*                                  262             621
  Bruker Daltonics Inc.*                            244             964
  Cadiz Inc.*                                       788           6,697
  Cambrex Corp.                                     488          19,569
  Cantel Medical Corp.*                             145           2,668
  Cardiac Science Inc.*                           1,192           4,422
  CardioDynamics International Corp.*               695           2,585
  CDI Corp.*                                        257           8,365
  Celera Genomics Group - Applera Corp.*          1,493          17,916
  Cell Genesys Inc.*                                715           9,645
  Cell Therapeutics Inc.*                           763           4,165
  Centene Corp.*                                    109           3,377
  Central Garden & Pet Co.*                         311           5,452
  Central Parking Corp.                             379           8,660
  Century Business Services Inc.*                 1,712           5,579
  Cepheid*                                          496           2,182
  Cerus Corp.*                                      293           9,927
  Charles River Associates Inc.*                    160           2,420
  Chattem Inc.*                                     113           3,560
  Chemed Corp.                                      213           8,028
  Chiquita Brands International Inc.*               781          13,988
  Cholestech Corp.*                                 255           2,690
  Cima Labs Inc.*                                   308           7,429
  Clarent Corp.*                                    626              38
  Clark/Bardes Inc.*                                308           7,035
  Closure Medical Corp.*                            115           1,610
  Cobalt Corp.*                                     204           4,651
  Coca-Cola Bottling Co. Consolidated                19             817
  Coinstar Inc.*                                    473          11,565
  Collateral Therapeutics Inc*                      167             783
  Columbia Laboratories Inc.*                       569           3,414
  Comdisco, Inc.*                                 2,230              58
  Conceptus Inc.*                                   288           4,749
  CONMED Corp.*                                     586          13,085
  Connetics Corp.*                                  666           8,604
  Consolidated Graphics Inc.*                       241           4,579
  Cooper Cos.                                       331          15,590
  Corinthian Colleges Inc.*                         823          27,891
  Corixa Corp.*                                     850           5,823
  Corn Products International Inc.                  733          22,811
  Cornell Cos. Inc.*                                285           3,377
  Corporate Executive Board Co.*                    804          27,537
  Corvel Corp.*                                     143           4,790
  CoStar Group Inc.*                                283           5,810
  Covance Inc.*                                   1,353          25,369
  CPI Corp.                                         154           3,001
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.92%
(CONTINUED)
  Cross Country Inc.*                               701  $       26,498
  CryoLife Inc.*                                    355           5,701
  CSS Industries Inc.*                               83           2,947
  Cubist Pharmaceuticals Inc.*                      588           5,533
  CuraGen Corp.*                                    931           5,130
  Curative Health Services Inc.*                    224           3,759
  CV Therapeutics Inc.*                             560          10,427
  Cyberonics Inc.*                                  472           6,192
  D&K Healthcare Resources Inc.                     279           9,838
  Datascope Corp.                                   259           7,159
  deCODE genetics Inc.*                             788           3,688
  Del Laboratories Inc.*                             86           2,150
  Del Monte Foods Co.*                              595           7,021
  Delta & Pine Land Co.                             798          16,040
  Deltagen Inc.*                                    148             363
  DiamondCluster International Inc.*                437           2,613
  DIANON Systems Inc.*                              184           9,829
  Digene Corp.*                                     255           2,999
  DIMON Inc.                                        896           6,200
  Discovery Partners International Inc.*            368           2,414
  Diversa Corp.*                                    523           5,204
  dj Orthopedics Inc.*                              159           1,431
  Dollar Thrifty Automotive Group Inc.*             531          13,753
  Durect Corp.*                                     536           4,288
  Dynacq International Inc.*                        117           1,649
  Electro Rent Corp.*                               304           3,949
  Elizabeth Arden Inc.*                             283           4,953
  Embrex Inc.*                                      157           3,284
  Endo Pharmaceuticals Holdings Inc.*               457           3,199
  Endocardial Solutions Inc.*                       299           2,269
  Endocare Inc.*                                    393           5,192
  Ennis Business Forms Inc.                         354           4,620
  Enzo Biochem Inc.*                                501           7,179
  Enzon Inc.*                                       934          22,986
  Eon Labs Inc.*                                    214           3,807
  EPIX Medical Inc.*                                272           2,870
  Esperion Therapeutics Inc.*                       636           3,453
  Euronet Worldwide Inc.*                           310           4,957
  EXACT Sciences Corp.*                             248           3,961
  Exelixis Inc.*                                    980           7,379
  Exult Inc.*                                     1,028           6,682
  Farmer Brothers Co.                                19           6,893
  First Consulting Group Inc.*                      394           3,388
  First Horizon Pharmaceutical Corp.*               484          10,014
  Fleming Cos.                                      834          15,137
  Flowers Foods Inc.*                               480          12,408
  Forrester Research Inc.*                          309           5,994
  Fossil Inc.*                                      436           8,964
  FTI Consulting Inc.*                              401          14,039
  Gaiam Inc.*                                       119           2,088
  Gartner Inc.*                                   1,798          18,160
  Gene Logic Inc.*                                  585           8,190
  Genencor International Inc.*                      210           2,056
  Genesis Health Ventures Inc.*                     608          12,215
  Genta Inc.*                                       841           6,972
  Gentiva Health Services Inc.*                     493           4,432
  Genzyme Biosurgery Division Tracking
     Stock*                                         816           3,696
  Geron Corp.*                                      537           2,459
  Great Atlantic & Pacific Tea Co.*                 363           6,784
  Green Mountain Coffee Inc.*                        68           1,442
  Guilford Pharmaceuticals Inc.*                    525           3,959
  Haemonetics Corp.*                                391          11,417
  Hain Celestial Group Inc.*                        511           9,454

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.92%
(CONTINUED)
  Hall Kinion & Associates Inc.*                    219  $        1,645
  Hanger Orthopedic Group Inc.*                     420           6,380
  Harvard Bioscience Inc.*                          381           2,130
  Healthcare Services Group Inc.*                   202           3,121
  HealthExtras Inc.*                                331           1,678
  HealthTronics Surgical Services Inc.*             172           3,008
  Heidrick & Struggles International
     Inc.*                                          393           7,848
  Herbalife International Inc.                      389           7,457
  Hologic Inc.*                                     419           6,063
  Hooper Holmes Inc.                              1,164           9,312
  Horizon Organic Holding Corp.*                    142           2,502
  ICT Group Inc.*                                    67           1,217
  ICU Medical Inc.*                                 229           7,076
  IDEXX Laboratories Inc.*                          692          17,847
  iDine Rewards Networks Inc.*                      304           3,496
  Igen International Inc.*                          328          10,332
  ILEX Oncology Inc.*                               706           9,948
  Illumina Inc.*                                    516           3,468
  ImClone Systems Incorporated*                   1,112           9,669
  Immucor Inc.*                                     136           3,192
  Immunogen Inc.*                                   873           2,348
  Immunomedics Inc.*                                889           4,632
  Impath Inc.*                                      383           6,875
  Impax Laboratories Inc.*                          567           4,247
  Inamed Corp.*                                     259           6,920
  INCYTE Genomics Inc*                            1,461          10,621
  Indevus Pharmaceuticals Inc.*                     822             954
  Ingles Markets Inc.                               216           2,739
  Inhale Therapeutic Systems Inc.*                1,200          11,916
  Insurance Auto Auctions Inc.*                     216           4,212
  Integra LifeSciences Holdings Corp.*              402           8,744
  Integrated Electrical Services Inc.*              661           4,131
  Inter Parfums Inc.*                                72             500
  InterMune Inc.*                                   542          11,436
  International Multifoods Corp.*                   343           8,918
  Interpore International*                          375           3,626
  Interstate Bakeries Corp.                         947          27,349
  Intuitive Surgical Inc.*                          654           5,539
  Invacare Corp.                                    572          21,164
  Inverness Medical Innovations Inc.*               145           2,929
  Isis Pharmaceuticals Inc.*                      1,014           9,643
  ITT Educational Services Inc.*                    923          20,121
  J&J Snack Foods Corp.*                            132           5,935
  J.M. Smucker Co.                                  966          32,970
  Jarden Corp.*                                     250           4,950
  Jo-Ann Stores Inc.*                               311           9,081
  John H. Harland Co.                               635          17,907
  Kelly Services Inc.                               368           9,940
  Kendle International Inc.*                        230           3,128
  Kensey Nash Corp.*                                157           2,543
  Kforce Inc.*                                      421           2,505
  Kindred Healthcare Inc.*                          246          10,940
  Korn/Ferry International*                         821           7,471
  KOS Pharmaceuticals Inc.*                         118           2,401
  Kosan Biosciences Inc.*                           373           3,249
  Kroll Inc.*                                       468           9,819
  KV Pharmaceutical Company*                        446          12,042
  Kyphon Inc.*                                      131           1,910
  La Jolla Pharmaceutical Co.*                      921           5,756
  LabOne Inc.*                                      115           2,989
  Labor Ready Inc.*                                 889           5,201
  Lance Inc.                                        527           7,684
  Landauer Inc.                                     177           6,873
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.92%
(CONTINUED)
  Lannett Co. Inc.*                                  81  $          826
  Learning Tree International Inc.*                 227           4,209
  Lexicon Genetics Inc.*                            728           3,559
  Lifecore Biomedical Inc.*                         217           2,461
  Lifeline Systems Inc.*                             87           2,292
  Ligand Pharmaceuticals Inc.*                    1,122          16,269
  Luminex Corporation*                              418           3,139
  Magellan Health Services Inc.*                    528             528
  Mail-Well Inc.*                                   618           3,214
  Martek Biosciences Corp.*                         433           9,058
  Matria Healthcare Inc.*                           134           1,101
  Maui Land & Pineapple Co. Inc.*                    64           1,293
  Maximus Inc.*                                     373          11,824
  Maxygen Inc.*                                     622           7,451
  McGrath RentCorp                                  199           5,158
  Medarex Inc.*                                   1,514          11,234
  MedCath Corp.*                                    138           2,360
  Med-Design Corp.*                                 185           2,394
  Medical Staffing Networks Holdings
     Inc.*                                          170           4,165
  Medicines Co.*                                    460           5,672
  MedQuist Inc.*                                    220           5,859
  MedSource Technologies Inc.*                      181           2,344
  MemberWorks Inc.*                                 201           3,725
  Mentor Corp.                                      428          15,711
  Meridian Medical Technologies Inc.*                73           2,635
  Merit Medical Systems Inc.*                       250           5,158
  MGI Pharma Inc.*                                  545           3,848
  Midas Inc.*                                       120           1,488
  MIM Corp.*                                        498           6,021
  Monro Muffler Brake Inc.*                         117           2,662
  Monterey Pasta Co.*                               305           2,876
  Morgan Group Holding Co.*                          45              23
  MPS Group Inc.*                                 2,040          17,340
  Myriad Genetics Inc.*                             517          10,516
  Nabi Biopharmaceuticals*                          840           4,510
  NaPro BioTherapeutics Inc.*                       555           3,641
  Nash Finch Co.                                    239           7,638
  Nastech Pharmaceutical Co.*                       172           2,826
  National Beverage Corp.*                           78           1,092
  National Healthcare Corp.*                        183           3,889
  Nature's Sunshine Products Inc.                   250           2,828
  Navigant Consulting Inc.*                         848           5,928
  NBTY Inc.*                                        889          13,762
  NCO Group Inc.*                                   406           8,843
  NeoPharm Inc.*                                    245           3,080
  Neose Technologies Inc.*                          238           2,594
  Neurocrine Biosciences Inc.*                      612          17,534
  Neurogen Corp.*                                   281           3,285
  New England Business Service Inc.                 251           6,310
  Noven Pharmaceuticals Inc.*                       451          11,501
  NPS Pharmaceuticals Inc.*                         561           8,595
  Oakley Inc.*                                      557           9,692
  Ocular Sciences Inc.*                             369           9,779
  Odyssey HealthCare Inc.*                          258           6,453
  On Assignment Inc.*                               459           8,170
  Onyx Pharmaceuticals Inc.*                        258           1,489
  Option Care Inc.*                                 277           3,806
  OraSure Technologies Inc.*                        570           3,705
  Orthologic Corp.*                                 694           3,838
  OSI Pharmaceuticals Inc.*                         789          18,952
  PacifiCare Health Systems Inc.*                   758          20,618
  Packaging Dynamic Corp.*                           63             441
  Pain Therapeutics Inc.*                           347           2,901

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.92%
(CONTINUED)
  PAREXEL International Corp.*                      514  $        7,150
  Pathmark Stores Inc.*                             654          12,302
  PDI Inc.*                                         178           2,757
  Pediatrix Medical Group Inc.*                     515          12,875
  Peet's Coffee and Tea Inc.*                       189           3,479
  Penn Traffic Co.*                                 232           2,320
  Penwest Pharmaceuticals Co.*                      301           5,870
  Peregrine Pharmaceuticals Inc.*                 2,076           2,429
  Perrigo Co.*                                    1,332          17,316
  Pharmaceutical Resources Inc.*                    392          10,890
  Pharmacopeia Inc.*                                509           4,336
  Pilgrim's Pride Corp.                             332           4,648
  Playtex Products Inc.*                            606           7,848
  Plexus Corp.*                                     911          16,489
  PolyMedica Corp.*                                 202           5,159
  Possis Medical Inc.*                              372           4,594
  Pozen Inc.*                                       490           2,538
  Praecis Pharmaceuticals Inc.*                   1,125           3,915
  Pre-Paid Legal Services Inc.*                     301           5,990
  PRG-Schultz International Inc.*                   775           9,540
  Prime Medical Services Inc.*                      274           3,184
  Princeton Review Inc.*                            350           3,199
  Priority Healthcare Corp.*                        523          12,291
  Progenics Pharmaceuticals Inc.*                   172           2,114
  Protection One Inc.*                              258             710
  Protein Design Labs, Inc.*                      1,930          20,960
  Province Healthcare Co.*                        1,039          23,232
  ProxyMed Inc.*                                    100           2,065
  PSS World Medical Inc.*                         1,549          12,547
  Q-MED Inc.*                                       167           1,283
  Quanta Services Inc.*                             696           6,870
  Quidel Corp.*                                     558           3,845
  Radiologix Inc.*                                  415           6,329
  Ralcorp Holdings Inc.*                            651          20,344
  Regeneron Pharmaceuticals Inc.*                   726          10,534
  RehabCare Group Inc.*                             378           9,083
  RemedyTemp Inc.*                                  119           2,166
  Rent-Way Inc.*                                    555           7,187
  Res-Care Inc.*                                    336           2,224
  ResMed Inc.*                                      661          19,433
  Resources Connection Inc.*                        414          11,174
  Respironics Inc.*                                 666          22,677
  Revlon Inc.*                                      186             921
  Rigel Pharmaceuticals Inc.*                       570           2,081
  Right Management Consultants Inc.*                238           6,259
  RITA Medical Systems Inc.*                        217           2,604
  Riviana Foods Inc.                                130           3,297
  Robert Mondavi Corp.*                             202           6,914
  Rollins Inc.                                      307           6,244
  Ruddick Corp.                                     681          11,550
  Russ Berrie & Co.                                 214           7,576
  Salix Pharmaceuticals Ltd.*                       387           5,906
  Sanderson Farms Inc.                              109           2,726
  Sangamo BioSciences Inc.*                         371           2,181
  SangStat Medical Corp.*                           573          13,168
  Scios Inc.*                                     1,006          30,794
  Seaboard Corp.                                      8           1,988
  Seattle Genetics Inc.*                            391           2,037
  Select Medical Corp.*                             382           5,982
  Seminis Inc.*                                     300             921
  Sensient Technologies Corp.                       947          21,554
  Sepracor Inc.*                                  1,504          14,363
  Sequenom Inc.*                                    816           2,880
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.92%
(CONTINUED)
  Serologicals Corp.*                               469  $        8,578
  Service Corp. International*                    6,388          30,854
  Sierra Health Services Inc.*                      528          11,801
  Sola International Inc.*                          473           5,440
  Sonic Innovations Inc.*                           236           1,522
  SonoSite Inc.*                                    306           4,416
  Sotheby's Holdings Inc.*                          976          13,908
  SOURCECORP.*                                      331           8,772
  SpaceLabs Medical Inc*                            181           2,208
  Specialty Laboratories Inc.*                      141           1,184
  Spherion Corp.*                                 1,279          15,220
  Standard Commercial Corp.                         244           5,295
  Standard Register Co.                             377          12,890
  Starmedia Newwork Inc.*                           819              33
  StarTek Inc.*                                     225           6,017
  Stewart Enterprises Inc.*                       2,096          13,352
  Strayer Education Inc.                            160          10,176
  Sunrise Assisted Living Inc.*                     387          10,372
  SuperGen Inc.*                                    638           4,632
  SurModics Inc.*                                   290           7,537
  Sybron Dental Specialties Inc.*                   825          15,263
  Sylvan Learning Systems Inc.*                     688          13,719
  Syncor International Corp.*                       373          11,750
  Tanox Inc.*                                       522           5,653
  Techne Corp.*                                     904          25,511
  Tejon Ranch Co.*                                  152           4,955
  Teletech Holdings Inc.*                           847           8,080
  Telik Inc.*                                       561           7,013
  Texas Biotechnology Corp.*                        951           3,709
  Theragenics Corp.*                                647           5,454
  TheraSense Inc.*                                  482           8,903
  Thoratec Corp.*                                 1,068           9,601
  Transkaryotic Therapies Inc.*                     607          21,882
  Triangle Pharmaceuticals Inc.*                    682           1,848
  Trico Marine Services Inc.*                       478           3,246
  Trimeris Inc.*                                    288          12,784
  TriPath Imaging Inc.*                             478           2,089
  Tularik Inc.*                                     832           7,629
  Tupperware Corp.                                1,129          23,472
  U.S. Physical Therapy Inc.*                       203           4,123
  Unilab Corp.*                                     405          11,093
  United Natural Foods Inc.*                        414           8,073
  United Surgical Partners International
     Inc.*                                          329          10,192
  United Therapeutics Corp.*                        340           4,202
  Universal Corp.                                   570          20,901
  Urologix Inc.*                                    302           3,863
  Urstadt Biddle*                                   269           3,067
  US Oncology Inc.*                               1,592          13,261
  VCA Antech Inc.*                                  388           6,037
  Vector Group Ltd.                                 443           7,797
  Ventana Medical Systems Inc.*                     275           6,036
  Versicor Inc.*                                    464           6,241
  Viasys Healthcare Inc.*                           567           9,894
  Vical Inc.*                                       413           2,181
  Virbac Corp.*                                     189           1,206
  VISX Inc.*                                      1,044          11,380
  Vital Signs Inc.                                  129           4,663
  VIVUS Inc.*                                       715           4,841
  Volt Information Sciences Inc.*                   173           4,237
  Wackenhut Corrections Corp.*                      189           2,759
  Wallace Computer Services Inc.                    810          17,415
  Water Pik Technologies Inc.*                      231           2,890
  Watson Wyatt & Co. Holdings*                      436          10,560

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.92%
(CONTINUED)
  WD-40 Co.                                         347  $        9,633
  Weis Markets Inc.                                 240           9,089
  West Pharmaceutical Services Inc.                 285           9,146
  Wild Oats Markets Inc.*                           418           6,730
  Wireless Facilities Inc.*                         503           2,465
  Women First HealthCare Inc.*                      338           2,447
  Wright Medical Group Inc.*                        340           6,854
  Yankee Candle Co. Inc.*                           588          15,929
  Young Innovations Inc.*                            94           2,042
  Zoll Medical Corp.*                               182           5,920
  ZymoGenetics Inc.*                                217           1,914
                                                         --------------
                                                              3,178,863
                                                         --------------
DIVERSIFIED - .07%
  Resource America Inc.                             326           3,436
  Walter Industries Inc.                            584           7,796
                                                         --------------
                                                                 11,232
                                                         --------------
ENERGY - 4.12%
  3TEC Energy Corp.*                                341           5,944
  Arch Coal Inc.                                    985          22,369
  Atwood Oceanics Inc.*                             194           7,275
  Berry Petroleum Co.                               359           6,049
  Cabot Oil & Gas Corp.                             603          13,779
  Cal Dive International Inc.*                      799          17,578
  Carbo Ceramics Inc.                               200           7,390
  Chesapeake Energy Corp.*                        3,082          22,190
  Chiles Offshore Inc.*                             276           6,693
  Comstock Resources Inc.*                          492           3,739
  Covanta Energy Corp.*                           1,044              16
  Denbury Resources Inc.*                           514           5,289
  Dril-Quip Inc.*                                   138           3,443
  Encore Acquisition Co.*                           191           3,295
  Energy Partners Ltd.*                             417           3,878
  Evergreen Resources Inc.*                         412          17,510
  Exploration Co. of Delaware Inc.*                 338           2,288
  Frontier Oil Corp.                                567           9,979
  FuelCell Energy Inc.*                             742           7,635
  Global Industries Ltd.*                         1,448          10,122
  Grey Wolf Inc.*                                 3,636          14,871
  Gulf Island Fabrication Inc.*                     152           2,788
  Hanover Compressor Co.*                         1,049          14,162
  Harvest Natural Resources Inc.*                   754           3,770
  Headwaters Inc.*                                  538           8,474
  Holly Corp.                                       214           3,585
  Horizon Offshore Inc.*                            384           3,241
  Houston Exploration Co.*                          220           6,380
  Hydril Co.*                                       252           6,754
  Input/Output Inc.*                                974           8,766
  Key Energy Services Inc.*                       2,103          22,082
  Key Production Co.*                               306           5,967
  Lone Star Technologies Inc.*                      620          14,198
  Lufkin Industries Inc.                            122           3,522
  Magnum Hunter Resources Inc.*                   1,215           8,435
  Massey Energy Co.                               1,364          17,323
  Meridian Resource Corp.*                          687           2,556
  Natco Group Inc.*                                 199           1,731
  Newpark Resources Inc.*                         1,562          11,481
  Nuevo Energy Co.*                                 342           5,404
  Oceaneering International Inc.*                   501          13,527
  Oil States International Inc.*                    370           4,403
  Parker Drilling Co.*                            1,688           5,520
  Patina Oil & Gas Corp.                            520          14,264
                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 4.12% (CONTINUED)
  Penn Virginia Corp.                               174  $        6,783
  PetroQuest Energy Inc.*                           588           3,275
  Plains Resources Inc.*                            519          13,883
  Plug Power Inc.*                                  361           2,856
  Prima Energy Corp.*                               219           4,991
  Pure Resources Inc.*                              380           7,904
  Quicksilver Resources Inc.*                       208           5,377
  Range Resources Corp.*                          1,114           6,238
  Remington Oil & Gas Corp.*                        441           8,785
  RPC Inc.                                          241           2,844
  SEACOR SMIT Inc.*                                 377          17,851
  Southwestern Energy Co.*                          557           8,461
  Spinnaker Exploration Co.*                        507          18,262
  St. Mary Land & Exploration Co.                   605          14,477
  Stone Energy Corp.*                               464          18,676
  Superior Energy Services Inc.*                  1,057          10,729
  Swift Energy Co.*                                 501           7,911
  Syntroleum Corp.*                                 426           1,227
  Tesoro Petroleum Corp.*                         1,405          10,889
  Tetra Technologies Inc.*                          286           7,593
  Tom Brown Inc.*                                   726          20,579
  Transmontaigne Inc.*                              310           1,876
  Unit Corp.*                                       784          13,602
  Universal Compression Holdings Inc.*              358           8,588
  Veritas DGC Inc.*                                 675           8,505
  Vintage Petroleum Inc.                          1,056          12,566
  Western Gas Resources Inc.                        410          15,334
  Westport Resources Corp.*                         348           5,707
  W-H Energy Services Inc.*                         503          11,146
                                                         --------------
                                                                656,580
                                                         --------------
FINANCIAL - 20.13%
  1st Source Corp.                                  315           7,787
  ABC Bancorp                                       215           3,201
  Acadia Realty Trust                               291           2,372
  Advanta Corp.                                     481           5,257
  Alabama National BanCorp                          212           9,177
  Alexander's Inc.*                                  43           3,302
  Alexandria Real Estate Equities Inc.              344          16,973
  Alfa Corp.                                        757           8,857
  Allegiant Bancorp Inc.                            257           4,670
  Amcore Financial Inc.                             537          12,442
  America First Mortgage Investments
     Inc.                                           756           7,447
  American Capital Strategies Ltd.                  835          22,937
  American Financial Holdings Inc.                  507          15,169
  American Home Mortgage Holdings Inc.              142           1,774
  American National Bankshares Inc.                 127           3,479
  American Physicians Capital Inc.*                 216           3,987
  AMLI Residential Properties Trust                 307           7,982
  Anchor Bancorp Wisconsin Inc.                     458          11,042
  Anthracite Capital Inc.                         1,000          13,250
  Anworth Mortgage Asset Corp.                      265           3,707
  Apex Mortgage Capital Inc.                        635           9,519
  Argonaut Group Inc.                               469          10,046
  Arrow Financial Corp.                             139           4,725
  Associated Estates Realty Corp.                   353           3,742
  Avatar Holdings Inc.*                              94           2,636
  Baldwin & Lyons Inc.                              124           2,831
  Banc Corp.*                                       284           2,476
  BancFirst Corp.                                    85           3,943
  Bancorp Connecticut Inc.                           95           2,666
  Bank Mutual Corp.                                 241           4,909
  Bank of Granite Corp.                             296           5,828

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.13% (CONTINUED)
  Bank of the Ozarks Inc.                            97  $        2,167
  BankAtlantic Bancorp Inc.                         905          11,222
  BankUnited Financial Corp.*                       464           8,886
  Banner Corp.                                      224           5,544
  Bay View Capital Corp.*                         1,363           8,737
  Bedford Property Investors Inc.                   315           8,537
  Berkshire Hills Bancorp Inc.                      136           3,563
  BKF Capital Group Inc.*                           127           3,620
  Boston Private Financial Holdings Inc.            418          10,341
  BostonFed Bancorp Inc.                             86           2,761
  Boykin Lodging Co.                                375           4,099
  Brandywine Realty Trust                           579          14,996
  Brookline Bancorp Inc.                            226           5,718
  Bryn Mawr Bank Corp.                               81           3,264
  BSB Bancorp Inc.                                  188           5,016
  California First National Bancorp                  75           1,206
  Camden National Corp.                             175           4,874
  Capital Automotive REIT                           465          11,095
  Capital City Bank Group Inc.                      152           5,249
  Capitol Bancorp Ltd.                              167           3,981
  Capstead Mortgage Corp.                           210           4,725
  Cascade Bancorp                                   271           4,878
  Cathay Bancorp Inc.                               335          13,902
  CB Bancshares Inc.                                 72           2,728
  CBL & Associates Properties Inc.                  440          17,820
  CCBT Financial Cos. Inc.                          187           5,313
  Centennial Bancorp                                464           3,656
  Center Trust Inc.                                 229           1,617
  Central Coast Bancorp*                            161           3,651
  Century Bancorp Inc.                               69           1,889
  Ceres Group Inc.*                                 413           1,611
  CFS Bancorp Inc.                                  261           4,035
  Charter Financial Corporation                      86           2,448
  Charter Municipal Mortgage Acceptance
     Co.                                            895          16,003
  Chateau Communities Inc.                          486          14,872
  Chelsea Property Group Inc.                       603          20,170
  Chemical Financial Corp.                          490          18,380
  Chittenden Corp.                                  646          18,721
  Citizens First Bancorp Inc.                       197           3,339
  Citizens Inc.*                                    492           6,386
  City Bank                                         165           5,280
  City Holding Co.*                                 367           8,591
  CNA Surety Corp.                                  336           4,889
  Coastal Bancorp Inc.                               92           2,922
  Coastal Financial Corp.                           181           2,679
  CoBiz Inc.                                        161           2,771
  Colonial Properties Trust                         308          11,997
  Columbia Bancorp                                  126           2,975
  Columbia Banking System Inc.*                     288           3,718
  Commerce Group Inc.                               533          21,080
  Commercial Federal Corp.                          985          28,565
  Commercial Net Lease Realty Inc.                  796          12,736
  Commonwealth Bancorp Inc.                         165           4,896
  Community Bank System Inc.                        247           7,966
  Community Banks Inc.                              169           4,972
  Community First Bankshares Inc.                   867          22,620
  Community Trust Bancorp Inc.                      249           6,999
  CompuCredit Corp.*                                373           2,626
  Connecticut Bancshares Inc.                       245           8,134
  Conseco Inc.*                                   6,704          13,408
  Cornerstone Realty Income Trust Inc.            1,043          11,786
  Corporate Office Properties Trust                 368           5,369
  Correctional Properties Trust                     156           3,432
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.13% (CONTINUED)
  Corrections Corp. of America*                     609  $       10,536
  Corus Bankshares Inc.                             195           8,954
  CPB Inc.                                          153           7,030
  Crawford & Co.                                    577           4,674
  Credit Acceptance Corp.*                          290           3,645
  Crown American Realty Trust                       459           4,315
  CVB Financial Corp.                               573          13,013
  Delphi Financial Group Inc.                       286          12,398
  Dime Community Bancshares                         485          11,005
  DVI Inc.*                                         271           5,230
  Eagle Bancshares Inc.*                            108           2,806
  East West Bancorp Inc.                            513          17,709
  EastGroup Properties Inc.                         315           8,064
  EMC Insurance Group Inc.                           51             768
  Entertainment Properties Trust                    372           9,170
  Equity Inns Inc.                                  880           7,084
  Equity One Inc.                                   134           1,876
  Essex Property Trust Inc.                         313          17,121
  F&M Bancorp                                       236           8,326
  Farmers Capital Bank Corp.                        134           4,724
  FBL Financial Group Inc.                          248           5,493
  FBR Asset Investment Corp.                        337          11,239
  Federal Agricultural Mortgage Corp.*              173           4,619
  Federal Realty Investment Trust                   790          21,891
  FelCor Lodging Trust Inc.                         967          17,744
  Fidelity Bankshares Inc.                          343           7,546
  Financial Federal Corp.*                          247           8,176
  Financial Industries Corp.                        170           3,072
  Financial Institutions Inc.                       169           6,398
  FINOVA Group Inc.*                              1,200             126
  First Bancorp                                     157           4,319
  First Bancorp Of Puerto Rico                      482          18,171
  First Banks America Inc.*                          17             666
  First Busey Corp.                                 197           4,375
  First Charter Corp.                               670          12,114
  First Citizens Bancshares Inc.                    132          14,598
  First Commonwealth Financial Corp.              1,276          17,213
  First Community Bancorp Inc.                      106           2,460
  First Community Bancshares, Inc.                  192           6,463
  First Defiance Financial Corp.                    116           2,326
  First Essex Bancorp Inc.                          145           4,959
  First Federal Capital Corp.                       374           8,265
  First Financial Bancorp                           783          15,323
  First Financial Bankshares Inc.                   268          11,213
  First Financial Corp.                             149           7,662
  First Financial Holdings Inc.                     292           9,388
  First Indiana Corp.                               252           5,486
  First Merchants Corp.                             300           9,000
  First National Corp.                              151           4,560
  First Niagara Financial Group Inc.                203           5,635
  First Oak Brook Bancshares Inc.                    94           2,968
  First Place Financial Corp.                       278           5,535
  First Republic Bank*                              224           6,160
  First Sentinel Bancorp Inc.                       539           7,417
  First South Bancorp Inc.                           61           2,211
  First State Bancorp                                90           1,637
  Firstfed America Bancorp Inc.                     121           2,880
  FirstFed Financial Corp.*                         375          10,875
  Flagstar Bancorp Inc.                             293           6,768
  Flushing Financial Corp.                          217           4,446
  FNB Corp.                                         127           3,868
  FPIC Insurance Group Inc.*                        191           2,875
  Franklin Financial Corp.                           59           1,506

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.13% (CONTINUED)
  Fremont General Corp.                           1,269  $        5,304
  Friedman Billings Ramsey Group Inc.*              324           4,125
  Frontier Financial Corporation                    351          10,302
  Gabelli Asset Management Inc.*                    135           4,928
  Gables Residential Trust                          539          17,210
  GBC Bancorp Inc.                                  168           4,864
  German American Bancorp                           203           3,756
  Getty Realty Corp.                                336           6,804
  Glacier Bancorp Inc.                              345           8,453
  Gladstone Capital Corp.                           193           3,484
  Glenborough Realty Trust Inc.                     341           8,082
  Glimcher Realty Trust                             581          10,749
  Gold Banc Corp.                                   643           7,053
  Granite State Bankshares Inc.                     113           3,708
  Great American Financial Resources
     Inc.                                           159           3,069
  Great Lakes REIT Inc.                             286           5,428
  Great Southern Bancorp Inc.                       123           4,895
  Hancock Holding Co.                               193          13,004
  Hanmi Financial Corp.*                            190           3,257
  Harbor Florida Bancshares Inc.                    463          10,274
  Harleysville Group Inc.                           644          17,852
  Harleysville National Corp.                       396          10,696
  Hawthorne Financial Corp.*                        128           4,148
  Health Care REIT Inc.                             803          24,050
  Healthcare Realty Trust Inc.                      911          29,152
  Heritage Property Investment Trust
     Inc.                                           391          10,444
  Hilb, Rogal & Hamilton Co.                        621          28,100
  Home Properties of New York Inc.                  565          21,436
  Horace Mann Educators                             772          14,413
  HRPT Properties Trust                           2,801          24,789
  Hudson River Bancorp Inc.                         331           8,934
  Humboldt Bancorp                                  195           3,278
  IBERIABANK Corp.                                  131           5,311
  IMPAC Mortgage Holdings Inc.                      857          11,552
  Independence Holding Co.                           71           1,275
  Independent Bank Corp.                            262           5,997
  Independent Bank Corp.                            255           8,048
  Innkeepers USA Trust                              509           4,876
  Insignia Financial Group Inc.*                    423           4,112
  Integra Bank Corp.                                336           7,526
  Interchange Financial Services Corp.              124           3,441
  International Bancshares Corp.                    493          20,824
  Investors Real Estate Trust                       601           6,407
  IRT Property Co.                                  730           9,300
  Irwin Financial Corp.                             334           6,713
  ITLA Capital Corp.*                               100           2,969
  JDN Realty Corp.                                  757           9,463
  Jefferies Group Inc.                              420          17,682
  Jones Lang LaSalle Inc.*                          658          16,253
  JP Realty Inc.                                    290           7,729
  Kansas City Life Insurance Co.                     79           3,055
  Keystone Property Trust Corp.                     311           4,936
  Kilroy Realty Corp.                               528          14,124
  Knight Trading Group Inc.*                      1,770           9,275
  Koger Equity Inc.                                 415           8,010
  Kramont Realty Trust                              400           6,396
  Lakeland Bancorp Inc.                             242           5,266
  Lakeland Financial Corp.                          111           3,201
  LandAmerica Financial Group Inc.                  404          12,726
  LaSalle Hotel Properties                          366           5,765
  Leeds Federal Bankshares Inc.                      27             863
  Lexington Corporate Properties Trust              508           8,382
  LNR Property Corp.                                488          16,836
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.13% (CONTINUED)
  Local Financial Corp.*                            417  $        6,801
  LSB Bancshares Inc.                               184           3,748
  LTC Properties Inc.                               306           2,601
  Macatawa Bank Corp.                               145           3,152
  Macerich Co.                                      709          21,979
  MAF Bancorp Inc.                                  413          15,529
  Main Street Banks Inc.                            226           4,674
  MainSource Financial Group Inc.                   121           2,927
  Manufactured Home Communities Inc.                279           9,793
  Massbank Corp.                                     83           2,937
  MB Financial Inc.                                 246           8,231
  MCG Capital Corp.                                 439           7,336
  Medford Bancorp Inc.                              145           5,050
  MEEMIC Holdings Inc.*                              23             639
  Merchants Bancshares Inc.                          87           2,473
  MeriStar Hospitality Corp.                        887          13,527
  Metris Companies Inc.                             708           5,883
  Mid-America Apartment Communities Inc.            306           8,186
  Mid-Atlantic Realty Trust                         379           6,670
  Midland Co.                                        85           4,290
  Mid-State Bancshares                              524          10,113
  Midwest Banc Holdings Inc.                        134           4,005
  Mills Corp.                                       475          14,725
  Mission West Properties                           314           3,828
  Mississippi Valley Bancshares Inc.                128           6,621
  Nara Bancorp Inc.                                  87           2,002
  NASB Financial Inc.                                66           1,452
  National Health Investors Inc.                    496           7,936
  National Health Realty Inc.                       129           1,935
  National Penn Bancshares Inc.                     387          10,139
  National Western Life Insurance Co.*               47           5,403
  Nationwide Health Properties Inc.               1,068          20,025
  Navigators Group Inc.*                             88             864
  NBC Capital Corp.                                 114           4,332
  NBT Bancorp Inc.                                  650          11,746
  New Century Financial Corp.                       342          11,960
  Northwest Bancorp Inc.                            236           3,118
  NovaStar Financial Inc.                           226           8,080
  NYMAGIC INC.                                       31             473
  OceanFirst Financial Corp.                        227           5,480
  Ocwen Financial Corp.*                            811           4,461
  Odyssey Re Holdings Corp.                         364           6,330
  Ohio Casualty Corp.*                            1,105          23,095
  Old Second Bancorp Inc.                           151           5,548
  Omega Financial Corp.                             179           6,535
  Omega Healthcare Investors Inc.*                  350           2,653
  Oriental Financial Group Inc.                     265           6,720
  Pacific Capital Bancorp                           760          18,149
  Pacific Northwest Bancorp                         335          10,492
  Pacific Union Bank*                               231           4,038
  Pan Pacific Retail Properties Inc.                724          24,746
  Parkvale Financial Corp.                          104           2,979
  Parkway Properties Inc.                           170           6,185
  Partners Trust Financial Group Inc.*              143           2,288
  Peapack-Gladstone Financial Corp.                  65           3,978
  Pennfed Financial Services Inc.                   108           3,013
  Pennrock Financial Savings Corp.                  137           4,480
  Pennsylvania Real Estate Investment
     Trust                                          306           8,296
  Peoples Bancorp Inc.                              171           5,080
  Peoples Holding Co.                               122           5,002
  PFF Bancorp Inc.                                  246           9,446
  Philadelphia Consolidated Holding Co.*            366          16,594
  Pico Holdings Inc.*                               142           2,353

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.13% (CONTINUED)
  Pinnacle Holdings Inc.*                           887  $            9
  PMA Capital Corp.                                 574          12,140
  Port Financial Corp.                              107           4,290
  Post Properties Inc.                              727          21,926
  Prentiss Properties Trust                         669          21,241
  Presidential Life Corp.                           448           9,081
  Price Legacy Corp.*                               401           1,544
  PrivateBancorp Inc.                                79           2,382
  ProAssurance Corp.*                               465           8,184
  Prosperity Bancshares Inc.                        239           4,354
  Provident Bancorp Inc.                             65           1,823
  Provident Bankshares Corp.                        519          12,295
  PS Business Parks Inc.                            218           7,619
  Quaker City Bancorp Inc.*                         110           4,556
  R&G Financial Corp.                               307           7,279
  RAIT Investment Trust                             340           8,068
  Ramco-Gershenson Properties Trust                 177           3,567
  Realty Income Corp.                               724          26,730
  Redwood Trust Inc.                                238           7,497
  Republic Bancorp Inc.                           1,187          17,252
  Republic Bancshares Inc.*                         109           2,199
  RFS Hotel Investors Inc.                          575           7,786
  Riggs National Corp.                              303           4,518
  RLI Corp.                                         136           6,936
  Royal Bancshares of Pennsylvania                  110           2,355
  S&T Bancorp Inc.                                  577          15,579
  S.Y. Bancorp Inc.                                 124           5,078
  Sandy Spring Bancorp Inc.                         315          10,127
  Santander Bancorp                                 168           2,864
  Saul Centers Inc.                                 229           5,931
  Saxon Capital Inc.*                               611           9,941
  Seacoast Banking Corp. of Florida                  75           4,330
  Seacoast Financial Services Corp.                 527          13,212
  Second Bancorp Inc.                               184           5,023
  Selective Insurance Group Inc.                    562          15,921
  Senior Housing Properties Trust                   988          15,512
  Shurgard Storage Centers Inc.                     678          23,527
  Simmons First National Corp.                      154           6,559
  Sizeler Property Investors Inc.                   251           2,741
  SL Green Realty Corp.                             573          20,427
  SoundView Technology Group Inc.*                1,613           2,742
  South Financial Group Inc.                        876          19,630
  Southwest Bancorp Inc.                            112           3,104
  Southwest Bancorp of Texas Inc.*                  614          22,239
  Sovran Self Storage Inc.                          272           9,294
  St. Francis Capital Corp.                         157           3,892
  State Auto Financial Corp.                        276           4,526
  State Bancorp Inc.                                159           2,790
  Staten Island Bancorp Inc.                      1,199          23,021
  Sterling Bancorp                                  189           6,747
  Sterling Bancshares Inc.                          829          12,244
  Sterling Financial Corp.                          620          14,192
  Stewart Information Services Corp.*               368           7,562
  Suffolk Bancorp                                   255           9,308
  Summit Bancshares Inc.                            114           2,769
  Summit Properties Inc.                            481          11,231
  Sun Bancorp Inc.                                  246           4,551
  Sun Communities Inc.                              323          13,485
  Superior Financial Corporation                    152           2,911
  Susquehanna Bancshares Inc.                       856          19,440
  SWS Group Inc.                                    294           5,768
  Tanger Factory Outlet Centers Inc.                113           3,334
  Taubman Centers Inc.                              624           9,516
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.13% (CONTINUED)
  Texas Regional Bancshares Inc.                    480  $       23,357
  Thornburg Mortgage Inc.                           903          17,771
  Three Rivers Bancorp Inc.                         186           1,256
  Tompkins Trustco Inc.                             161           7,841
  Town & Country Trust                              311           6,966
  Trammell Crow Co.*                                640           9,248
  Transcontinental Realty Investors*                 62           1,229
  Triad Guaranty Inc.*                              171           7,444
  TriCo Bancshares                                  110           2,913
  Troy Financial Corp.                              183           5,508
  Trust Company of New Jersey                       404          10,382
  TrustCo Bank Corp.                              1,571          20,690
  U.S. Restaurant Properties Inc.                   425           7,042
  U.S.B. Holding Co. Inc.                           260           5,356
  UCBH Holdings Inc.                                394          14,976
  UICI*                                             839          16,948
  UMB Financial Corp.                               358          16,779
  Umpqua Holdings Corp.                             434           8,020
  Union Acceptance Corp.*                           214             890
  Union Bankshares Corp.                            164           4,335
  United Bankshares Inc.                            795          23,357
  United Community Banks Inc.*                      361          10,693
  United Community Financial Corp.                  680           6,365
  United Fire & Casualty Co.                        157           5,931
  United National Bancorp                           296           6,808
  Universal American Financial Corp.*               507           3,402
  Universal Health Realty Income Trust              237           6,257
  Unizan Financial Corp.                            479          10,255
  Ventas Inc.                                     1,320          16,830
  Vesta Insurance Group Inc.                        745           3,189
  VIB Corp.*                                        251           3,248
  Virginia Financial Group Inc.                     158           5,065
  Vista Bancorp Inc.                                101           2,724
  W Holding Co. Inc.                                579          14,012
  Warwick Community Bancorp Inc.                     80           2,403
  Washington Real Estate Investment
     Trust                                          800          23,108
  Washington Trust Bancorp Inc.                     283           6,704
  Waypoint Financial Corp.                          824          16,109
  Wellsford Real Properties Inc.*                   116           2,401
  Wesbanco Inc.                                     463          10,978
  West Coast Bancorp                                342           5,865
  Westcorp Inc.                                     255           8,147
  Westfield Financial Inc.                          108           1,674
  Westwood Holdings Group Inc.*                      74             932
  WFS Financial Inc.*                               150           4,112
  Willow Grove Bancorp Inc.*                        106           1,243
  Winston Hotels Inc.                               367           3,582
  Wintrust Financial Corp.                          296          10,233
  World Acceptance Corp.*                           252           2,117
  WSFS Financial Corp.                              171           4,424
  Yardville National Bancorp                        128           2,552
  Zenith National Insurance Corp.                   179           5,701
                                                         --------------
                                                              3,211,207
                                                         --------------
INDUSTRIAL - 13.97%
  A.M. Castle & Co.                                 152           1,897
  A.O. Smith Corp.                                  362          11,298
  AAON Inc.*                                        204           6,579
  AAR Corp.                                         556           5,671
  ACT Manufacturing, Inc.*                          213              11
  Active Power Inc.*                                728           2,628
  Actuant Corp.*                                    199           8,209
  Acuity Brands Inc.                                899          16,362

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.97% (CONTINUED)
  Advanced Energy Industries Inc.*                  360  $        7,985
  AEP Industries Inc.*                               88           3,124
  Airborne Inc.                                   1,050          20,160
  Alamo Group Inc.                                  135           2,025
  Albany International Corp.                        515          13,859
  Alexander & Baldwin Inc.                          888          22,671
  Amerco*                                           216           3,195
  American Superconductor Corp.*                    445           2,430
  Ameron International Corp.                         78           5,636
  Ametek Inc.                                       718          26,746
  Analogic Corp.                                    144           7,080
  Apogee Enterprises Inc.                           616           8,846
  Applied Films Corp.*                              240           2,678
  Applied Industrial Technologies Inc.              417           8,132
  Arkansas Best Corp.*                              466          11,874
  Armor Holdings Inc.*                              546          13,923
  Artesyn Technologies Inc.*                        643           4,167
  Astec Industries Inc.*                            330           5,310
  Atlas Air Worldwide Holdings Inc.*                358           1,325
  Baldor Electric Co.                               661          16,657
  Barnes Group Inc.                                 225           5,153
  BE Aerospace Inc.*                                775          10,215
  BEI Technologies Inc.                             237           2,714
  Bel Fuse Inc.                                     213           5,762
  Belden Inc.                                       492          10,253
  Benchmark Electronics Inc.*                       495          14,355
  Brady Corp.                                       400          14,000
  Briggs & Stratton Corp.                           471          18,058
  Brooks-PRI Automation Inc.*                       735          18,787
  Butler Manufacturing Co.                          121           3,321
  BWAY Corp.*                                        91             506
  C&D Technologies Inc.                             564          10,163
  Calgon Carbon Corp.                               728           6,115
  Capstone Turbine Corp.*                         1,683           3,198
  Carlisle Companies                                660          29,687
  Cascade Corp.*                                    204           3,162
  Casella Waste Systems Inc.*                       361           4,336
  Centex Construction Products Inc.                 139           5,060
  Chase Industries Inc.*                            132           1,833
  Checkpoint Systems Inc.*                          699           8,178
  Chesapeake Corp.                                  304           8,004
  Circor International Inc.                         216           3,704
  CLARCOR Inc.                                      540          17,091
  Cognex Corp.*                                     730          14,637
  Coherent Inc.*                                    628          18,550
  Columbus McKinnon Corp.                           266           2,298
  Comfort Systems USA Inc.*                         823           4,090
  Commercial Metals Co.                             524          24,597
  Concord Camera Corp.*                             524           2,673
  CoorsTek Inc.*                                    172           5,317
  Covenant Transport Inc.*                          128           2,720
  Crown Cork & Seal Co. Inc.*                     2,736          18,742
  CTB International Corp.*                           76           1,167
  CTS Corp.                                         648           7,802
  Cubic Corp.                                       335           7,940
  Cuno Inc.*                                        339          12,265
  Curtiss-Wright Corp.                              226          18,080
  Daktronics Inc.*                                  304           2,991
  DDi Corp.*                                      1,044           1,034
  Dionex Corp.*                                     380          10,180
  Drew Industries Inc.*                             114           1,875
  DRS Technologies Inc.*                            359          15,347
  DSP Group Inc.*                                   588          11,525
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.97% (CONTINUED)
  Ducommun Inc.*                                    150  $        3,936
  Dycom Industries Inc.*                          1,039          12,146
  Earthshell Corp.*                               1,436           1,651
  EDO Corp.                                         333           9,491
  EGL Inc.*                                         750          12,720
  Elcor Corp.                                       422          11,542
  Electro Scientific Industries Inc.*               598          14,531
  EMCOR Group Inc.*                                 323          18,960
  Encore Wire Corp.*                                289           4,112
  Energy Conversion Devices Inc.*                   325           5,099
  Engineered Support Systems Inc.                   185           9,676
  ESCO Technologies Inc.*                           260           9,100
  Esterline Technologies Corp.*                     451          10,238
  Excel Technology Inc.*                            190           3,990
  Federal Signal Corp.                              984          23,616
  FEI Company*                                      524          12,843
  Flir Systems Inc.*                                325          13,640
  Florida East Coast Industries Inc.                495          12,524
  Florida Rock Industries Inc.                      429          15,362
  Flow International Corp.*                         286           1,927
  Foamex International Inc.*                        469           5,211
  Forward Air Corp.*                                249           8,162
  Franklin Electric Co. Inc.                        139           6,543
  Gardner Denver Inc.*                              345           6,900
  GenCorp Inc.                                      676           9,667
  General Cable Corp.                               720           4,536
  Genesee & Wyoming Inc.*                           252           5,685
  Genlyte Group Inc.*                               263          10,686
  GenTek Inc.*                                       86              19
  Global Power Equipment Group Inc.*                485           4,802
  Gorman-Rupp Co.                                   160           5,040
  GrafTech International Ltd.*                    1,235          15,191
  Granite Construction Inc.                         697          17,634
  Graphic Packaging International Corp.*            492           1,476
  Greif Brothers Corp.                              281           9,374
  Griffon Corp.*                                    575          10,408
  GulfMark Offshore Inc.*                           292          12,092
  Heartland Express Inc.*                           648          15,507
  Heico Corp.                                       307           4,304
  Herley Industries Inc.*                           260           5,515
  Hexcel Corp.*                                     518           2,253
  Identix Inc.*                                     976           7,124
  IDEX Corp.                                        602          20,167
  II-VI Inc.*                                       237           3,500
  IMCO Recycling Inc.*                              259           2,551
  Insituform Technologies Inc.*                     493          10,442
  Integrated Defense Technologies Inc.*             152           4,473
  Intermagnetics General Corp.*                     321           6,484
  Intermet Corp.                                    468           5,026
  Interpool Inc.                                    122           2,106
  Invision Technologies Inc.*                       251           6,064
  Ionics Inc.*                                      381           9,239
  Itron Inc.*                                       416          10,912
  Ivex Packaging Corp*                              315           7,173
  J.B. Hunt Transport Services Inc.*                459          13,550
  JLG Industries Inc.                               916          12,851
  Joy Global Inc.*                                  938          16,265
  Kadant Inc.*                                      266           4,389
  Kaman Corp.                                       487           8,162
  Kansas City Southern*                           1,306          22,202
  Kaydon Corp.                                      598          14,119
  Keithley Instruments Inc.                         129           1,863
  Kennametal Inc.                                   678          24,815

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.97% (CONTINUED)
  Kirby Corp.*                                      405  $        9,902
  Knight Transportation Inc.*                       520          12,059
  L.S. Starrett Co.                                 142           2,396
  Ladish Co.*                                       198           2,416
  Landstar System Inc.*                             166          17,737
  Lawson Products Inc.                              106           3,266
  LeCroy Corp.*                                     180           2,142
  Lennox International Inc.                         928          16,695
  Lincoln Electric Holdings Inc.                    691          18,588
  Lindsay Manufacturing Co.                         217           5,024
  Littelfuse Inc.*                                  426           9,853
  LSI Industries Inc.                               311           5,713
  Lydall Inc.*                                      320           4,880
  MagneTek Inc.*                                    427           4,227
  Manitowoc Co.                                     523          18,561
  Manufacturers Services Ltd.*                      313           1,512
  Matthews International Corp.                      595          13,893
  Maverick Tube Corp.*                              818          12,270
  Medis Technologies Ltd.*                          235           1,859
  Merix Corp.*                                      296           2,540
  Mestek Inc.*                                       66           1,261
  Methode Electronics Inc.                          742           9,475
  Milacron Inc.                                     372           3,776
  Mine Safety Appliances Co.                        171           6,840
  Molecular Devices Corp.*                          332           5,910
  Moog Inc.*                                        328          14,065
  Mueller Industries Inc.*                          611          19,399
  Myers Industries Inc.                             321           5,502
  NACCO Industries Inc.                             117           6,798
  NCI Building Systems Inc.*                        399           7,102
  NN Inc.                                           247           3,162
  Nordson Corporation                               484          11,935
  Nortek Inc.*                                      185           8,344
  Northwest Pipe Co.*                               125           2,926
  NS Group Inc.*                                    372           3,553
  Nu Horizons Electronics Corp.*                    312           2,586
  Offshore Logistics Inc.*                          427          10,201
  Orbital Sciences Corp.*                           936           7,460
  OSI Systems Inc.*                                 146           2,895
  Osmonics Inc.*                                    231           3,673
  Overseas Shipholding Group Inc.                   592          12,479
  P.A.M. Transportation Services Inc.*               67           1,609
  Park Electrochemical Corp.                        371           9,832
  Paxar Corp.*                                      691          11,574
  Penn Engineering & Manufacturing Corp.            254           4,425
  Petroleum Helicopters Inc.*                        55           1,839
  Photon Dynamics Inc.*                             370          11,100
  Pioneer-Standard Electronics Inc.                 652           6,774
  Planar Systems Inc.*                              280           5,390
  Polaroid Corp.*                                   927              23
  Powell Industries Inc.*                           143           3,468
  Power-One Inc.*                                 1,172           7,290
  Presstek Inc.*                                    666           2,664
  Proton Energy Systems Inc.*                       526           1,688
  Quanex Corp.                                      294          12,848
  Quixote Corp.                                     142           2,407
  RailAmerica Inc.*                                 620           6,708
  Rayovac Corp.*                                    696          12,897
  Regal-Beloit Corp.                                502          12,204
  Research Frontiers Inc.*                          209           3,106
  Roadway Corp.                                     256           9,198
  Robbins & Myers Inc.                              182           4,778
  Rogers Corp.*                                     344           9,395
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.97% (CONTINUED)
  Roper Industries Inc.                             633  $       23,611
  Sauer-Danfoss Inc.                                211           2,355
  SBS Technologies Inc.*                            317           3,883
  Sequa Corp.*                                      131           8,566
  Silgan Holdings Inc.*                             223           9,018
  Simpson Manufacturing Co.*                        159           9,084
  SPS Technologies Inc.*                            267          10,191
  Standex International Corp.                       235           5,899
  Stericycle Inc.*                                  730          25,849
  Stewart & Stevenson Services Inc.                 619          10,981
  Stoneridge Inc.*                                  279           5,217
  Sturm Ruger & Co.                                 423           5,985
  Suntron Corp.*                                     54             470
  SureBeam Corp.*                                   269           1,469
  Sypris Solutions Inc.*                            108           1,968
  Technitrol Inc.                                   871          20,294
  Tecumseh Products Co.                             329          17,463
  Teledyne Technologies Inc.*                       659          13,674
  Tennant Co.                                       196           7,762
  Terex Corp.*                                      864          19,431
  Tetra Tech Inc.*                                1,088          15,994
  Texas Industries Inc.                             456          14,359
  Thomas & Betts Corp.*                             942          17,521
  Thomas Industries Inc.                            314           9,043
  TRC Cos. Inc.*                                    189           3,884
  Tredegar Corp.                                    563          13,596
  Trex Co. Inc.*                                    140           4,396
  Trimble Navigation Ltd.*                          548           8,494
  Trinity Industries Inc.                           777          16,099
  Triumph Group Inc.*                               304          13,558
  TTM Technologies Inc.*                            334           1,750
  U.S. Concrete Inc.*                               439           2,884
  U.S. Industries Inc.*                           1,439           4,965
  U.S. Xpress Enterprises Inc.*                     121           1,586
  United Defense Industries Inc.*                   459          10,557
  United Industrial Corp.                           207           4,523
  Universal Display Corp.*                          346           2,872
  Universal Forest Products Inc.                    296           6,932
  UNOVA Inc.*                                       898           5,828
  URS Corp.*                                        310           8,680
  USFreightways Corp.                               584          22,116
  USG Corp.*                                        799           5,713
  Valmont Industries Inc.                           293           5,957
  Varian Inc.*                                      641          21,121
  ViaSystems Group Inc.*                          1,143              80
  Vicor Corp.*                                      432           3,020
  Wabtec                                            745          10,616
  Waste Connections Inc.*                           602          18,806
  Watts Industries Inc.                             340           6,749
  Werner Enterprises Inc.                           836          17,815
  Wilson Greatbatch Technologies Inc.*              455          11,593
  Woodhead Industries Inc.                          227           3,891
  Woodward Governor Co.                             193          11,410
  Worthington Industries Inc.                     1,462          26,462
  X-Rite Inc.                                       390           3,354
  Yellow Corp.*                                     630          20,407
  Zygo Corp.*                                       338           2,721
                                                         --------------
                                                              2,228,163
                                                         --------------
TECHNOLOGY - 11.02%
  3D Systems Corp.*                                 157           1,915
  Acclaim Entertainment Inc.*                     1,514           5,344
  Actel Corp.*                                      458           9,627

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 11.02% (CONTINUED)
  Actuate Corp.*                                    958  $        4,311
  ADE Corp.*                                        203           2,324
  Advanced Digital Information Corp.*             1,354          11,414
  Advanced Power Technology Inc.*                   119           1,724
  Alliance Semiconductor Corp.*                     547           3,884
  Allscripts Healthcare Solutions Inc.*             503           1,881
  Altiris Inc.*                                     109             566
  American Management Systems Inc.*                 851          16,263
  ANADIGICS Inc.*                                   665           5,480
  Ansys Inc.*                                       321           6,452
  Anteon International Corp.*                       326           8,241
  Artisan Components Inc.*                          322           2,898
  Ascential Software Corp.*                       5,539          15,454
  Aspen Technology Inc.*                            772           6,438
  AstroPower Inc.*                                  407           7,993
  Asyst Technologies Inc.*                          776          15,792
  ATMI Inc.*                                        589          13,176
  August Technology Corp.*                          159           1,573
  Avid Technology Inc.*                             541           5,010
  Axcelis Technologies Inc.*                      2,128          24,046
  AXT Inc.*                                         405           3,232
  Barra Inc.*                                       348          12,939
  Borland Software Corp.*                         1,318          13,575
  CACI International Inc.*                          618          23,601
  Caliper Technologies Corp.*                       528           4,409
  Caminus Corp.*                                    216           1,259
  Carreker Corp.*                                   420           4,754
  Catapult Communications Corp.*                    116           2,537
  CCC Information Services Group Inc.*              266           3,724
  ChipPAC Inc.*                                     917           5,667
  CIBER Inc.*                                     1,138           8,251
  Cirrus Logic Inc.*                              1,578          11,819
  Cognizant Technology Solutions Corp.*             177           9,514
  Cohu Inc.                                         450           7,776
  CompuCom Systems Inc.*                            496           1,924
  Computer Horizons Corp.*                          682           3,321
  Computer Programs and Systems Inc.*                65           1,399
  Concord Communications Inc.*                      346           5,702
  Concurrent Computer Corp.*                      1,345           6,254
  Constellation 3D Inc.*                            294              18
  Convera Corp.*                                    303             736
  Covansys Corp.*                                   418           2,349
  CRAY Inc.*                                        890           3,978
  Credence Systems Corp.*                         1,315          23,368
  Cree Inc.*                                      1,583          20,943
  Datastream Systems Inc.*                          339           2,407
  Dendrite International Inc.*                      673           6,508
  Digimarc Corp.*                                   194           2,016
  DocuCorp International Inc.*                      171           1,749
  Documentum Inc.*                                  860          10,320
  Drexler Technology Corp.*                         183           3,953
  DuPont Photomasks Inc.*                           259           8,412
  Dynamics Research Corp.*                          146           3,530
  Echelon Corp.*                                    543           6,994
  Eclipsys Corp.*                                   751           4,926
  eFunds Corp.*                                   1,013           9,612
  Electroglas Inc.*                                 460           4,600
  Electronics for Imaging Inc.*                   1,179          18,758
  Embarcadero Technologies Inc.*                    175           1,082
  EMCORE Corp.*                                     524           3,144
  Entegris Inc.*                                    997          14,556
  EPIQ Systems Inc.*                                215           3,659
  ESS Technology Inc.*                              695          12,190
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 11.02% (CONTINUED)
  Exar Corp.*                                       849  $       16,742
  FactSet Research Systems Inc.                     452          13,456
  FalconStor Software Inc.*                         740           3,130
  Fidelity National Information
     Solutions Inc.*                                119           2,856
  FileNet Corp.*                                    724          10,498
  FSI International Inc.*                           569           4,250
  General Binding Corp.*                            130           2,175
  Genesis Intermedia Inc.*                          250               8
  Genesis Microchip Inc.*                           664           5,538
  Global Imaging Systems Inc.*                      174           3,304
  GlobalScape Inc.*                                  44              10
  GlobespanVirata Inc.*                           2,596          10,047
  Handspring Inc.*                                  934           1,625
  Helix Technology Corp.                            567          11,680
  HNC Software Inc.*                                732          12,224
  HPL Technologies Inc.*                            197           2,967
  Hutchinson Technology Inc.*                       551           8,618
  Hyperion Solutions Corp.*                         724          13,204
  IDX Systems Corp.*                                368           4,791
  iGATE Corp.*                                      438           1,621
  Imagistics International Inc.*                    390           8,373
  Imation Corp.*                                    762          22,677
  InFocus Corp.*                                    796           9,377
  Infogrames Inc.*                                  121             330
  Informatica Corp.*                              1,244           8,820
  Information Resources Inc.*                       596           5,596
  Inforte Corp.*                                    139           1,379
  InfoUSA Inc.*                                     557           3,047
  Integral Systems Inc.*                            201           4,386
  Integrated Silicon Solution Inc.*                 581           5,183
  InterCept Inc.*                                   316           6,548
  Intergraph Corp.*                               1,089          18,992
  Inter-Tel Inc.                                    393           6,724
  Intertrust Technologies Corp.*                  1,593           4,795
  Iomega Corp.*                                   1,113          14,302
  IXYS Corp.*                                       227           1,221
  JDA Software Group Inc.*                          608          17,182
  Keane Inc.*                                     1,277          15,835
  Kopin Corp.*                                    1,508           9,953
  Kronos Inc.*                                      428          13,049
  Kulicke & Soffa Industries Inc.*                1,071          13,270
  Lattice Semiconductor Corp.*                    1,855          16,213
  Lawson Software Inc.*                             305           1,760
  Legato Systems Inc.*                            1,893           6,815
  Lexar Media Inc.*                                 707           3,019
  LTX Corp.*                                        990          14,137
  Magma Design Automation Inc.*                     402           6,754
  Manhattan Associates Inc.*                        422          13,572
  ManTech International Corp.*                      157           3,766
  Manugistics Group Inc.*                         1,291           7,888
  MAPICS Inc.*                                      312           2,106
  MapInfo Corp.*                                    329           2,994
  Mattson Technology Inc.*                          455           2,102
  Maxtor Corp.*                                   4,331          19,576
  McData Corp.*                                   1,375          12,114
  MCSi Inc.*                                        478           5,372
  MEMC Electronic Materials Inc.*                   441           2,161
  Mentor Graphics Corp.*                          1,422          20,221
  Mercury Computer Systems Inc.*                    470           9,729
  MetaSolv Inc.*                                    630           2,476
  Micromuse Inc.*                                 1,624           7,227
  Micros Systems Inc.*                              361          10,003
  Microsemi Corp.*                                  628           4,145

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 11.02% (CONTINUED)
  Microtune Inc.*                                   948  $        8,447
  Midway Games Inc.*                                598           5,083
  MIPS Technologies Inc.*                           774           4,776
  Monolithic System Technology Inc.*                389           4,330
  MRO Software Inc.*                                382           4,347
  MSC.Software Corp.*                               553           4,949
  MTS Systems Corp.                                 458           5,748
  Mykrolis Corp.*                                   862          10,180
  Nanometrics Inc.*                                 157           2,493
  Nassda Corp.*                                     109           1,771
  NDCHealth Corp.                                   700          19,530
  NetIQ Corp.*                                      859          19,439
  NetScout Systems Inc.*                            392           2,673
  NetScreen Technologies Inc.*                      218           2,001
  Novadigm Inc.*                                    294           2,137
  Novell Inc.*                                    7,884          25,308
  Nuance Communications Inc.*                       628           2,625
  Numerical Technologies Inc.*                      528           2,109
  NYFIX Inc.*                                       543           4,616
  Oak Technology Inc.*                            1,215           5,504
  Omnicell Inc.*                                    316           2,209
  OmniVision Technologies Inc.*                     431           6,185
  ON Semiconductor Corp.*                           606           1,248
  ONYX Software Corp.*                              954           3,225
  OPNET Technologies Inc.*                          220           1,971
  Overland Storage Inc.*                            165           2,719
  Packeteer Inc.*                                   489           2,161
  Palm Inc.*                                     12,596          22,169
  Parametric Technology Corp.*                    5,671          19,452
  PDF Solutions Inc.*                               260           1,901
  PEC Solutions Inc.*                               182           4,353
  Pegasystems Inc.*                                 132           1,191
  Peregrine Systems Inc.*                         4,182           1,255
  Pericom Semiconductor Corp.*                      428           4,961
  Per-Se Technologies Inc.*                         653           6,007
  Phoenix Technologies Ltd.*                        563           5,630
  Photronics Inc.*                                  574          10,872
  Pinnacle Systems Inc.*                          1,277          14,033
  Pixelworks Inc.*                                  720           6,041
  PLATO Learning Inc.*                              359           3,543
  PLX Technology Inc.*                              369           1,568
  Pomeroy Computer Resources Inc.*                  215           3,135
  Power Integrations Inc.*                          547           9,791
  Practiceworks Inc.*                               227           4,188
  ProBusiness Services Inc.*                        457           6,658
  Progress Software Corp.*                          682          10,066
  QuadraMed Corp.*                                  590           4,124
  Quantum Corp.*                                  2,820          11,844
  Quest Software Inc.*                              807          11,726
  Radiant Systems Inc.*                             374           4,873
  Radisys Corp.*                                    356           4,140
  Rainbow Technologies Inc.*                        515           2,534
  Rambus Inc.*                                    1,815           7,423
  Read-Rite Corp.*                                2,632           1,263
  Red Hat Inc.*                                   2,461          14,446
  Redback Networks Inc.*                          2,925           5,236
  Renaissance Learning Inc.*                        236           4,772
  Retek Inc.*                                     1,135          27,581
  Richardson Electronics Ltd.                       139           1,491
  Roxio Inc.*                                       417           3,002
  Rudolph Technologies Inc.*                        200           4,986
  Sanchez Computer Associates Inc.*                 296           1,320
  SanDisk Corporation*                            1,316          16,318
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 11.02% (CONTINUED)
  ScanSoft Inc.*                                  1,132  $        8,377
  Schawk Inc.                                       168           1,798
  SCM Microsystems Inc.*                            339           4,536
  SeaChange International Inc.*                     482           4,232
  Semitool Inc.*                                    349           2,848
  SERENA Software Inc.*                             378           5,178
  SignalSoft Corporation*                           371             835
  Silicon Graphics Inc.*                          4,120          12,113
  Silicon Image Inc.*                             1,261           7,717
  Silicon Laboratories Inc.*                        571          15,451
  Silicon Storage Technology Inc.*                1,682          13,120
  Siliconix Inc.*                                   127           3,518
  SimpleTech Inc.*                                  156             532
  Simplex Solutions Inc.*                           213           2,956
  Sipex Corp.*                                      553           2,704
  Skyworks Solutions Inc.*                        2,003          11,117
  SONICblue Inc.*                                 1,864           1,920
  SpeechWorks International Inc.*                   561           2,064
  SpeedFam-IPEC Inc.*                               585           3,065
  SPSS Inc.*                                        259           4,025
  SRA International Inc.*                           109           2,941
  SS&C Technologies Inc.*                           171             775
  Standard Microsystems Corp.*                      315           7,437
  StorageNetworks Inc.*                           1,435           2,826
  Supertex Inc.*                                    225           3,965
  Sykes Enterprises Inc.*                           527           4,052
  Synaptics Inc.*                                   109             822
  Synplicity Inc.*                                  208             953
  Syntel Inc.*                                      122           1,508
  Systems & Computer Technology Corp.*              673           9,092
  Take-Two Interactive Software Inc.*               821          16,904
  TALX Corp.                                        267           5,062
  Therma-Wave Inc.*                                 537           6,116
  THQ Inc.*                                         856          25,526
  Three-Five Systems Inc.*                          468           5,335
  Tier Technologies Inc.*                           314           5,595
  TiVo Inc.*                                        401           1,488
  Transaction Systems Architects Inc.*              690           8,114
  Transmeta Corp.*                                2,362           6,873
  Trikon Technologies Inc.*                         224           2,014
  Tripos Inc.*                                      159           3,466
  TriQuint Semiconductor*                         2,857          18,313
  Tyler Technologies Inc.*                          700           3,724
  Ulticom Inc.*                                     230           1,559
  Ultratech Stepper Inc.*                           491           7,949
  Varian Semiconductor Equipment
     Associates Inc.*                               667          22,631
  Vastera Inc.*                                     696           3,055
  Veeco Instruments Inc.*                           549          12,687
  Verint Systems Inc.*                               98           1,106
  Vialta Inc.*                                      742             631
  Viewpoint Corp.*                                  806           3,885
  Virage Logic Corp.*                               234           3,047
  VitalWorks Inc.*                                  776           6,363
  Vitesse Semiconductor Corporation*              4,367          13,581
  Western Digital Corp.*                          4,177          13,579
  White Electronic Designs Corp.*                   381           2,865
  Wind River Systems Inc.*                        1,483           7,430
  Witness Systems Inc.*                             298           2,199
  Xicor Inc.*                                       431           1,741
  Zoran Corp.*                                      587          13,448
                                                         --------------
                                                              1,757,644
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 3.76%
  AGL Resources Inc.                              1,215  $       28,188
  American States Water Co.                         329           8,719
  Atmos Energy Corp.                                898          21,049
  Avista Corp.                                    1,038          14,324
  Black Hills Corp.                                 583          20,178
  California Water Service Group                    306           7,711
  Cascade Natural Gas Corp.                         240           5,016
  Central Vermont Public Service Corp.              253           4,554
  CH Energy Group Inc. (Holding Co.)                356          17,533
  CLECO Corp.                                       882          19,316
  Connecticut Water Service Inc.                    167           5,090
  DQE Inc.                                        1,227          17,178
  El Paso Electric Co.*                           1,018          14,099
  Empire District Electric Co.                      484           9,922
  Energen Corp.                                     748          20,570
  EnergySouth Inc.                                   91           2,916
  Laclede Group Inc.                                410           9,627
  Madison Gas & Electric Co.                        353           9,831
  Middlesex Water Co.                               167           4,387
  New Jersey Resources Corp.                        586          17,492
  NewPower Holdings Inc.*                           933              18
  Northwest Natural Gas Co.                         553          15,899
  Northwestern Corp.                                596          10,102
  NUI Corp.                                         343           9,433
  ONEOK Inc.                                      1,165          25,572
  Otter Tail Corp.                                  539          16,989
  Piedmont Natural Gas Co.                          669          24,740
  PNM Resources Inc.                                788          19,070
  RGS Energy Group Inc.*                            724          28,381
  SEMCO Energy Inc.                                 400           3,620
  Sierra Pacific Resources                        2,220          17,316
  SJW Corp.                                          45           3,645
  South Jersey Industries Inc.                      261           8,809
  Southern Union Co.*                               874          14,858
  Southwest Gas Corp.                               715          17,696
  Southwest Water Co.                               201           3,805
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 3.76% (CONTINUED)
  UGI Corp.                                         599  $       19,132
  UIL Holdings Corp.                                261          14,214
  UniSource Energy Corp.                            620          11,532
  Unitil Corp.                                      103           3,078
  Westar Energy Inc.                              1,217          18,681
  WGL Holdings Inc.                               1,056          27,350
  WPS Resources Corp.                               682          27,844
                                                         --------------
                                                                599,484
                                                         --------------
    Total Common Stocks
       (cost $17,258,406)                                    15,756,109
                                                         --------------

UNIT INVESTMENT TRUST - 3.63%
  iShares Russell 2000 Index Fund                 6,720         579,450
                                                         --------------
    Total Unit Investment Trust
       (cost $481,353)                                          579,450
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 6.68%
VARIABLE RATE DEMAND NOTES(1) - 3.40%
  Firstar Bank (1.590% due 12/31/31)      $     224,376  $      224,376
  Wisconsin Electric (1.462% due
     12/31/31)                                  318,879         318,879
                                                         --------------
                                                                543,255
                                                         --------------
U.S. TREASURY BILL - 3.28%
  U.S. Treasury Bill (1.700% due
     09/19/02)                                  525,000         523,046
                                                         --------------
    Total Short-Term Investments
       (cost $1,066,301)                                      1,066,301
                                                         --------------
TOTAL INVESTMENTS - 109.08%
   (cost $18,806,060)(2)                                     17,401,860
                                                         --------------
OTHER ASSETS AND LIABILITIES - (9.08%)                       (1,448,734)
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   15,953,126
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2002.
(2) For federal income tax purposes, cost is $18,761,372 and gross unrealized appreciation and depreciation of securities as of June 30, 2002 was $3,570,182 and ($4,929,694), respectively.
(3) Securities and other assets with an aggregate value of $231,675 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Russell 2000 Index (9/02)                       1        $1,450

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund is offered in two series, the Pinnacle Series and the Apex Series. The results of the Pinnacle Series (the "Series") are presented herein. The shares of the Series are sold only to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series' shares are offered in seven different portfolios -- Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (individually "Portfolio"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented in the Standard & Poor's 500 Index. The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Zenith Portfolio, Bond Portfolio, Balanced Index Portfolio, and Nasdaq-100 Index Portfolio have a capital loss carry forward of $1,312,857, $5,270,455, $75,162, and $2,524,035, respectively, which can be carried forward through 2009.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amounts of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - The Fund's accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

ADOPTION OF NEW AUDIT GUIDE - The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, effective January 1, 2001, including the amortization of premiums and accretion of discounts. The adoption of this Guide had no effect in the Series' financial statements as of December 31, 2001.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - The Fund pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), formerly known as Carillon
Advisers, Inc., under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

       (a)  for the Zenith Portfolio - .64% of the current net asset value.

       (b)  for the Bond Portfolio - .47% of the current net asset value.

       (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

       (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

       (e) for the Balanced Index Portfolio - .30% of the current net asset value.

       (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

       (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

expenses exceed 0.30% of their average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset.

ADMINISTRATION FEES - The Fund pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund at an annual rate .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ending
November 9, 2002, (which cannot be amended or terminated) .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index and Balanced Index Portfolios. In addition, the Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

WAIVERS - As a result, for the period ended June 30, 2002, the Adviser waived the Bond Portfolio $14,963, S&P 500 Index Portfolio $21,909, S&P MidCap 400 Index Portfolio $6,070, Balanced Index Portfolio $3,146, Nasdaq-100 Index Portfolio $3,249 and Russell 2000 Small Cap Index Portfolio $4,970, and the Adviser reimbursed fees for the S&P MidCap 400 Index Portfolio $16,679, Balanced Index Portfolio $26,120, Nasdaq-100 Index Portfolio $18,723 and the Russell 2000 Small Cap Index Portfolio $30,246.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central").

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

NOTE 3 - FUTURES CONTRACTS

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (collectively, the Index Portfolios) may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended June 30, 2002, excluding short-term obligations, are as follows:

                                                                                      S&P
                                   ZENITH                          S&P 500        MIDCAP 400
                                  PORTFOLIO    BOND PORTFOLIO  INDEX PORTFOLIO  INDEX PORTFOLIO
                                -------------  --------------  ---------------  ---------------
Total Cost of Purchases of:
        Common Stocks           $ 18,077,980    $         --     $  5,503,646     $ 10,319,165
        U.S. Government
          Securities                      --       3,592,775               --               --
        Corporate Bonds                   --       7,471,778               --               --
                                ------------    ------------     ------------     ------------
                                $ 18,077,980    $ 11,064,553     $  5,503,646     $ 10,319,165
                                ============    ============     ============     ============

Total Proceeds from Sales of:
        Common Stocks           $ 18,783,954    $         --     $  4,241,333     $  2,509,138
        U.S. Government
          Securities                      --       1,756,802               --               --
        Corporate Bonds                   --       7,061,294               --               --
                                ------------    ------------     ------------     ------------
                                $ 18,783,954    $  8,818,096     $  4,241,333     $  2,509,138
                                ============    ============     ============     ============

                                                                   RUSSELL 2000
                                   BALANCED        NASDAQ-100        SMALL CAP
                                INDEX PORTFOLIO  INDEX PORTFOLIO  INDEX PORTFOLIO
                                ---------------  ---------------  ---------------
Total Cost of Purchases of:
        Common Stocks             $    116,465    $    132,542      $  4,255,675
        U.S. Government
          Securities                   449,058              --                --
        Corporate Bonds                229,230              --                --
                                  ------------    ------------      ------------
                                  $    794,753    $    132,542      $  4,255,675
                                  ============    ============      ============

Total Proceeds from Sales of:
        Common Stocks             $    135,784    $    870,045      $  4,165,677
        U.S. Government
          Securities                   814,311              --                --
        Corporate Bonds                163,794              --                --
                                  ------------    ------------      ------------
                                  $  1,113,889    $    870,045      $  4,165,677
                                  ============    ============      ============

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                  ZENITH PORTFOLIO
                             SIX MONTHS
                           ENDED JUNE 30,
                             (UNAUDITED)               YEAR ENDED DECEMBER 31,
                           ---------------  ----------------------------------------------
                                2002         2001     2000      1999      1998      1997
                           ---------------  -------  -------  --------  --------  --------
Net Asset Value,
  Beginning of period          $ 82.75      $ 75.60  $ 63.10  $  74.45  $ 101.75  $  97.25
                               -------      -------  -------  --------  --------  --------
Investment Activities:
  Net investment income            .50         1.40     1.15       .50      1.25      1.15
  Net realized and
     unrealized
     gains/(losses)              (7.53)        7.05    12.40      (.25)   (14.00)    16.15
                               -------      -------  -------  --------  --------  --------
Total from Investment
   Activities                    (7.03)        8.45    13.55       .25    (12.75)    17.30
                               -------      -------  -------  --------  --------  --------
Distributions:
  Net investment income           (.43)       (1.30)   (1.05)     (.60)    (1.15)    (1.35)
  In excess of net
     investment income              --           --       --        --        --        --
  Return of capital                 --           --       --        --        --        --
  Net realized gains             (4.84)          --       --    (11.00)   (13.40)   (11.45)
                               -------      -------  -------  --------  --------  --------
Total Distributions              (5.27)       (1.30)   (1.05)   (11.60)   (14.55)   (12.80)
                               -------      -------  -------  --------  --------  --------
Net Asset Value,
  End of period                $ 70.45      $ 82.75  $ 75.60  $  63.10  $  74.45  $ 101.75
                               =======      =======  =======  ========  ========  ========

Total Return                     (9.20%)      11.24%   21.79%     2.05%   (15.31%)    20.56%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                          .90%(3)      .81%     .73%      .69%      .62%      .62%

Ratio of Expenses to
   Average Net Assets -
   Gross                           .90%(3)      .83%     .77%      .69%      .62%      .62%

Ratio of Net Investment
   Income to Average Net
   Assets                         1.29%(3)     1.74%    1.47%      .67%     1.41%     1.23%

Portfolio Turnover Rate          69.48%(3)   102.03%   81.95%    86.47%    62.50%    57.03%

Net Assets, End of Period
   (000's)                     $50,025      $54,562  $50,485  $124,444  $248,783  $335,627

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                   BOND PORTFOLIO
                             SIX MONTHS
                           ENDED JUNE 30,
                             (UNAUDITED)               YEAR ENDED DECEMBER 31,
                           ---------------  ----------------------------------------------
                                2002         2001      2000      1999      1998     1997
                           ---------------  -------  --------  --------  --------  -------
Net Asset Value,
  Beginning of period          $ 48.15      $ 47.30  $  51.80  $  55.65  $  56.45  $ 54.55
                               -------      -------  --------  --------  --------  -------
Investment Activities:
  Net investment income           1.44         3.15      5.20      3.60      3.85     3.95
  Net realized and
     unrealized
     gains/(losses)               (.34)          --     (1.95)    (4.20)     (.25)    1.85
                               -------      -------  --------  --------  --------  -------
Total from Investment
   Activities                     1.10         3.15      3.25      (.60)     3.60     5.80
                               -------      -------  --------  --------  --------  -------
Distributions:
  Net investment income          (1.45)       (2.30)    (5.75)    (3.25)    (3.80)   (3.60)
  In excess of net
     investment income              --           --      (.30)       --        --       --
  Return of capital                 --           --     (1.70)       --        --       --
  Net realized gains                --           --        --        --      (.60)    (.30)
                               -------      -------  --------  --------  --------  -------
Total Distributions              (1.45)       (2.30)    (7.75)    (3.25)    (4.40)   (3.90)
                               -------      -------  --------  --------  --------  -------
Net Asset Value,
  End of period                $ 47.80      $ 48.15  $  47.30  $  51.80  $  55.65  $ 56.45
                               =======      =======  ========  ========  ========  =======

Total Return                      2.33%        6.81%     7.40%    (1.11%)     6.52%   11.02%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets-Net(2)                   .76%(3)      .79%      .61%      .60%      .58%     .60%

Ratio of Expenses to
   Average Net Assets -
   Gross                           .86%(3)      .87%      .68%      .60%      .58%     .60%

Ratio of Net Investment
   Income to Average Net
   Assets                         6.21%(3)     6.37%     6.85%     6.62%     6.84%    7.15%

Portfolio Turnover Rate          62.39%(3)    65.14%    60.19%    56.07%    67.57%  113.41%

Net Assets, End of Period
   (000's)                     $31,087      $29,147   $22,802   $98,428  $113,762  $99,892

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                               S&P 500 INDEX PORTFOLIO
                             SIX MONTHS
                           ENDED JUNE 30,
                             (UNAUDITED)               YEAR ENDED DECEMBER 31,
                           ---------------  ----------------------------------------------
                                2002         2001      2000      1999      1998     1997
                           ---------------  -------  --------  --------  --------  -------
Net Asset Value,
  Beginning of period          $ 75.15      $102.95  $ 115.60  $  97.45  $  78.70  $ 60.65
                               -------      -------  --------  --------  --------  -------
Investment Activities:
  Net investment income            .34          .80      1.05      1.05      1.00     1.00
  Net realized and
     unrealized
     gains/(losses)             (10.36)      (12.15)   (11.75)    18.75     21.05    18.60
                               -------      -------  --------  --------  --------  -------
Total from Investment
   Activities                   (10.02)      (11.35)   (10.70)    19.80     22.05    19.60
                               -------      -------  --------  --------  --------  -------
Distributions:
  Net investment income           (.26)        (.55)    (1.15)     (.95)    (1.00)   (1.05)
  In excess of net
     investment income              --           --        --        --        --       --
  Return of capital                 --           --        --        --        --       --
  Net realized gains              (.23)      (15.90)     (.80)     (.70)    (2.30)    (.50)
                               -------      -------  --------  --------  --------  -------
Total Distributions               (.49)      (16.45)    (1.95)    (1.65)    (3.30)   (1.55)
                               -------      -------  --------  --------  --------  -------
Net Asset Value,
  End of period                $ 64.64      $ 75.15  $ 102.95  $ 115.60  $  97.45  $ 78.70
                               =======      =======  ========  ========  ========  =======

Total Return                    (13.41%)     (12.39%)    (9.32%)    20.52%    28.54%   32.72%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                          .53%(3)      .46%      .41%      .39%      .43%     .50%

Ratio of Expenses to
   Average Net Assets -
   Gross                           .58%(3)      .47%      .43%      .39%      .43%     .50%

Ratio of Net Investment
   Income to Average Net
   Assets                          .93%(3)      .88%      .81%     1.10%     1.25%    1.48%

Portfolio Turnover Rate          10.06%(3)     3.30%    21.36%     3.45%     2.64%    9.06%

Net Assets, End of Period
   (000's)                     $78,013      $92,639  $114,103  $284,132  $131,345  $55,595

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                          S&P MIDCAP 400 INDEX PORTFOLIO
                                  SIX MONTHS                         PERIOD FROM
                                ENDED JUNE 30,      YEAR ENDED      MAY 3, 1999(1)
                                  (UNAUDITED)      DECEMBER 31,    TO DECEMBER 31,
                                ---------------  ----------------  ----------------
                                     2002         2001     2000          1999
                                ---------------  -------  -------  ----------------
Net Asset Value,
  Beginning of period               $ 46.70      $ 59.55  $ 55.20      $ 50.00
                                    -------      -------  -------      -------
Investment Activities:
  Net investment income                 .09          .30     1.10          .50
  Net realized and unrealized
     gains/(losses)                   (1.76)       (1.00)    7.20         5.05
                                    -------      -------  -------      -------
Total from Investment
   Activities                         (1.67)        (.70)    8.30         5.55
                                    -------      -------  -------      -------
Distributions:
  Net investment income                (.18)        (.20)   (1.20)        (.35)
  In excess of net investment
     income                              --           --       --           --
  Return of capital                      --           --       --           --
  Net realized gains                   (.07)      (11.95)   (2.75)          --
                                    -------      -------  -------      -------
Total Distributions                    (.25)      (12.15)   (3.95)        (.35)
                                    -------      -------  -------      -------
Net Asset Value,
  End of period                     $ 44.78      $ 46.70  $ 59.55      $ 55.20
                                    =======      =======  =======      =======

Total Return                          (3.61%)      (1.25%)   15.99%       11.14%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                  .60%(3)      .60%     .60%         .60%(3)

Ratio of Expenses to Average
   Net Assets - Gross                   .79%(3)      .82%     .77%         .69%(3)

Ratio of Net Investment Income
   to Average Net Assets                .44%(3)      .65%    1.44%        1.69%(3)

Portfolio Turnover Rate               23.44%(3)    18.57%  146.33%       47.55%(3)

Net Assets, End of Period
   (000's)                          $27,062      $20,588  $15,054      $23,963

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                             BALANCED INDEX PORTFOLIO
                                  SIX MONTHS                         PERIOD FROM
                                ENDED JUNE 30,      YEAR ENDED      MAY 3, 1999(1)
                                  (UNAUDITED)      DECEMBER 31,    TO DECEMBER 31,
                                ---------------  ----------------  ----------------
                                     2002         2001     2000          1999
                                ---------------  -------  -------  ----------------
Net Asset Value,
  Beginning of period               $ 43.85      $ 48.05  $ 52.05      $ 50.00
                                    -------      -------  -------      -------
Investment Activities:
  Net investment income                 .59         1.10     1.95          .90
  Net realized and unrealized
     gains/(losses)                   (4.07)       (3.15)   (2.65)        1.70
                                    -------      -------  -------      -------
Total from Investment
   Activities                         (3.48)       (2.05)    (.70)        2.60
                                    -------      -------  -------      -------
Distributions:
  Net investment income                (.71)        (.60)   (2.30)        (.55)
  In excess of net investment
     income                              --           --       --           --
  Return of capital                      --           --       --           --
  Net realized gains                     --        (1.55)   (1.00)          --
                                    -------      -------  -------      -------
Total Distributions                    (.71)       (2.15)   (3.30)        (.55)
                                    -------      -------  -------      -------
Net Asset Value,
  End of period                     $ 39.66      $ 43.85  $ 48.05      $ 52.05
                                    =======      =======  =======      =======

Total Return                          (8.05%)      (4.38%)   (1.28%)        5.31%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                  .60%(3)      .60%     .60%         .47%(3)

Ratio of Expenses to Average
   Net Assets - Gross                  1.06%(3)      .81%     .68%         .50%(3)

Ratio of Net Investment Income
   to Average Net Assets               2.76%(3)     2.47%    2.95%        2.94%(3)

Portfolio Turnover Rate               13.71%(3)    35.84%    9.60%      141.58%(3)

Net Assets, End of Period
   (000's)                          $11,577      $13,004  $14,334      $55,708

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                 NASDAQ-100 INDEX PORTFOLIO
                                       SIX MONTHS                       PERIOD FROM
                                     ENDED JUNE 30,    YEAR ENDED    APRIL 27, 2000(1)
                                       (UNAUDITED)    DECEMBER 31,    TO DECEMBER 31,
                                     ---------------  -------------  ------------------
                                          2002            2001              2000
                                     ---------------  -------------  ------------------
Net Asset Value,
  Beginning of period                    $22.30           $ 33.35         $ 50.00
                                         ------           -------         -------
Investment Activities:
  Net investment income                    (.04)               --            (.05)
  Net realized and unrealized
     gains/(losses)                       (7.47)           (11.05)         (16.60)
                                         ------           -------         -------
Total from Investment Activities          (7.51)           (11.05)         (16.65)
                                         ------           -------         -------
Distributions:
  Net investment income                      --                --              --
  In excess of net investment
     income                                  --                --              --
  Return of capital                          --                --              --
  Net realized gains                         --                --              --
                                         ------           -------         -------
Total Distributions                          --                --              --
                                         ------           -------         -------
Net Asset Value,
  End of period                          $14.79           $ 22.30         $ 33.35
                                         ======           =======         =======

Total Return                             (33.68%)          (33.13%)        (33.30%)

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets - Net(2)                          .65%(3)           .65%            .64%(3)

Ratio of Expenses to Average Net
   Assets - Gross                           .99%(3)           .97%            .88%(3)

Ratio of Net Investment Income to
   Average Net Assets                      (.45%)(3)         (.21%)          (.17%)(3)

Portfolio Turnover Rate                    2.33%(3)          5.49%          14.69%(3)

Net Assets, End of Period (000's)        $9,935           $14,560          $8,577

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                           RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
                                       SIX MONTHS                       PERIOD FROMP
                                     ENDED JUNE 30,    YEAR ENDED    APRIL 27, 2000(1)
                                       (UNAUDITED)    DECEMBER 31,    TO DECEMBER 31,
                                     ---------------  -------------  ------------------
                                          2002            2001              2000
                                     ---------------  -------------  ------------------
Net Asset Value,
  Beginning of period                    $ 48.10         $ 49.95           $ 50.00
                                         -------         -------           -------
Investment Activities:
  Net investment income                      .16             .40               .40
  Net realized and unrealized
     gains/(losses)                        (2.54)            .35              (.20)
                                         -------         -------           -------
Total from Investment Activities           (2.38)            .75               .20
                                         -------         -------           -------
Distributions:
  Net investment income                     (.09)           (.45)             (.25)
  In excess of net investment
     income                                   --              --                --
  Return of capital                           --              --                --
  Net realized gains                        (.44)          (2.15)               --
                                         -------         -------           -------
Total Distributions                         (.53)          (2.60)             (.25)
                                         -------         -------           -------
Net Asset Value,
  End of period                          $ 45.19         $ 48.10           $ 49.95
                                         =======         =======           =======

Total Return                               (4.98%)          1.54%              .39%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets - Net(2)                           .75%(3)         .75%              .74%(3)

Ratio of Expenses to Average Net
   Assets - Gross                           1.11%(3)        1.10%             1.35%(3)

Ratio of Net Investment Income to
   Average Net Assets                        .58%(3)         .90%             1.11%(3)

Portfolio Turnover Rate                    51.24%(3)       32.70%            82.19%(3)

Net Assets, End of Period (000's)        $15,953         $21,503           $16,105

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
  NAME, ADDRESS AND AGE              FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
George M. Callard, M.D.    Director                   Director since 1987        Professor of Clinical              23
2345 Bedford Avenue                                                              Surgery, University of
Cincinnati, Ohio 45208                                                           Cincinnati
(Age 68)

Theodore H. Emmerich       Director                   Director since 1987        Consultant; former                 23
1201 Edgecliff Place                                                             Partner, Ernst &
Cincinnati, Ohio 45206                                                           Whinney, Accountants
(75)

Yvonne L. Gray             Director                   Director since 1999        Chief Operating Officer,           23
1400 Reading Road                                                                United Way and Community
Cincinnati, Ohio 45202                                                           Chest; prior thereto,
(50)                                                                             Vice President/ Trust
                                                                                 Operations Officer, Fifth
                                                                                 Third Bank; former Audit
                                                                                 Manager, Price Waterhouse

Jean Patrice Harrington,   Director                   Director since 1986        Former Interim President,          23
S.C                                                                              Cincinnati State
3217 Whitfield Avenue                                                            Technical and Community
Cincinnati, Ohio 45220                                                           College; Former Executive
(79)                                                                             Director, Cincinnati
                                                                                 Youth Collaborative;
                                                                                 President Emeritus
                                                                                 (formerly, President)
                                                                                 College of Mount St.
                                                                                 Joseph

Charles W. McMahon         Director                   Director since 1991        Retired Senior Vice                23
19 Iron Woods Drive                                                              President and Director,
Cincinnati, Ohio 45239                                                           The Union Central Life
(82)                                                                             Insurance Company ("Union
                                                                                 Central")

David C. Phillips          Director                   Director since 2001        Co-Founder and Treasurer,          23
37 W. Seventh Street                                                             Cincinnati Works Inc.
Suite 200                                                                        (Job Placement); prior
Cincinnati, Ohio 45202                                                           thereto, Chief Executive
(63)                                                                             Officer, Downtown
                                                                                 Cincinnati Inc. (Economic
                                                                                 revitalization of
                                                                                 Cincinnati)

Mary W. Sullivan           Director                   Director since 2001        Attorney, Peck,                    23
5932 Muddy Creek Road                                                            Shaffer & Williams LLP
Cincinnati, Ohio 45233
(45)


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
  NAME, ADDRESS AND AGE            DIRECTOR
-------------------------
George M. Callard, M.D.
2345 Bedford Avenue
Cincinnati, Ohio 45208
(Age 68)
Theodore H. Emmerich       American Financial Group;
1201 Edgecliff Place       former Director, Summit
Cincinnati, Ohio 45206     Investment Trust (two
(75)                       Portfolios)
Yvonne L. Gray
1400 Reading Road
Cincinnati, Ohio 45202
(50)
Jean Patrice Harrington,
S.C
3217 Whitfield Avenue
Cincinnati, Ohio 45220
(79)
Charles W. McMahon
19 Iron Woods Drive
Cincinnati, Ohio 45239
(82)
David C. Phillips          Meridian
37 W. Seventh Street       Bioscience, Inc.
Suite 200
Cincinnati, Ohio 45202
(63)
Mary W. Sullivan           Franklin Savings and Loan
5932 Muddy Creek Road      Co.
Cincinnati, Ohio 45233
(45)

INTERESTED DIRECTORS AND OFFICERS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
  NAME, ADDRESS AND AGE              FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Harry Rossi*               Director                   Director since 1992        Director Emeritus, Union           23
8548 Wyoming Club Drive                                                          Central; former Chairman,
Cincinnati, Ohio 45215                                                           President and Chief
(82)                                                                             Executive Officer, Union
                                                                                 Central, and Director,
                                                                                 Adviser

Steven R. Sutermeister*    Director, President and    Director since 1999        Senior Vice President,             23
312 Elm Street             Chief Executive Officer                               Union Central; President
Suite 2525                                                                       and Chief Executive
Cincinnati, OH 45202                                                             Officer, Adviser.
(48)

John F. Labmeier           Vice President and         Officer since 1990         Vice President, Associate          NA
1876 Waycross Road         Secretary                                             General Counsel and
Cincinnati, OH 45240                                                             Assistant Secretary,
(53)                                                                             Union Central; Vice
                                                                                 President and Secretary,
                                                                                 Carillon
                                                                                 Investments, Inc.;
                                                                                 Secretary, Adviser

Thomas G. Knipper          Controller and Treasurer   Officer since 1995         Treasurer, Adviser                 NA
312 Elm Street
Suite 2525
Cincinnati, OH 45202
(44)

John M. Lucas              Assistant Secretary        Officer since 1990         Second Vice President,             NA
1876 Waycross Road                                                               Counsel and Assistant
Cincinnati, OH 45240                                                             Secretary, Union Central
(50)


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
  NAME, ADDRESS AND AGE            DIRECTOR
-------------------------
Harry Rossi*               Carillon
8548 Wyoming Club Drive    Investments, Inc.
Cincinnati, Ohio 45215
(82)
Steven R. Sutermeister*    Carillon
312 Elm Street             Investments, Inc.;
Suite 2525                 Summit Investment
Cincinnati, OH 45202       Partners, Inc.
(48)
John F. Labmeier           NA
1876 Waycross Road
Cincinnati, OH 45240
(53)
Thomas G. Knipper          NA
312 Elm Street
Suite 2525
Cincinnati, OH 45202
(44)
John M. Lucas              NA
1876 Waycross Road
Cincinnati, OH 45240
(50)

------------

* Messrs. Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

                             The Summit Pinnacle Series is distributed to insurance company separate accounts available in the variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

                                  EQUITY INDEX ACCOUNTS
                                  S&P 500 Index Portfolio
                                  S&P MidCap 400 Index Portfolio
                                  Russell 2000 Small Cap Index Portfolio
                                  Nasdaq-100 Index Portfolio

                                  BALANCED INDEX ACCOUNT
                                  Balanced Index Portfolio

                                  MANAGED ACCOUNTS
                                  Zenith Portfolio
                                  Bond Portfolio

                             The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

                                  EQUITY INDEX ACCOUNTS
                                  S&P 500 Index Fund
                                  S&P MidCap 400 Index Fund
                                  Russell 2000 Small Cap Index Fund
                                  Nasdaq-100 Index Fund
                                  EAFE International Index Fund
                                  Total Social Impact Fund

                                  FIXED INCOME & BALANCED INDEX ACCOUNTS
                                  Balanced Index Fund
                                  Lehman Aggregate Bond Index Fund

                                  MANAGED ACCOUNTS
                                  Everest Fund
                                  Bond Fund
                                  Short-term Government Fund
                                  High Yield Bond Fund

                                  STABLE VALUE ACCOUNT
                                  Money Market Fund


                             Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.



SMFI  231PINNACLE  6/02         [LOGO] SUMMIT
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                                       MUTUAL
                                       FUNDS